UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund:	BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
BlackRock Fundamental Growth Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Portfolio
BlackRock Large Cap Core Portfolio
BlackRock Money Market Portfolio
BlackRock Total Return Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Series Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.3%	General Dynamics Corp.	85,000	$3,535,150
	L-3 Communications Holdings, Inc.	47,000	3,186,600
	Raytheon Co.	99,000	3,855,060

			10,576,810

Beverages - 0.9%	The Coca-Cola Co.	23,000	1,010,850
	Hansen Natural Corp. (a)	76,000	2,736,000
	PepsiCo, Inc.	6,000	308,880

			4,055,730

Biotechnology - 1.8%	Amgen, Inc. (a)	99,000	4,902,480
	Biogen Idec, Inc. (a)	70,000	3,669,400

			8,571,880

Chemicals - 0.6%	The Dow Chemical Co.	345,000	2,908,350

Commercial Services & Supplies - 0.8%	Pitney Bowes, Inc.	83,000	1,938,050
	R.R. Donnelley & Sons Co.	274,000	2,008,420

			3,946,470

Communications Equipment - 0.2%	Cisco Systems, Inc. (a)	46,000	771,420

Computers & Peripherals - 3.2%	Apple, Inc. (a)	5,000	525,600
	EMC Corp. (a)	338,000	3,853,200
	International Business Machines Corp.	23,000	2,228,470
	Lexmark International, Inc. Class A (a)	128,000	2,159,360
	QLogic Corp. (a)	268,000	2,980,160
	Western Digital Corp. (a)	172,000	3,326,480

			15,073,270

Diversified Financial Services - 0.2%	JPMorgan Chase & Co.	30,000	797,400

Diversified Telecommunication	AT&T Inc.	115,000	2,898,000
Services - 2.3%	Qwest Communications International Inc.	836,000	2,859,120
	Verizon Communications, Inc.	168,000	5,073,600

			10,830,720

Electronic Equipment & Instruments -	Ingram Micro, Inc. Class A (a)	234,000	2,957,760
0.6%

Energy Equipment & Services - 2.5%	ENSCO International, Inc.	111,000	2,930,400
	Nabors Industries Ltd. (a)	267,000	2,667,330
	Noble Corp.	121,000	2,914,890
	Tidewater, Inc.	84,000	3,118,920

			11,631,540

Food & Staples Retailing - 1.0%	SYSCO Corp.	150,000	3,420,000
	Wal-Mart Stores, Inc.	28,000	1,458,800

			4,878,800

Food Products - 0.8%	Archer-Daniels-Midland Co.	133,000	3,694,740

Health Care Providers & Services - 7.2%	Aetna, Inc.	141,000	3,430,530
	AmerisourceBergen Corp.	92,000	3,004,720
	Community Health Systems, Inc. (a)	176,000	2,699,840
	Humana, Inc. (a)	82,000	2,138,560
	LifePoint Hospitals, Inc. (a)	145,000	3,024,700
	Lincare Holdings, Inc. (a)	124,000	2,703,200
	McKesson Corp.	80,000	2,803,200
	Omnicare, Inc.	118,000	2,889,820
	Quest Diagnostics, Inc.	65,000	3,086,200
	UnitedHealth Group, Inc.	189,000	3,955,770
	WellPoint, Inc. (a)	102,000	3,872,940

			33,609,480

1

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Durables - 2.5%	D.R. Horton, Inc.	290,000	$2,813,000
	KB Home	203,000	2,675,540
	MDC Holdings, Inc.	99,000	3,082,860
	Toll Brothers, Inc. (a)	159,000	2,887,440

			11,458,840

Household Products - 0.5%	The Procter & Gamble Co.	54,000	2,542,860

IT Services - 3.6%	Accenture Ltd. Class A	131,000	3,601,190
	Affiliated Computer Services, Inc. Class A (a)	61,000	2,921,290
	Alliance Data Systems Corp. (a)	28,000	1,034,600
	Computer Sciences Corp. (a)	87,000	3,205,080
	Global Payments, Inc.	92,000	3,073,720
	Hewitt Associates, Inc. Class A (a)	98,000	2,916,480

			16,752,360

Independent Power Producers & Energy	The AES Corp. (a)	420,000	2,440,200
Traders - 0.5%

Industrial Conglomerates - 0.3%	General Electric Co.	118,000	1,192,980

Insurance - 2.2%	Chubb Corp.	88,000	3,724,160
	The Travelers Cos., Inc.	99,000	4,023,360
	UnumProvident Corp.	200,000	2,500,000

			10,247,520

Internet Software & Services - 0.1%	Google, Inc. Class A (a)	1,000	348,060

Leisure Equipment & Products - 0.6%	Hasbro, Inc.	120,000	3,008,400

Machinery - 0.7%	Dover Corp.	115,000	3,033,700

Multiline Retail - 0.7%	Family Dollar Stores, Inc.	91,000	3,036,670

Oil, Gas & Consumable Fuels - 11.4%	Anadarko Petroleum Corp.	87,000	3,383,430
	Chevron Corp.	121,000	8,136,040
	ConocoPhillips	136,000	5,325,760
	Exxon Mobil Corp.	231,000	15,731,100
	Marathon Oil Corp.	137,000	3,601,730
	Murphy Oil Corp.	66,000	2,954,820
	Occidental Petroleum Corp.	82,000	4,563,300
	Sunoco, Inc.	115,000	3,045,200
	Tesoro Corp.	225,000	3,030,750
	Valero Energy Corp.	182,000	3,257,800

			53,029,930

Personal Products - 0.5%	Herbalife Ltd.	160,000	2,396,800

Pharmaceuticals - 6.9%	Bristol-Myers Squibb Co.	84,000	1,841,280
	Eli Lilly & Co.	124,000	4,142,840
	Endo Pharmaceuticals Holdings, Inc. (a)	144,000	2,545,920
	Forest Laboratories, Inc. (a)	133,000	2,920,680
	Johnson & Johnson	164,000	8,626,400
	King Pharmaceuticals, Inc. (a)	347,000	2,453,290
	Merck & Co., Inc.	13,000	347,750
	Pfizer, Inc.	444,000	6,047,280
	Watson Pharmaceuticals, Inc. (a)	104,000	3,235,440

			32,160,880

Professional Services - 0.6%	Manpower, Inc.	96,000	3,026,880

Semiconductors & Semiconductor	Intel Corp.	25,000	376,250
Equipment - 1.2%	National Semiconductor Corp.	246,000	2,526,420

2

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks		Shares	Value

	Silicon Laboratories, Inc. (a)		107,000	$2,824,800

				5,727,470

Software - 3.4%	BMC Software, Inc. (a)		97,000	3,201,000
	CA, Inc.		192,000	3,381,120
	Compuware Corp. (a)		449,000	2,958,910
	Microsoft Corp.		150,000	2,755,500
	Synopsys, Inc. (a)		159,000	3,296,070

				15,592,600

Specialty Retail - 2.0%	AutoZone, Inc. (a)		19,000	3,089,780
	Foot Locker, Inc.		316,000	3,311,680
	Limited Brands, Inc.		340,000	2,958,000

				9,359,460

Textiles, Apparel & Luxury Goods - 0.6%	Polo Ralph Lauren Corp.		65,000	2,746,250

Trading Companies & Distributors - 0.3%	United Rentals, Inc. (a)		309,000	1,300,890

	Total Common Stocks - 63.0%			293,707,120

	Preferred Securities

			Par
	Capital Trusts		(000)

Capital Markets - 0.0%	Credit Suisse Guernsey Ltd., 5.86% (b)(c)	USD	424	157,133
	Lehman Brothers Holdings Capital Trust VII,
	5.857% (a)(b)(c)(d)		130	13

				157,146

Commercial Banks - 0.2%	BAC Capital Trust VI, 5.625%, 3/08/35		335	142,415
	Barclays Bank Plc, 5.926% (b)(c)(e)		325	109,008
	Barclays Bank Plc, 7.434% (b)(c)(e)		375	155,786
	Barclays Bank Plc, 8.55% (b)(c)(e)		620	223,200
	Royal Bank of Scotland Group Plc Series MTN,
	7.64% (b)(c)		800	180,000
	Wells Fargo & Co. Series K, 7.98%, (b)(c)		480	225,600

				1,036,009

Diversified Financial Services - 0.3%	Bank of America Corp. Series K, 8% (b)(c)		295	118,145
	JPMorgan Chase & Co., 7.90% (b)(c)		925	594,442
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37		770	509,949

				1,222,536

Insurance - 0.3%	American International Group, Inc., 6.25%,
	3/15/87		235	18,800
	Chubb Corp., 6.375%, 3/29/67 (c)		475	271,135
	Lincoln National Corp., 7%, 5/17/66 (c)		315	66,150
	MetLife, Inc., 6.40%, 12/15/66		220	92,400
	Progressive Corp., 6.70%, 6/15/37 (c)		460	206,925
	Reinsurance Group of America, 6.75%,
	12/15/65 (c)		320	124,947
	The Travelers Cos., Inc., 6.25%, 3/15/67 (c)		910	482,902

				1,263,259

	Total Preferred Securities - 0.8%			3,678,950

	Fixed Income Securities

	Asset-Backed Securities

	ACE Securities Corp. Series 2005-ASP1 Class M1,
	1.118%, 9/25/35 (c)		950	95,000

3

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

American Express Issuance Trust Series 2008-2
Class A, 4.02%, 1/18/11	USD	1,660	$1,649,845
Bear Stearns Asset Backed Securities Trust
Series 2005-4 Class A, 0.768%, 1/25/36 (c)		196	173,173
Bear Stearns Asset Backed Securities Trust Series 2005-
HE10 Class A2, 0.728%, 11/25/35 (c)		433	414,030
Bear Stearns Asset Backed Securities Trust Series 2005-
SD1 Class 1A2, 0.738%, 7/25/27 (c)		674	557,663
Carrington Mortgage Loan Trust Series 2006-NC5
Class A1, 0.488%, 1/25/37 (c)		785	722,323
Chase Issuance Trust Series 2007-A17 Class A,
5.12%, 10/15/14		1,055	1,061,562
Countrywide Asset Backed Certificates Series 2004-13
Class AF4, 4.583%, 1/25/33 (c)		721	518,277
First Franklin Mortgage Loan Asset Backed
Certificates Series 2005-FF10 Class A6, 0.788%,
11/25/35 (c)		862	494,267
Honda Auto Receivables Owner Trust Series 2006-
3 Class A3, 5.12%, 10/15/10		782	787,941
IndyMac Residential Asset Backed Trust Series 2006-E
Class 2A1, 0.498%, 4/25/37 (c)		475	448,858
Irwin Home Equity Corp. Series 2005-C Class
1A1, 0.698%, 4/25/30 (c)		156	142,718
Lehman XS Trust Series 2005-5N Class 3A2,
0.798%, 11/25/35 (c)		690	180,619
Long Beach Mortgage Loan Trust Series 2006-11
Class 2A1, 0.498%, 12/25/36 (c)		496	405,890
Morgan Stanley ABS Capital I Series 2005-HE1
Class A2MZ, 0.738%, 12/25/34 (c)		78	42,645
New Century Home Equity Loan Trust Series
2005-2 Class A2MZ, 0.698%, 6/25/35 (c)		231	176,451
Nissan Auto Receivables Owner Trust Series 2006-
A Class A4, 4.77%, 7/15/11		1,704	1,719,787
Park Place Securities, Inc. Series 2005-WCH1
Class A1B, 0.738%, 1/25/35 (c)		75	71,250
Park Place Securities, Inc. Series 2005-WCH1
Class A3D, 0.778%, 1/25/35 (c)		67	61,277
RAAC Series 2005-SP2 Class 2A, 0.738%,
6/25/44 (c)		959	467,930
Residential Asset Mortgage Products, Inc. Series 2005-
RS3 Class AI2, 0.608%, 3/25/35 (c)		103	98,482
SLM Student Loan Trust Series 2005-4 Class A2,
1.172%, 4/26/21 (c)		470	454,259
SLM Student Loan Trust Series 2008-5 Class A2,
2.192%, 10/25/16 (c)		1,710	1,672,264
SLM Student Loan Trust Series 2008-5 Class A3,
2.392%, 1/25/18 (c)		430	419,977
SLM Student Loan Trust Series 2008-5 Class A4,
2.792%, 7/25/23 (c)		1,160	1,096,413

4

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Asset-Backed Securities		(000)	Value

	Soundview Home Equity Loan Trust Series 2005-
	OPT3 Class A4, 0.738%, 11/25/35 (c)	USD	1,941	$1,498,453
	Structured Asset Investment Loan Trust Series 2003-BC6
	Class M1, 1.563%, 7/25/33 (c)		1,373	694,494
	Structured Asset Investment Loan Trust Series 2003-BC7
	Class M1, 1.563%, 7/25/33 (c)		1,180	652,651
	Structured Asset Investment Loan Trust Series
	2004-8 Class M4, 1.438%, 9/25/34 (c)		442	238,696
	Structured Asset Securities Corp. Series 2004-
	23XS Class 2A1, 0.738%, 1/25/35 (c)		319	147,999

	Total Asset-Backed Securities - 3.7%			17,165,194

	Fixed Income Securities

Industry	Corporate Bonds

Aerospace & Defense - 0.1%	L-3 Communications Corp., 5.875%, 1/15/15		270	250,425
	L-3 Communications Corp. Series B, 6.375%,
	10/15/15		12	11,310

				261,735

Air Freight & Logistics - 0.2%	United Parcel Service, Inc., 3.875%, 4/01/14		1,125	1,127,753
	United Parcel Service, Inc., 6.20%, 1/15/38		30	30,524

				1,158,277

Airlines - 0.0%	American Airlines, Inc. Series 2003-1, 3.857%,
	1/09/12		171	150,115

Capital Markets - 1.1%	The Bear Stearns Cos., Inc., 1.507%, 7/19/10 (c)		350	344,878
	The Bear Stearns Cos., Inc., 6.95%, 8/10/12		375	381,888
	Goldman Sachs Capital II, 5.793% (b)(c)		415	172,781
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13 (f)		580	541,601
	Lehman Brothers Holdings, Inc., 6.75%,
	12/28/17 (a)(d)		490	49
	Lehman Brothers Holdings, Inc. Series I,
	5.25%, 2/06/12 (a)(d)		575	73,312
	Lehman Brothers Holdings, Inc. Series MTN,
	7%, 9/27/27 (a)(d)		650	82,875
	Morgan Stanley, 1.399%, 1/09/12 (c)		2,340	1,878,042
	UBS AG, 5.75%, 4/25/18		600	501,872
	UBS AG Series DPNT, 5.875%, 12/20/17		1,290	1,109,517

				5,086,815

Chemicals - 0.0%	Huntsman International LLC, 7.875%, 11/15/14		170	69,700
	Huntsman International LLC, 7.375%, 1/01/15		85	34,850
	PolyOne Corp., 8.875%, 5/01/12		135	58,725

				163,275

Commercial Banks - 0.7%	Corporacion Andina de Fomento, 6.875%, 3/15/12		435	428,594
	Eksportfinans A/S, 5.50%, 5/25/16		575	615,529
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		1,675	1,693,310
	Wachovia Bank NA, 6.60%, 1/15/38		500	395,427

				3,132,860

Computers & Peripherals - 0.1%	International Business Machines Corp., 5.70%,
	9/14/17		545	564,550

Consumer Finance - 0.2%	SLM Corp., 5.40%, 10/25/11		475	294,500
	SLM Corp., 5.125%, 8/27/12		825	444,540

				739,040

5

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Diversified Financial Services - 1.9%	Bank of America Corp., 6%, 9/01/17	USD	110	$93,629
	Bank of America Corp., 5.75%, 12/01/17		850	713,818
	General Electric Capital Corp., 1.80%, 3/11/11		2,800	2,807,451
	General Electric Capital Corp., 5%, 11/15/11		2,040	2,028,647
	General Electric Capital Corp., 6.15%, 8/07/37		335	247,739
	General Electric Capital Corp., 6.375%,
	11/15/67(c)		650	315,628
	JPMorgan Chase & Co, 1.65%, 2/23/11		1,750	1,757,336
	JPMorgan Chase Bank NA, 6%, 7/05/17		1,100	1,052,311

				9,016,559

Diversified Telecommunication	AT&T, Inc., 6.50%, 9/01/37		1,000	902,422
Services - 0.5%	GTE Corp., 6.84%, 4/15/18		250	247,576
	Qwest Communications International Inc.,
	7.50%, 2/15/14		140	121,100
	Qwest Communications International Inc.
	Series B, 7.50%, 2/15/14		60	51,900
	Verizon Communications, Inc., 8.75%,
	11/01/18		700	800,926

				2,123,924

Electric Utilities - 0.2%	Florida Power & Light Co., 5.95%, 2/01/38		325	328,562
	Florida Power Corp., 6.40%, 6/15/38		175	182,834
	Nevada Power Co., 6.65%, 4/01/36		335	279,848

				791,244

Energy Equipment & Services - 0.0%	Halliburton Co., 7.45%, 9/15/39		115	115,129

Food Products - 0.1%	Kraft Foods, Inc., 6.125%, 8/23/18		250	250,599

Health Care Providers & Services -	UnitedHealth Group, Inc., 5.80%, 3/15/36		315	243,911
0.1%

Hotels, Restaurants & Leisure - 0.1%	American Real Estate Partners LP, 7.125%,
	2/15/13		45	35,775
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (e)		85	25,500
	Wendy’s International, Inc., 6.25%, 11/15/11		360	327,600

				388,875

Household Durables - 0.4%	Centex Corp., 4.55%, 11/01/10		260	236,600
	Centex Corp., 5.125%, 10/01/13		325	256,750
	DR Horton, Inc., 6.875%, 5/01/13		525	441,000
	DR Horton, Inc., 5.625%, 9/15/14		150	117,750
	KB Home, 6.375%, 8/15/11		445	398,275
	Lennar Corp. Series B, 5.60%, 5/31/15		240	171,000
	Pulte Homes, Inc., 5.20%, 2/15/15		180	142,425
	Ryland Group, Inc., 5.375%, 5/15/12		165	143,550
	Toll Brothers Finance Corp., 4.95%, 3/15/14		150	127,323

				2,034,673

IT Services - 0.1%	First Data Corp., 9.875%, 9/24/15		380	222,300
	Sabre Holdings Corp., 6.35%, 3/15/16		680	258,400

				480,700

Independent Power Producers &	TXU Corp., 5.55%, 11/15/14		675	251,159
Energy Traders - 0.1%	Texas Competitive Electric Holdings Co LLC
	Series B, 10.25%, 11/01/15		520	260,000

				511,159

6

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Insurance - 0.3%	American International Group, Inc., 6.25%,
	5/01/36	USD	170	$59,654
	Hartford Life Global Funding Trusts, 1.50%,
	6/16/14 (c)		1,050	663,692
	Metropolitan Life Global Funding I, 5.125%,
	4/10/13 (e)		925	844,794

				1,568,140

Internet & Catalog Retail - 0.1%	Expedia, Inc., 7.456%, 8/15/18		380	319,200

Media - 1.0%	Comcast Corp., 5.85%, 1/15/10		505	512,694
	Comcast Corp., 6.50%, 1/15/17		625	618,697
	Comcast Corp., 6.45%, 3/15/37		460	401,879
	Comcast Corp., 6.95%, 8/15/37		225	209,523
	Cox Communications, Inc., 7.125%, 10/01/12		365	363,349
	Cox Communications, Inc., 8.375%, 3/01/39 (e)		375	351,844
	News America, Inc., 6.40%, 12/15/35		470	348,195
	News America, Inc., 6.75%, 1/09/38		830	837,487
	Time Warner Cable, Inc., 5.85%, 5/01/17		750	672,372
	Viacom, Inc., 5.75%, 4/30/11		515	501,692

				4,817,732

Multi-Utilities - 0.0%	Xcel Energy, Inc., 6.50%, 7/01/36		215	190,835

Multiline Retail - 0.1%	Macys Retail Holdings, Inc., 5.35%, 3/15/12		245	192,314

Oil, Gas & Consumable Fuels - 0.8%	Anadarko Petroleum Corp., 5.95%, 9/15/16		270	232,546
	Anadarko Petroleum Corp., 6.45%, 9/15/36		195	136,298
	BP Capital Markets Plc, 3.125%, 3/10/12		765	768,149
	ConocoPhillips, 6.50%, 2/01/39		225	219,482
	Devon Financing Corp. ULC, 7.875%, 9/30/31		200	204,360
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		360	343,800
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		500	431,975
	Motiva Enterprises LLC, 5.20%, 9/15/12 (e)		215	222,631
	Sabine Pass LNG LP, 7.50%, 11/30/16		345	231,150
	Shell International Finance B.V., 4%, 3/21/14		875	887,277
	XTO Energy, Inc., 6.75%, 8/01/37		155	141,068

				3,818,736

Pharmaceuticals - 0.9%	Abbott Laboratories, 5.125%, 4/01/19		415	417,378
	Eli Lilly & Co., 3.55%, 3/06/12		365	372,911
	Eli Lilly & Co., 7.125%, 6/01/25		10	11,301
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		500	520,199
	Novartis Securities Investment Ltd., 5.125%,
	2/10/19		440	446,742
	Pfizer, Inc., 5.35%, 3/15/15		1,300	1,371,560
	Roche Holdings, Inc., 3.249%, 2/25/11 (c)(e)		180	179,680
	Roche Holdings, Inc., 5%, 3/01/14 (e)		775	793,233
	Wyeth, 6%, 2/15/36		250	233,296

				4,346,300

Road & Rail - 0.0%	The Hertz Corp., 8.875%, 1/01/14		165	100,031

Software - 0.1%	Oracle Corp., 5.75%, 4/15/18		340	354,830

Tobacco - 0.1%	Philip Morris International, Inc., 5.65%, 5/16/18		325	322,922

Trading Companies & Distributors -	United Rentals North America, Inc., 6.50%,
0.1%	2/15/12		500	400,000

7

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Wireless Telecommunication	Verizon Wireless Capital LLC, 8.50%,
Services - 0.1%	11/15/18(e)	USD	300	$342,696
	Vodafone Group Plc, 6.15%, 2/27/37		275	259,291

				601,987

	Total Corporate Bonds - 9.5%			44,246,467

	Foreign Government Obligations

	Bundesrepublik Deutschland Series 05, 4%,
	1/04/37	EUR	155	208,312
	Bundesrepublik Deutschland Series 07, 4.25%,
	7/04/39		400	567,526
	Mexico Government International Bond, 6.375%,
	1/16/13	USD	157	165,635
	United Kingdom Gilt, 4.25%, 12/07/49	GBP	285	398,196

	Total Foreign Government Obligations - 0.3%			1,339,669

	US Government Agency Mortgage-Backed
	Securities

	Fannie Mae Guaranteed Pass-Through
	Certificates:
	4.00%, 4/01/24 (g)	USD	2,400	2,439,749
	4.50%, 12/01/18 - 4/15/39 (g)		13,088	13,412,578
	4.852%, 8/01/38 (c)		1,314	1,340,252
	5.00%, 1/01/21 - 4/15/39 (g)		35,844	37,050,593
	5.50%, 4/15/24 - 5/15/39 (g)		7,700	8,003,654
	5.57%, 4/01/37 (c)		900	931,686
	6.00%, 12/01/13 - 4/15/39 (g)		9,699	10,151,213
	6.50%, 8/01/32 - 4/15/39 (g)		1,359	1,436,898
	Freddie Mac Mortgage Participation
	Certificates:
	4.50%, 10/01/34 - 4/01/39 (g)		3,428	3,504,026
	5.00%, 4/15/24 (g)		1,200	1,243,874
	5.199%, 12/01/35 (c)		923	950,281
	5.50%, 12/01/13 - 4/15/39 (g)		9,953	10,337,111
	5.867%, 4/01/37 (c)		688	716,471
	6.00%, 1/01/34 - 4/15/39 (g)		1,388	1,453,943
	7.00%, 7/01/31 - 6/01/32		291	313,315
	Ginnie Mae MBS Certificates:
	4.50%, 4/15/39 - 5/15/39 (g)		10,200	10,415,154
	5.00%, 4/21/39 (g)		1,000	1,034,375
	5.50%, 5/01/37 - 5/15/39 (g)		3,000	3,109,687
	6.00%, 5/21/38 - 5/15/39 (g)		3,000	3,121,688
	6.50%, 1/15/35		1,071	1,127,914
	7.00%, 4/15/29 - 6/15/35		2,022	2,160,025
	7.50%, 3/15/32		14	15,101

	Total US Government Agency Mortgage-Backed
	Securities - 24.5%			114,269,588

	US Government Agency Mortgage-Backed
	Securities - Collateralized Mortgage
	Obligations

	Fannie Mae Trust Series 378 Class 5, 5%,
	7/01/36(h)		2,838	331,076

8

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Agency Mortgage-Backed		Par
	Securities - Collateralized Mortgage Obligations		(000)	Value

	Fannie Mae Trust Series 2007-30 Class WI,
	6.371%, 4/25/37 (h)	USD	3,153	$250,815
	Fannie Mae Trust Series 2007-108 Class AN,
	8.861%, 11/25/37 (c)		913	1,005,880
	Fannie Mae Trust Series 2008-2 Class SA,
	5.881%, 2/25/38 (h)		1,611	135,330
	Freddie Mac Multiclass Certificates Series
	3068 Class VA, 5.50%, 10/15/16		770	803,463
	Freddie Mac Multiclass Certificates Series
	3087 Class VA, 5.50%, 3/15/15		2,102	2,180,641
	Freddie Mac Multiclass Certificates Series
	3137 Class XP, 6%, 4/15/36		1,233	1,303,585
	Freddie Mac Multiclass Certificates Series
	3162 Class OA, 6%, 10/15/26		691	707,319
	Freddie Mac Multiclass Certificates Series
	3171 Class ST, 6.152%, 6/15/36 (h)		2,664	221,792
	Freddie Mac Multiclass Certificates Series
	3218 Class SA, 6.237%, 9/15/36 (h)		1,262	98,725
	Freddie Mac Multiclass Certificates Series
	3501 Class SC, 5.444%, 1/15/39 (h)		905	61,883
	Freddie Mac Multiclass Certificates Series
	3501 Class SJ, 6.044%, 1/15/39 (h)		905	68,875
	Ginnie Mae Trust Series 2007-59 Class SC,
	6.03%, 7/20/37 (h)		2,196	142,415
	Ginnie Mae Trust Series 2007-67 Class SI,
	6.04%, 11/20/37 (h)		1,308	81,647
	Ginnie Mae Trust Series 2007-72 Class US,
	6.08%, 11/20/37 (h)		3,463	200,679

	Total US Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations - 1.6%			7,594,125

	Non-US Government Agency Mortgage-
	Backed Securities

Collateralized Mortgage Obligations -	Bear Stearns Adjustable Rate Mortgage Trust
4.1%	Series 2005-4 Class 3A1, 5.372%, 8/25/35 (c)		6,003	3,879,648
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2006-2 Class 2A1, 5.65%, 7/25/36 (c)		2,316	1,181,951
	Countrywide Alternative Loan Trust Series 2006-
	0A21 Class A1, 0.637%, 3/20/47 (c)		661	239,297
	Countrywide Home Loan Mortgage Pass-Through
	Trust Series 2003-56 Class 4A1, 4.915%,
	12/25/33 (c)		1,587	1,312,932
	Countrywide Home Loan Mortgage Pass-Through
	Trust Series 2006-0A5 Class 2A1, 0.638%,
	4/25/46 (c)		295	104,839
	Countrywide Home Loan Mortgage Pass-Through
	Trust Series 2006-0A5 Class 3A1, 0.638%,
	4/25/46 (c)		543	217,323
	Countrywide Home Loan Mortgage Pass-Through
	Trust Series 2007-16 Class A1, 6.50%, 10/25/37		904	500,249
	Countrywide Home Loan Mortgage Pass-Through Trust
	Series 2007-J3 Class A10, 6%, 7/25/37		1,290	590,812

9

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-US Government Agency Mortgage-		Par
	Backed Securities		(000)	Value

	First Horizon Asset Securities, Inc. Series 2005-
	AR3 Class 3A1, 5.504%, 8/25/35 (c)	USD	289	$208,445
	Impac Secured Assets CMN Owner Trust Series 2004-3
	Class 1A4, 1.238%, 11/25/34 (c)		180	83,990
	JPMorgan Mortgage Trust Series 2006-S2 Class
	2A2, 5.875%, 7/25/36		136	98,618
	JPMorgan Mortgage Trust Series 2007-S1 Class
	1A2, 5.50%, 3/25/22		139	103,085
	Residential Accredit Loans, Inc. Series 2006-Q02
	Class A1, 0.658%, 2/25/46 (c)		434	181,055
	Structured Adjustable Rate Mortgage Loan Trust Series
	2007-3 Class 2A1, 5.733%, 4/25/37 (c)		1,877	957,850
	Structured Asset Securities Corp. Series 2005-
	GEL2 Class A, 0.718%, 4/25/35 (c)		117	97,419
	Structured Asset Securities Corp. Series 2005-
	OPT1 Class A4M, 0.788%, 11/25/35 (c)		353	226,251
	WaMu Mortgage Pass-Through Certificates Series 2006-
	AR18 Class 1A1, 5.303%, 1/25/37 (c)		1,071	517,751
	WaMu Mortgage Pass-Through Certificates Series 2007-
	HY3 Class 1A1, 5.589%, 3/25/37 (c)		4,801	2,344,878
	Wells Fargo Mortgage Backed Securities Trust Series
	2005-AR15 Class 2A1, 5.112%, 9/25/35 (c)		2,583	1,983,795
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR2 Class 2A5, 5.072%, 3/25/36 (c)		2,209	1,264,367
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR12 Class 2A1, 6.097%, 9/25/36 (c)		524	329,134
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR15 Class A1, 5.657%, 10/25/36 (c)		2,239	1,169,809
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR17 Class A1, 5.329%, 10/25/36 (c)		796	440,054
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR18 Class 2A1, 5.712%, 11/25/36 (c)		2,034	1,082,971

				19,116,523

Commercial Mortgage-Backed	Bank of America Commercial Mortgage, Inc.
Securities - 5.9%	Series 2003-2 Class A3, 4.873%, 3/11/41 (c)		1,890	1,699,631
	CS First Boston Mortgage Securities Corp. Series
	2002-CP5 Class A1, 4.106%, 12/15/35		771	745,749
	Chase Commercial Mortgage Securities Corp. Series
	1999-2 Class A2, 7.198%, 1/15/32		1,483	1,490,309
	Citigroup Commercial Mortgage Trust Series
	2006-C5 Class A4, 5.431%, 10/15/49		185	128,049
	Citigroup Commercial Mortgage Trust Series
	2007-C6 Class AM, 5.888%, 12/10/49 (c)		675	276,176
	Citigroup Commercial Mortgage Trust Series
	2008-C7 Class A4, 6.299%, 12/10/49 (c)		930	689,459
	Citigroup/Deutsche Bank Commercial Mortgage
	Trust Series 2007-CD5 Class A4, 5.886%,
	11/15/44 (c)		675	483,172
	Commercial Mortgage Pass-Through Certificates
	Series 2004-LB3A Class A3, 5.09%, 7/10/37 (c)		620	562,283

10

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-US Government Agency Mortgage-		Par
Backed Securities		(000)	Value

First Union National Bank Commercial Mortgage
Series 1999-C4 Class D, 7.936%, 12/15/31	USD	1,866	$1,818,348
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3 Class AAB, 4.702%, 12/10/41		2,300	2,061,499
GS Mortgage Securities Corp. II Series 2006-GG6
Class A2, 5.506%, 4/10/38 (c)		1,700	1,549,684
Greenwich Capital Commercial Funding Corp. Series
2004-GG1 Class A4, 4.755%, 6/10/36		1,350	1,288,630
Greenwich Capital Commercial Funding Corp. Series
2004-GG1 Class A5, 4.883%, 6/10/36		1,840	1,645,429
Greenwich Capital Commercial Funding Corp. Series
2007-GG9 Class A4, 5.444%, 3/10/39		1,450	1,044,531
JPMorgan Chase Commercial Mortgage Securities
Corp. Series 2001-CIB2 Class A3, 6.429%,
4/15/35		1,845	1,831,927
JPMorgan Chase Commercial Mortgage Securities
Corp. Series 2004-CB8 Class A1A, 4.158%,
1/12/39		620	483,107
JPMorgan Chase Commercial Mortgage Securities
Corp. Series 2006-LDP8 Class A4, 5.399%,
5/15/45		190	135,878
JPMorgan Chase Commercial Mortgage Securities
Corp. Series 2007-LD1 Class A2, 5.992%,
6/15/49 (c)		650	518,810
JPMorgan Chase Commercial Mortgage Securities
Corp. Series 2007-LD12 Class A2, 5.827%,
2/15/51		530	446,754
LB-UBS Commercial Mortgage Trust Series 2004-
C7 Class A1A, 4.475%, 10/15/29		1,829	1,576,630
LB-UBS Commercial Mortgage Trust Series 2005-
C3 Class A5, 4.739%, 7/15/30		1,400	1,076,643
LB-UBS Commercial Mortgage Trust Series 2007-
C1 Class A4, 5.424%, 2/15/40		745	505,918
LB-UBS Commercial Mortgage Trust Series 2007-
C2 Class A3, 5.43%, 2/15/40		1,225	817,441
Morgan Stanley Capital I Series 2003-IQ4 Class
A2, 4.07%, 5/15/40		1,510	1,310,999
Morgan Stanley Capital I Series 2006-IQ12 Class
A4, 5.332%, 12/15/43		740	543,038
Morgan Stanley Capital I Series 2007-HQ12 Class
A2, 5.811%, 4/12/49 (c)		235	195,481
Wachovia Bank Commercial Mortgage Trust Series 2005-
C20 Class A6A, 5.11%, 7/15/42 (c)		1,675	1,323,577
Wachovia Bank Commercial Mortgage Trust Series 2005-
C21 Class A3, 5.384%, 10/15/44 (c)		590	545,308
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 Class A4, 5.572%, 10/15/48		680	493,315
Wachovia Bank Commercial Mortgage Trust Series 2006-
C28 Class AJ, 5.632%, 10/15/48 (c)		150	38,864

11

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-US Government Agency Mortgage-		Par
	Backed Securities		(000)	Value

	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29 Class AJ, 5.368%, 11/15/48 (c)	USD	150	$37,066

				27,363,705

	Total Non-US Government Agency
	Mortgage-Backed Securities - 10.0%			46,480,228

	US Government and Agency Obligations

	Fannie Mae, 2%, 1/09/12		1,945	1,964,606
	Fannie Mae, 5.25%, 8/01/12		1,050	1,099,339
	Fannie Mae, 2.75%, 2/05/14		1,675	1,699,594
	Fannie Mae, 2.75%, 3/13/14		3,400	3,440,586
	Federal Home Loan Bank of Chicago, 5.625%,
	6/13/16		450	439,307
	Federal Home Loan Banks, 5%, 11/17/17 (f)(i)		2,580	2,818,952
	Freddie Mac, 2.125%, 3/23/12		1,450	1,460,988
	Freddie Mac, 5.75%, 6/27/16 (i)		1,070	1,115,323
	Freddie Mac, 5.125%, 11/17/17		1,110	1,238,386
	U.S. Treasury Notes, 1.875%, 2/28/14		5	5,055
	U.S. Treasury Notes, 2.75%, 2/15/19		4,360	4,383,849
	U.S. Treasury Notes, 4.375%, 2/15/38		330	374,860
	U.S. Treasury Notes, 4.50%, 5/15/38 (f)		530	618,775

	Total US Government and Agency Obligations - 4.4%			20,659,620

	Total Fixed Income Securities - 54.0%			251,754,891

	Total Long-Term Investments - (Cost - $606,678,115) - 117.8%			549,140,961

	Short-Term Securities		Shares

	BlackRock Liquidity Funds
	TempFund, 0.646% (j)(k)		458,412	458,412

	Total Short-Term Securities
	(Cost - $458,412) - 0.1%			458,412

	Options Purchased		Contracts (l)

Over-the-Counter Call Swaptions	Pay a fixed rate of 4.705% and receive a floating rate
	based on the 3-month LIBOR, expiring November 2013,
	Broker JPMorgan Chase Bank		3	53,133

Over-the-Counter Put Swaptions	Pay a fixed rate of 4.705% and receive a floating rate
	based on the 3-month LIBOR, expiring November 2013,
	Broker JPMorgan Chase Bank		2	175,311

	Total Options Purchased
	(Cost - $235,170) - 0.0%			228,444

	Total Investments Before TBA Sale Commitments and Options
	Written (Cost - $607,371,697*) - 117.9%			549,827,817

			Par
	TBA Sale Commitments		(000)

	Fannie Mae Guaranteed Pass-Through
	Certificates:
	4.50%, 12/01/18 - 4/15/39	USD	(9,600)	(9,810,000)
	5.00%, 1/01/21 - 4/15/39		(26,400)	(27,274,000)
	5.50%, 4/15/24 - 5/15/39		(3,500)	(3,632,342)
	6.00%, 12/01/13 - 4/15/39		(9,600)	(10,031,904)
	6.50%, 8/01/32 - 4/15/39		(1,300)	(1,369,063)

12

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	TBA Sale Commitments		(000)	Value

	Freddie Mac Mortgage Participation Certificates:
	4.50%, 10/01/34 - 4/01/39	USD	(3,300)	$(3,368,063)
	5.50%, 12/01/13 - 4/15/39		(6,000)	(6,232,500)
	6.00%, 1/01/34 - 4/15/39		(1,300)	(1,358,906)
	Ginnie Mae MBS Certificates:
	4.50%, 4/15/39 - 5/15/39		(5,100)	(5,216,341)
	6.50%, 1/15/35		(200)	(209,812)

	Total TBA Sale Commitments
	(Proceeds - $67,897,328) - (14.7)%			(68,502,931)

	Options Written		Contracts (l)

Over-the-Counter Call Swaptions	Pay a fixed rate of 5.40% and receive a floating rate
	based on 3-month LIBOR, expiring December 2010,
	Broker UBS AG		4	(641,495)
	Pay a fixed rate of 3.33% and receive a floating rate
	based on 3-month LIBOR, expiring March 2010, Broker
	Citibank NA		2	(102,124)
	Pay a fixed rated of 3.31% and receive a floating rate
	based on 3-month LIBOR, expiring March 2010, Broker
	JPMorgan Chase Bank		2	(86,135)
	Pay a fixed rated of 3.4% and receive a floating rate
	based on 3-month LIBOR, expiring March 2010, Broker
	JPMorgan Chase Bank		2	(100,158)
	Pay a fixed rated of 3.47% and receive a floating rate
	based on 3-month LIBOR, expiring March 2010, Broker
	Deutsche Bank AG		2	(102,385)
	Pay a fixed rated of 4.1% and receive a floating rate
	based on 3-month LIBOR, expiring May 2009, Broker
	JPMorgan Chase Bank		20	(2,097,820)

				(3,130,117)

Over-the-Counter Put Swaptions	Receive a fixed rate of 5.40% and pay a floating rate
	based on 3-month LIBOR, expiring December 2010,
	Broker UBS AG		3	(25,808)
	Receive a fixed rate of 3.31% and pay a floating rate
	based on 3-month LIBOR, expiring March 2010, Broker
	JPMorgan Chase Bank		2	(60,388)
	Receive a fixed rate of 3.33% and pay a floating rate
	based on 3-month LIBOR, expiring March 2010, Broker
	Citibank NA		2	(67,623)
	Receive a fixed rate of 3.4% and pay a floating rate
	based on 3-month LIBOR, expiring March 2010, Broker
	JPMorgan Chase Bank		2	(56,940)
	Receive a fixed rate of 3.47% and pay a floating rate
	based on 3-month LIBOR, expiring March 2010, Broker
	Deutsche Bank AG		1	(50,069)
	Receive a fixed rate of 4.75% and pay a floating rate
	based on 3-month LIBOR, expiring May 2009, Broker
	JPMorgan Chase Bank		20	(60)

				(260,888)

	Total Options Written
	(Premiums Received - $2,077,120) - (0.7)%			(3,391,005)

13

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments, Net of TBA Sale Commitments and
Options Written - 102.5%	$477,933,881
Liabilities in Excess of Other Assets - (2.5)%	(11,773,979)

Net Assets - 100.0%	$466,159,902

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$613,211,984

Gross unrealized appreciation	$11,090,313
Gross unrealized depreciation	(74,474,480)

Net unrealized depreciation	$(63,384,167)

(a)	Non-income producing security.

(b)	Security is perpetual in nature and has no stated maturity date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

		Unrealized
		Appreciation
Counterparty	Market Value	(Depreciation)

Bank of America NA	$3,718,780	$15,441
Barclays Capital Plc	$(1,316,501)	$(903)
Citigroup NA	$(3,908,593)	$(101,837)
Credit Suisse International	$(9,900,090)	$(132,153)
Deutsche Bank AG	$13,475,402	$143,110
Goldman Sachs Bank USA	$(2,554,688)	$(24,040)
JPMorgan Chase Bank	$31,039,989	$316,853
Morgan Stanley Capital Services, Inc.	$2,054,906	$18,916

(h)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(i)	All or a portion of security has been pledged as collateral in connection with swaps.

(j)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	458,412	$8
BlackRock Liquidity Funds, LLC
Cash Sweeps Series	$(11,741,111)	$12,037

(k)	Represents the current yield as of report date.

(l)	One contract represents a notional amount of $1,000,000.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

14

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

					Unrealized Appreciation (Depreciation)
			Expiration Date	Face Value
Contracts	Issue	Exchange

12	2-Year U.S. Treasury	Chicago	June 2009	$2,608,332	$6,356
	Bond
44	10-Year U.S. Treasury	Chicago	June 2009	$5,421,035	38,403
	Bond
99	30-Year U.S. Treasury	Chicago	June 2009	$12,443,218	397,391
	Bond
4	Euro-Bund Future	Eurex	June 2009	$661,596	(323)
17	Long Gilt	London	June 2009	$2,958,053	47,328

Total					$489,155

•	Financial futures contracts sold as of March 31, 2009 were as follows:

		Expiration Date	Face Value	Unrealized Depreciation
Contracts	Issue

60	5-Year U.S. Treasury	June 2009	$7,087,103	$(38,835)
	Bond
47	Euro Dollar Future	June 2009	$11,446,032	(174,718)
9	Euro Dollar Future	September	$2,219,386	(5,977)
		2009
9	Euro Dollar Future	December	$2,215,786	(6,202)
		2009
6	Euro Dollar Future	March 2010	$1,474,942	(5,558)
7	Euro Dollar Future	June 2010	$1,716,571	(7,967)
7	Euro Dollar Future	September	$1,712,510	(9,228)
		2010
7	Euro Dollar Future	December	$1,708,459	(9,691)
		2010
3	Euro Dollar Future	March 2011	$730,568	(4,657)
3	Euro Dollar Future	June 2011	$729,068	(4,695)
3	Euro Dollar Future	September	$727,798	(4,502)
		2011
3	Euro Dollar Future	December	$726,636	(4,052)
		2011

Total				$(276,082)

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

					Settlement Date	Unrealized Depreciation
Currency Purchased		Currency Sold		Counterparty

USD	967,824	EUR	752,000	Citibank N.A.	5/20/09	$(31,290)
USD	936,892	GBP	670,000	Deutsche Bank AG	6/10/09	(24,683)

Total						$(55,973)

•	Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	US Dollar

•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

					Notional Amount	Unrealized Appreciation (Depreciation)
Fixed Rate
	Floating Rate	Counterparty	Expiration		(000)

1.775%(b)	3-month LIBOR	Deutche Bank AG	March 2011	USD	3,500	$(290,356)
4.47%(a)	3-month LIBOR	Citibank NA	June 2013	USD	7,900	776,662
4.265%(a)	3-month LIBOR	Deutche Bank AG	July 2013	USD	4,900	443,293

15

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

				Notional Amount (000)		Unrealized Appreciation (Depreciation)
Fixed Rate
	Floating Rate	Counterparty	Expiration

2.531%(b)	3-month LIBOR	Citibank NA	March 2014	USD	3,500	$(255,523)
2.295%(a)	3-month LIBOR	Citibank NA	December 2018	USD	2,300	(110,912)
2.975%(a)	3-month LIBOR	Citibank NA	December 2018	USD	5,000	53,828
2.21%(a)	3-month LIBOR	Goldman Sachs Bank	December 2018	USD	2,400	(133,206)
		USA
2.941%(a)	3-month LIBOR	Deutsche Bank AG	December 2018	USD	1,200	9,012
2.935%(a)	3-month LIBOR	Deutsche Bank AG	December 2018	USD	4,100	28,596
2.395%(a)	3-month LIBOR	Citibank NA	January 2019	USD	1,500	(60,328)
2.744%(a)	3-month LIBOR	Credit Suisse	January 2019	USD	1,000	(10,352)
		International
3.24%(b)	3-month LIBOR	Deutsche Bank AG	March 2019	USD	1,100	(111,418)
3.223%(a)	3-month LIBOR	Morgan Stanley	March 2019	USD	1,500	46,078
		Capital Services, Inc.
3.063%(a)	3-month LIBOR	Credit Suisse	March 2019	USD	2,100	(354,362)
		International
5.409%(a)	3-month LIBOR	Deutsche Bank AG	April 2027	USD	1,000	306,726

Total						$337,738

(a)	Trust pays floating interest rate and receives fixed rate.

(b)	Trust pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2009 were as follows:

	Pay Fixed Rate			Notional Amount (000)		Unrealized Appreciation (Depreciation)

Issuer		Counterparty	Expiration

Centrex Corp.	6.92%	JPMorgan Chase Bank	December 2010	USD	260	$(9,749)
		NA
RadioShack	1.16%	UBS AG	December 2010	USD	665	10,445
Corp.
Limited	1.065%	UBS AG	December 2010	USD	665	45,507
Brands, Inc.
Knight, Inc.	1.80%	Credit Suisse	January 2011	USD	360	(1,521)
		International
Sara Lee Corp.	0.604%	JPMorgan Chase Bank	March 2011	USD	700	(358)
		NA
Viacom, Inc.	2.40%	Deutsche Bank A.G.	June 2011	USD	515	4,630
Computer	0.88%	Morgan Stanley	June 2011	USD	695	(2,956)
Sciences		Capital Services, Inc.
Corp.
KB Home	4.90%	JPMorgan Chase Bank	September 2011	USD	445	-
		NA
United	5.00%	JPMorgan Chase Bank	March 2012	USD	500	1,717
Rentals, Inc.		NA
Ryland Group,	4.51%	JPMorgan Chase Bank	June 2012	USD	165	(6,306)
Inc.		NA
Polyone Corp.	5.00%	Morgan Stanley	June 2012	USD	135	(971)
		Capital Services, Inc.
Macys, Inc.	7.50%	Morgan Stanley	June 2012	USD	245	-
		Capital Services, Inc.

16

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

	Pay Fixed Rate			Notional Amount (000)		Unrealized Appreciation (Depreciation)

Issuer		Counterparty	Expiration

DR Horton,	5.04%	JPMorgan Chase Bank	June 2013	USD	525	$(18,201)
Inc.		NA
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	95	(691)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	285	(2,074)
Wendys	2.90%	JPMorgan Chase Bank	September 2013	USD	360	(6,987)
International,		NA
Eastman	0.68%	Morgan Stanley	September 2013	USD	690	20,558
Chemical Co.		Capital Services, Inc.
Centex Corp.	4.40%	JPMorgan Chase Bank	December 2013	USD	325	(2,710)
		NA
Hertz Corp.	5.00%	Goldman Sachs Bank	March 2014	USD	85	(11,177)
		USA
Hertz Corp.	5.00%	Goldman Sachs Bank	March 2014	USD	80	(4,920)
		USA
Toll Brothers	2.00%	JPMorgan Chase Bank	March 2014	USD	150	(1,620)
Finance		NA
DR Horton, Inc.	5.07%	JPMorgan Chase Bank	September 2014	USD	150	(8,322)
		NA
Huntsman	5.00%	Goldman Sachs Bank	December 2014	USD	170	(3,190)
International LLC		USA
Energy Future	5.00%	Morgan Stanley	December 2014	USD	675	(28,866)
Holding Corp.		Capital Services, Inc.
Pulte-homes,	3.00%	JPMorgan Chase Bank	March 2015	USD	180	(5,272)
Inc.		NA
Huntsman	5.00%	Goldman Sachs Bank	March 2015	USD	85	6,083
International LLC		USA
Lennar Corp.	5.86%	JPMorgan Chase Bank	June 2015	USD	240	(10,840)
		NA
First Data	5.00%	Goldman Sachs Bank	December 2015	USD	85	(2,479)
Corp.		USA
First Data	5.00%	JPMorgan Chase Bank	December 2015	USD	165	(5,637)
Corp.		NA
First Data	5.00%	Credit Suisse	December 2015	USD	130	(4,441)
Corp.		International
Sabre Holdings	5.00%	JPMorgan Chase Bank	March 2016	USD	340	(18,748)
Corp.		NA
Sabre Holdings	5.00%	JPMorgan Chase Bank	March 2016	USD	340	(20,448)
Corp.		NA

Total						$(89,544)

17

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments March 31, 2009 (Unaudited)

  The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

    Level 1 - price quotations in active markets/exchanges for identical securities

    Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments

	Assets	Liabilities	Assets	Liabilities

Level 1	$294,165,532	-	$489,478	$(276,405)
Level 2	255,338,841	$(68,502,931)	1,981,579	(4,951,920)
Level 3	95,000	-	-	-

Total	$549,599,373	$(68,502,931)	$2,471,057	$(5,228,325)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Balance, as of January 1, 2009	$330,000
Accrued discounts/premiums	(10)
Realized gain (loss)	(161)
Change in unrealized appreciation (depreciation)	(632,961)
Net purchases (sales)	(43,639)
Net transfers in/out of Level 3	441,771

Balance, as of March 31, 2009	$95,000

18

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.1%	General Dynamics Corp.	21,300	$885,867
	Honeywell International, Inc.	60,400	1,682,744

			2,568,611

Air Freight & Logistics - 0.7%	United Parcel Service, Inc. Class B	17,900	881,038

Airlines - 0.9%	Delta Air Lines, Inc. (a)(b)	193,300	1,088,279

Beverages - 3.7%	The Coca-Cola Co.	74,500	3,274,275
	PepsiCo, Inc.	24,800	1,276,704

			4,550,979

Biotechnology - 3.9%	Celgene Corp. (a)	29,500	1,309,800
	Genzyme Corp. (a)	20,500	1,217,495
	Gilead Sciences, Inc. (a)	47,300	2,190,936

			4,718,231

Capital Markets - 0.9%	The Goldman Sachs Group, Inc.	9,800	1,038,996

Chemicals - 0.8%	Ecolab, Inc.	28,400	986,332

Commercial Services & Supplies - 0.8%	Waste Management, Inc.	39,900	1,021,440

Communications Equipment - 7.1%	Cisco Systems, Inc. (a)	220,400	3,696,108
	QUALCOMM, Inc.	126,300	4,914,333

			8,610,441

Computers & Peripherals - 6.3%	Apple, Inc. (a)	29,700	3,122,064
	Hewlett-Packard Co.	63,100	2,022,986
	International Business Machines Corp.	25,500	2,470,695

			7,615,745

Construction & Engineering - 0.7%	Fluor Corp.	25,200	870,660

Diversified Consumer Services - 1.5%	Apollo Group, Inc. Class A (a)	22,700	1,778,091

Diversified Financial Services - 1.9%	CME Group, Inc.	5,200	1,281,228
	JPMorgan Chase & Co.	37,710	1,002,332

			2,283,560

Diversified Telecommunication	AT&T Inc.	25,800	650,160
Services - 0.5%

Energy Equipment & Services - 2.1%	Schlumberger Ltd.	27,500	1,117,050
	Transocean Ltd. (a)	23,949	1,409,159

			2,526,209

Food & Staples Retailing - 4.1%	The Kroger Co.	32,300	685,406
	Safeway, Inc.	41,200	831,828
	Wal-Mart Stores, Inc.	67,700	3,527,170

			5,044,404

Health Care Equipment & Supplies -	C.R. Bard, Inc.	10,200	813,144
0.7%

Health Care Providers & Services -	Henry Schein, Inc. (a)	26,500	1,060,265
3.1%	Medco Health Solutions, Inc. (a)	45,100	1,864,434
	UnitedHealth Group, Inc.	40,600	849,758

			3,774,457

Hotels, Restaurants & Leisure - 2.9%	Burger King Holdings, Inc.	77,900	1,787,805
	McDonald’s Corp.	31,000	1,691,670

			3,479,475

Household Durables - 0.8%	D.R. Horton, Inc.	98,500	955,450

1

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Products - 1.1%	Clorox Co.	16,000	$823,680
	The Procter & Gamble Co.	10,100	475,609

			1,299,289

IT Services - 0.4%	Accenture Ltd. Class A	18,400	505,816

Industrial Conglomerates - 1.1%	3M Co.	27,000	1,342,440

Insurance - 1.1%	The Travelers Cos., Inc.	32,000	1,300,480

Internet & Catalog Retail - 1.7%	Amazon.com, Inc. (a)	27,900	2,048,976

Internet Software & Services - 2.8%	Google, Inc. Class A (a)	9,700	3,376,182

Life Sciences Tools & Services - 0.9%	Thermo Fisher Scientific, Inc. (a)	31,500	1,123,605

Machinery - 4.4%	Cummins, Inc.	46,300	1,178,335
	Danaher Corp.	57,200	3,101,384
	Deere & Co.	33,700	1,107,719

			5,387,438

Metals & Mining - 2.2%	Agnico-Eagle Mines Ltd.	24,000	1,366,080
	Freeport-McMoRan Copper & Gold, Inc. Class B	35,200	1,341,472

			2,707,552

Multiline Retail - 2.4%	Kohl’s Corp. (a)	67,800	2,869,296

Oil, Gas & Consumable Fuels - 6.0%	Apache Corp.	7,700	493,493
	EOG Resources, Inc.	12,700	695,452
	Exxon Mobil Corp.	28,300	1,927,230
	Massey Energy Co.	50,600	512,072
	PetroHawk Energy Corp. (a)	39,000	749,970
	Petroleo Brasileiro SA (c)	41,600	1,267,552
	Range Resources Corp.	23,400	963,144
	Valero Energy Corp.	41,700	746,430

			7,355,343

Pharmaceuticals - 6.9%	Abbott Laboratories	66,200	3,157,740
	Johnson & Johnson	31,400	1,651,640
	Schering-Plough Corp.	74,600	1,756,830
	Teva Pharmaceutical Industries Ltd. (c)	41,000	1,847,050

			8,413,260

Semiconductors & Semiconductor	Broadcom Corp. Class A (a)	95,800	1,914,084
Equipment - 5.2%	Lam Research Corp. (a)	60,300	1,373,031
	Nvidia Corp. (a)	119,600	1,179,256
	PMC-Sierra, Inc. (a)	297,800	1,899,964

			6,366,335

Software - 9.4%	Activision Blizzard, Inc. (a)	196,200	2,052,252
	Adobe Systems, Inc. (a)	30,900	660,951
	Check Point Software Technologies Ltd. (a)	75,300	1,672,413
	Microsoft Corp.	147,600	2,711,412
	Oracle Corp.	151,800	2,743,026
	Salesforce.com, Inc. (a)	49,200	1,610,316

			11,450,370

2

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Specialty Retail - 3.6%	CarMax, Inc. (a)(b)	98,300	$1,222,852
	Home Depot, Inc.	57,100	1,345,276
	Ross Stores, Inc.	49,500	1,776,060

			4,344,188

Tobacco - 1.7%	Philip Morris International, Inc.	58,600	2,084,988

Wireless Telecommunication Services - 2.8%	American Tower Corp. Class A (a)	92,500	2,814,775
	MetroPCS Communications, Inc. (a)	35,400	604,632

			3,419,407

	Total Long-Term Investments
	(Cost - $129,543,617) - 99.2%		120,650,667

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.646% (d)(e)	1,080,337	1,080,337

		Beneficial
		Interest
		(000)

	BlackRock Liquidity Series, LLC Money Market
	Series, 1.17% (d)(e)(f)	$2,315	2,315,000

	Total Short-Term Securities
	(Cost - $3,395,337) - 2.8%		3,395,337

	Total Investments
	(Cost - $132,938,954*) - 102.0%		124,046,004
	Liabilities in Excess of Other Assets - (2.0)%		(2,446,315)

	Net Assets - 100.0%		$121,599,689

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$135,248,831

Gross unrealized appreciation	$7,288,650
Gross unrealized depreciation	(18,491,477)

Net unrealized depreciation	$(11,202,827)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	1,080,337	$111
BlackRock Liquidity Series, LLC
Cash Sweep Series	-	$1,146
BlackRock Liquidity Series, LLC
Money Market Series	$2,315,000	$775

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

3

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

  The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

    Level 1 - price quotations in active markets/exchanges for identical securities

    Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	$121,731,004
Level 2	2,315,000
Level 3	-

Total	$124,046,004

4

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 0.3%	BHP Billiton Ltd.	9,800	$216,592
	Macquarie Airports Group	29,200	36,862
	Newcrest Mining Ltd.	7,340	168,963
	Transurban Group	38,216	124,140
	Woodside Petroleum Ltd.	9,800	261,035

			807,592

Austria - 0.0%	Telekom Austria AG	7,400	112,028

Brazil - 1.3%	All America Latina Logistica SA	9,100	38,640
	Cia Brasileira de Distribuicao Grupo Pao de
	Acucar (Preference Shares)	13,892	187,263
	Cia Energetica de Minas Gerais (a)	4,769	70,486
	Petroleo Brasileiro SA (a)	13,400	408,298
	Petroleo Brasileiro SA (Preferred Shares) (a)	78,500	1,923,250
	SLC Agricola SA	31,200	168,122
	Vivo Participacoes SA (a)	22,075	288,079

			3,084,138

Canada - 3.1%	Alamos Gold, Inc. (b)	27,100	194,953
	BCE, Inc.	300	5,970
	Barrick Gold Corp.	19,594	635,237
	Canadian Natural Resources Ltd.	5,400	208,224
	Canadian Pacific Railway Ltd.	13,400	397,931
	Eldorado Gold Corp. (b)	46,800	423,160
	EnCana Corp.	200	8,122
	Goldcorp, Inc.	35,400	1,179,528
	Golden Star Resources Ltd. (b)	16,000	24,492
	IAMGOLD Corp.	72,500	619,875
	IAMGOLD, International African Mining
	Gold Corp.	20,000	172,589
	Kinross Gold Corp.	87,693	1,587,811
	New Gold, Inc. (b)	6,000	11,612
	Nexen, Inc.	500	8,480
	Nortel Networks Corp. (b)	6,179	1,390
	Petro-Canada	4,200	112,743
	Rogers Communications, Inc. Class B	14,700	336,719
	Sino-Forest Corp. (b)	11,200	78,084
	Sun Life Financial, Inc.	200	3,572
	TELUS Corp.	3,600	99,023
	Talisman Energy, Inc.	3,400	35,930
	Vittera, Inc. (b)	10,800	75,209
	Yamaha Gold, Inc.	104,300	973,676

			7,194,330

China - 1.2%	Beijing Enterprises Holdings Ltd.	223,067	929,236
	Chaoda Modern Agriculture Holdings Ltd.	476,504	283,994
	China Communications Services Corp. Ltd.	6,700	4,007
	China Life Insurance Co. Ltd. (a)	2,833	139,497
	China Mobile Ltd.	36,600	318,820

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	China Shenhua Energy Co. Ltd. Class H	144,500	$326,031
	China South Locomotive and Rolling Corp. (b)	94,200	43,034
	Denway Motors Ltd.	200,000	77,500
	Guangshen Railway Co. Ltd.	389,100	126,048
	Huaneng Power International, Inc.	39,000	26,125
	Jiangsu Express	46,000	31,250
	Ping An Insurance Group Co. of China Ltd.	18,000	107,152
	Shanghai Electric Group Corp.	30,600	8,814
	Shanghai Industrial Holdings Ltd.	11,900	33,031
	Tianjin Development Holdings Ltd.	828,400	306,904
	Tianjin Port Development Holdings Ltd.	403,700	99,976
	Xiamen International Port Co. Ltd.	388,900	44,155

			2,905,574

Egypt - 0.1%	Telecom Egypt	112,847	300,404

Finland - 0.2%	Fortum Oyj	4,300	81,905
	Nokia Oyj	4,644	54,314
	Nokia Oyj (a)	24,700	288,249

			424,468

France - 0.9%	Bouygues	2,168	77,474
	Cie Generale d’Optique Essilor
	International SA	10,000	386,376
	France Telecom SA	24,100	549,413
	Sanofi-Aventis	2,424	136,038
	Sanofi-Aventis (a)	400	11,172
	Schneider Electric SA	1,050	69,832
	Thales SA	2,800	106,028
	Total SA	10,329	510,764
	Vivendi SA	8,400	222,172

			2,069,269

Germany - 0.2%	Allianz AG Registered Shares	1,038	86,883
	BASF SE	1,711	51,709
	Bayer AG	2,430	116,097
	Bayer AG (a)	200	9,562
	Bayerische Motoren Werke AG	1,800	51,921
	Deutsche Telekom AG	4,220	52,269
	E.ON AG	4,245	117,732
	GEA Group AG	5,450	58,013

			544,186

Hong Kong - 0.5%	Cheung Kong Holdings Ltd.	18,000	155,139
	Cheung Kong Infrastructure Holdings Ltd.	51,100	204,436
	Hutchison Whampoa Ltd.	43,200	212,072
	The Link REIT	191,600	379,890
	Wharf Holdings Ltd.	57,450	143,040

			1,094,577

India - 0.6%	Bharat Heavy Electricals Ltd.	10,600	316,259
	Container Corp. of India	4,400	63,251
	Hindustan Lever Ltd.	22,700	106,204
	Housing Development Finance Corp.	3,400	94,878
	Larsen & Toubro Ltd.	7,500	99,516
	Reliance Industries Ltd.	15,700	472,996
	State Bank of India Ltd.	6,500	136,994

			1,290,098

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Indonesia - 0.0%	Bumi Resources Tbk PT	437,134	$31,044

Israel - 0.1%	AFI Development Plc (a)	30,700	30,086
	Check Point Software Technologies Ltd. (b)	800	17,768
	Ectel Ltd. (a)(b)	4,906	1,963
	Teva Pharmaceutical Industries Ltd. (a)	3,434	154,702

			204,519

Italy - 0.1%	Eni SpA	10,855	210,178
	Finmeccanica SpA	3,461	43,078

			253,256

Japan - 7.7%	Aioi Insurance Co., Ltd.	123,000	478,911
	Asahi Glass Co., Ltd.	4,400	23,359
	Astellas Pharma, Inc.	22,500	696,288
	Canon, Inc.	14,850	432,905
	Coca-Cola Central Japan Co., Ltd.	6,500	86,539
	Coca-Cola West Holdings Co., Ltd.	17,818	285,067
	Daikin Industries Ltd.	4,900	134,907
	Daiwa House Industry Co., Ltd.	19,500	158,464
	East Japan Railway Co.	9,000	469,208
	Fanuc Ltd.	300	20,519
	Futaba Industrial Co., Ltd.	19,300	56,356
	Hitachi Chemical Co., Ltd.	10,800	130,636
	Hokkaido Coca-Cola Bottling Co., Ltd.	4,000	18,434
	Honda Motor Co., Ltd.	5,000	119,029
	Hoya Corp.	18,700	372,159
	JGC Corp.	24,000	277,121
	KDDI Corp.	125	588,643
	Kinden Corp.	17,000	139,005
	Kirin Holdings Co., Ltd.	33,400	356,815
	Kubota Corp.	73,300	406,211
	Kyowa Hakko Kirin Co. Ltd.	15,000	127,934
	Marco Polo Investment Holdings Ltd. (b)	105	-
	Mikuni Coca-Cola Bottling Co., Ltd.	11,000	86,114
	Mitsubishi Corp.	65,300	865,664
	Mitsubishi Rayon Co., Ltd.	80,200	154,833
	Mitsubishi Tanabe Pharma Corp.	21,000	209,061
	Mitsui & Co., Ltd.	67,900	691,717
	Mitsui Sumitomo Insurance Group Holdings, Inc.	22,300	525,393
	Murata Manufacturing Co., Ltd.	6,500	252,183
	NCB Holdings Ltd. (b)	860	-
	NGK Insulators Ltd.	8,800	137,637
	NTT DoCoMo, Inc.	715	974,141
	NTT Urban Development Co.	100	80,933
	Nintendo Co., Ltd.	700	204,772
	Nippon Sheet Glass Co., Ltd.	2,000	5,001
	Nippon Telegraph & Telephone Corp.	7,500	286,235
	Nipponkoa Insurance Co., Ltd.	78,900	456,831
	Okumura Corp.	54,200	192,780
	Panasonic Corp.	26,000	287,009
	RHJ International (b)	41,300	147,700
	RHJ International (a)(b)(c)	11,100	39,671
	Rinnai Corp.	3,800	133,207
	Sekisui House Ltd.	50,500	386,600

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Seven & I Holdings Co., Ltd.	25,400	$560,757
	Shimachu Co., Ltd.	2,500	42,398
	Shin-Etsu Chemical Co., Ltd.	14,200	697,650
	Shionogi & Co., Ltd.	10,100	174,091
	Sony Corp. (a)	400	8,252
	Sumitomo Chemical Co., Ltd.	262,700	903,142
	Sumitomo Mitsui Financial Group, Inc.	8,000	281,691
	Suzuki Motor Corp.	29,000	487,767
	Tadano Ltd.	4,000	16,863
	Takeda Pharmaceutical Co., Ltd.	22,600	784,097
	Terumo Corp.	1,300	48,289
	Toda Corp.	31,500	97,072
	Toho Co., Ltd.	13,000	182,535
	Tokio Marine Holdings, Inc.	40,200	990,085
	Tokyo Gas Co., Ltd.	107,000	375,374
	Toyota Industries Corp.	15,200	327,406
	Toyota Motor Corp.	6,500	206,465
	Ube Industries Ltd.	91,900	168,173
	West Japan Railway Co.	50	158,546

			18,006,645

Kazakhstan - 0.3%	KazMunaiGas Exploration Production (a)	38,800	578,120

Luxembourg - 0.0%	ArcelorMittal	3,841	78,371

Malaysia - 0.3%	Axiata Group Bhd (b)	55,000	34,153
	British American Tobacco Malaysia Bhd	11,600	144,869
	IOI Corp. Bhd	191,495	199,916
	PLUS Expressways Bhd	36,600	29,532
	Resorts World Bhd	77,433	45,466
	Telekom Malaysia Bhd	55,000	53,112
	Tenaga Nasional Bhd	97,487	163,163

			670,211

Mexico - 0.1%	America Movil, SA de CV (a)	7,200	194,976
	Fomento Economico Mexicano, SA de CV (a)	3,700	93,277

			288,253

Netherlands - 0.1%	Koninklijke KPN NV	13,838	184,752
	Unilever NV (a)	3,800	74,480

			259,232

Norway - 0.1%	StatoilHydro ASA	11,900	208,258

Philippines - 0.0%	First Gen Corp. (b)	6,000	2,855

Russia - 0.7%	Kuzbassrazrezugol (b)	537,062	40,548
	MMC Norilsk Nickel (a)	17,058	102,348
	Novorossiysk Commercial Sea Port (a)	54,500	232,170
	OAO Gazprom (a)	43,000	638,550
	Polyus Gold Co. ZAO (a)	12,600	291,060
	Sberbank	209,700	129,490
	Surgutneftegaz (a)	15,200	93,328
	Uralkali (a)(b)	900	10,512

			1,538,006

Singapore - 0.7%	CapitaLand Ltd.	48,300	74,062
	Fraser and Neave Ltd.	92,700	154,427
	Keppel Corp. Ltd.	90,100	297,678
	MobileOne Ltd.	132,400	129,923
	Noble Group Ltd.	92,460	72,373

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Oversea-Chinese Banking Corp.	42,400	$135,170
	Parkway Holdings Ltd.	135,866	103,773
	Parkway Life Real Estate Investment Trust	7,875	3,940
	Sembcorp Marine Ltd.	49,800	59,291
	Singapore Press Holdings Ltd.	47,000	78,207
	Singapore Telecommunications Ltd.	240,700	401,215

			1,510,059

South Africa - 0.1%	Anglo Platinum Ltd.	800	40,227
	Gold Fields Ltd. (a)	6,100	69,174
	Impala Platinum Holdings Ltd.	3,300	55,227
	Katanga Mining Ltd. (b)	34,700	10,458
	Sasol Ltd.	2,900	84,065

			259,151

South Korea - 0.9%	Cheil Industries, Inc.	2,000	55,149
	KT Corp. (a)	22,800	314,412
	KT&G Corp.	6,900	380,859
	Korean Reinsurance Co.	7,736	59,817
	LS Corp.	3,400	193,249
	Meritz Fire & Marine Insurance Co. Ltd.	5,251	14,901
	POSCO (a)	4,600	307,418
	Paradise Co. Ltd.	22,532	51,463
	SK Telecom Co., Ltd.	900	125,187
	Samsung Electronics Co., Ltd.	750	309,868
	Samsung Fine Chemicals Co., Ltd.	5,500	175,032

			1,987,355

Spain - 0.1%	Iberdrola Renovables (b)	19,200	79,522
	Telefonica SA	12,995	259,138

			338,660

Sweden - 0.0%	Telefonaktiebolaget LM Ericsson (a)	1,300	10,517

Switzerland - 0.8%	Credit Suisse Group AG	3,431	104,467
	Foster Wheeler AG (b)	11,934	208,487
	Nestle SA Registered Shares	21,156	714,742
	Noble Corp.	500	12,045
	Novartis AG Registered Shares	3,112	117,738
	Roche Holding AG	1,325	181,856
	Transocean Ltd. (b)	2,922	171,930
	Tyco International Ltd.	3,708	72,528
	Weatherford International Ltd. (b)	6,200	68,634
	Zurich Financial Services AG	1,207	190,758

			1,843,185

Taiwan - 0.6%	Chunghwa Telecom Co., Ltd.	92,417	168,535
	Chunghwa Telecom Co., Ltd. (a)	26,540	483,826
	Delta Electronics, Inc.	129,231	238,236
	HON HAI Precision Industry Co., Ltd.	47,150	106,691
	Taiwan Cement Corp.	298,124	246,179
	Taiwan Semiconductor Manufacturing Co., Ltd.	84,221	126,824
	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	13,065	116,932

			1,487,223

Thailand - 0.2%	Hana Microelectronics Pcl	114,400	32,580
	PTT Public Company THB10	34,400	149,375
	Siam Commercial Bank Pcl	113,000	173,650

			355,605

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

United Kingdom - 1.7%	Anglo American Plc	5,240	$89,230
	AstraZeneca Group Plc (a)	300	10,635
	BAE Systems Plc	22,749	109,106
	BP Plc	60,570	406,143
	BP Plc (a)	15,600	625,560
	British American Tobacco Plc	6,619	152,904
	Cadbury Plc (a)	7,872	238,522
	Diageo Plc (a)	17,400	778,650
	GlaxoSmithKline Plc	15,359	239,211
	Guinness Peat Group Plc	232,785	100,943
	National Grid Plc	5,885	45,200
	Premier Foods Plc	36,675	18,035
	Royal Dutch Shell Plc (a)	1,300	57,590
	Royal Dutch Shell Plc Class B	8,358	181,826
	Unilever Plc	6,285	118,847
	Unilever Plc (a)	4,600	87,078
	Vodafone Group Plc	240,795	419,814
	Vodafone Group Plc (a)	14,322	249,489
	WPP Plc	9,077	51,047

			3,979,830

United States - 27.3%	3Com Corp. (b)	77,100	238,239
	3M Co.	7,900	392,788
	ACE Ltd.	21,700	876,680
	AGCO Corp. (b)	300	5,880
	AT&T Inc.	86,222	2,172,794
	Abbott Laboratories	14,325	683,303
	AboveNet, Inc. (b)	394	17,730
	Accenture Ltd. Class A	300	8,247
	Aetna, Inc.	19,600	476,868
	Affiliated Computer Services, Inc. Class A (b)	300	14,367
	Alliance Data Systems Corp. (b)	200	7,390
	Alliance Resource Partners LP	4,400	128,040
	The Allstate Corp.	3,400	65,110
	Altria Group, Inc.	19,400	310,788
	American Commercial Lines, Inc. (b)	26,900	85,273
	AmerisourceBergen Corp.	2,600	84,916
	Amgen, Inc. (b)	400	19,808
	Anadarko Petroleum Corp.	8,800	342,232
	Apache Corp.	5,000	320,450
	Apple, Inc. (b)	4,300	452,016
	Arch Capital Group Ltd. (b)	3,100	166,966
	Archer-Daniels-Midland Co.	500	13,890
	Ascent Media Corp. Class A (b)	54	1,350
	Autodesk, Inc. (b)	600	10,086
	Autoliv, Inc.	300	5,571
	Avnet, Inc. (b)	300	5,253
	Avon Products, Inc.	5,800	111,534
	Axis Capital Holdings Ltd.	300	6,762
	BMC Software, Inc. (b)	300	9,900
	Bank of America Corp.	28,350	193,347
	The Bank of New York Mellon Corp. (d)	44,244	1,249,893
	Baxter International, Inc.	2,800	143,416

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Big Lots, Inc. (b)	500	$10,390
	Boeing Co.	18,600	661,788
	Boston Scientific Corp. (b)	8,900	70,755
	Bristol-Myers Squibb Co.	118,600	2,599,712
	Bunge Ltd.	1,541	87,298
	Burlington Northern Santa Fe Corp.	15,900	956,385
	CA, Inc.	32,235	567,658
	CF Industries Holdings, Inc.	200	14,226
	CMS Energy Corp.	8,800	104,192
	CNA Financial Corp.	300	2,748
	CNX Gas Corp. (b)	4,800	113,808
	CVS Caremark Corp.	9,035	248,372
	CenturyTel, Inc.	200	5,624
	Chevron Corp.	28,226	1,897,916
	Chubb Corp.	8,100	342,792
	Cigna Corp.	23,600	415,124
	Circuit City Stores, Inc. (b)	8,000	60
	Cisco Systems, Inc. (b)	40,200	674,154
	The Coca-Cola Co.	7,200	316,440
	Comcast Corp. Class A	62,917	858,188
	Complete Production Services, Inc. (b)	13,500	41,580
	Computer Sciences Corp. (b)	200	7,368
	Comverse Technology, Inc. (b)	30,000	172,200
	ConAgra Foods, Inc.	8,200	138,334
	ConocoPhillips	19,650	769,494
	Consol Energy, Inc.	29,600	747,104
	Constellation Brands, Inc. Class A (b)	5,400	64,260
	Corning, Inc.	59,600	790,892
	Covidien Ltd.	4,308	143,198
	Crown Holdings, Inc. (b)	8,100	184,113
	Cummins, Inc.	200	5,090
	DISH Network Corp. (b)	5,700	63,327
	DaVita, Inc. (b)	3,500	153,825
	Dell, Inc. (b)	900	8,532
	Devon Energy Corp.	11,175	499,411
	Discover Financial Services, Inc.	50	316
	Discovery Communications, Inc. Class A (b)	540	8,651
	Discovery Communications, Inc. Class C (b)	540	7,911
	Dover Corp.	400	10,552
	The Dow Chemical Co.	21,000	177,030
	Dr. Pepper Snapple Group, Inc. (b)	5,904	99,837
	Dynegy, Inc. Class A (b)	6,432	9,069
	E.I. du Pont de Nemours & Co.	14,550	324,902
	EMC Corp. (b)	600	6,840
	ENSCO International, Inc.	1,600	42,240
	El Paso Corp.	72,864	455,400
	Eli Lilly & Co.	9,800	327,418
	Embarq Corp.	1,412	53,444
	Endo Pharmaceuticals Holdings, Inc. (b)	2,500	44,200
	Endurance Specialty Holdings Ltd.	10,700	266,858
	Entergy Corp.	5,000	340,450
	Everest Re Group Ltd.	1,700	120,360

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Exelon Corp.	6,500	$295,035
	Expedia, Inc. (b)	600	5,448
	Express Scripts, Inc. (b)	200	9,234
	Extreme Networks, Inc. (b)	1,331	2,023
	Exxon Mobil Corp.	36,043	2,454,528
	FPL Group, Inc.	11,900	603,687
	FairPoint Communications, Inc.	709	553
	Family Dollar Stores, Inc.	300	10,011
	Fidelity National Title Group, Inc. Class A	25,900	505,309
	Fluor Corp.	300	10,365
	Forest Laboratories, Inc. (b)	3,700	81,252
	Foundation Coal Holdings, Inc.	23,900	342,965
	Frontline Ltd.	300	5,217
	The Gap, Inc.	1,000	12,990
	General Communication, Inc. Class A (b)	4,700	31,396
	General Dynamics Corp.	1,800	74,862
	General Electric Co.	59,700	603,567
	Global Industries Ltd. (b)	49,700	190,848
	Goodrich Corp.	200	7,578
	Google, Inc. Class A (b)	2,300	800,538
	H.J. Heinz Co.	4,800	158,688
	Halliburton Co.	11,054	171,005
	Hanesbrands, Inc. (b)	762	7,292
	Hasbro, Inc.	400	10,028
	HealthSouth Corp. (b)	2,820	25,042
	Hess Corp.	5,200	281,840
	Hewitt Associates, Inc. Class A (b)	400	11,904
	Hewlett-Packard Co.	13,500	432,810
	Hologic, Inc. (b)	36,300	475,167
	Honeywell International, Inc.	200	5,572
	Humana, Inc. (b)	16,700	435,536
	IPC Holdings, Ltd.	9,221	249,336
	International Business Machines Corp.	9,600	930,144
	International Game Technology	17,200	158,584
	International Paper Co.	19,600	137,984
	JDS Uniphase Corp. (b)	4,737	15,395
	JPMorgan Chase & Co.	32,300	858,534
	Johnson & Johnson	37,600	1,977,760
	KBR, Inc.	6,826	94,267
	Key Energy Services, Inc. (b)	7,300	21,024
	King Pharmaceuticals, Inc. (b)	3,800	26,866
	Kraft Foods, Inc.	28,626	638,074
	The Kroger Co.	400	8,488
	L-3 Communications Holdings, Inc.	100	6,780
	LSI Corp. (b)	2,357	7,165
	Lexmark International, Inc. Class A (b)	9,200	155,204
	Liberty Media Corp. - Entertainment Class A (b)	16	319
	Liberty Media Holding Corp. - Capital (b)	4	28
	Liberty Media Holding Corp. - Interactive (b)	829	2,404
	Life Technologies Corp (b)	2,531	82,207
	Lockheed Martin Corp.	4,800	331,344
	Loews Corp.	300	6,630

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Macquarie Infrastructure Co. LLC	13,000	$17,940
	Manpower, Inc.	100	3,153
	Marathon Oil Corp.	20,100	528,429
	Marsh & McLennan Cos., Inc.	1,000	20,250
	Mattel, Inc.	16,700	192,551
	McDermott International, Inc. (b)	8,000	107,120
	McDonald’s Corp.	8,200	447,474
	The McGraw-Hill Cos., Inc.	500	11,435
	McKesson Corp.	4,700	164,688
	Mead Johnson Nutrition Co. (b)	5,900	170,333
	Medco Health Solutions, Inc. (b)	5,700	235,638
	Medtronic, Inc.	24,300	716,121
	Merck & Co., Inc.	26,550	710,213
	MetLife, Inc.	7,861	178,995
	Mettler Toledo International, Inc. (b)	525	26,948
	Microsoft Corp.	132,500	2,434,025
	Motorola, Inc.	47,000	198,810
	Murphy Oil Corp.	4,000	179,080
	Mylan, Inc. (b)	16,545	221,868
	NRG Energy, Inc. (b)	4,900	86,240
	Nabors Industries Ltd. (b)	3,300	32,967
	National Oilwell Varco, Inc. (b)	10,847	311,417
	NetApp, Inc. (b)	800	11,872
	Newmont Mining Corp.	25,400	1,136,904
	News Corp. Class A	23,500	155,570
	Noble Energy, Inc.	200	10,776
	Northern Trust Corp.	13,000	777,660
	Northrop Grumman Corp.	100	4,364
	Novell, Inc. (b)	8,900	37,914
	Novellus Systems, Inc. (b)	400	6,652
	Occidental Petroleum Corp.	9,300	517,545
	Oracle Corp.	7,700	139,139
	PPL Corp.	6,700	192,357
	Pall Corp.	1,200	24,516
	Panera Bread Co. Class A (b)	2,700	150,930
	Parker Hannifin Corp.	150	5,097
	PartnerRe Ltd.	1,800	111,726
	Pepsi Bottling Group, Inc.	400	8,856
	PepsiAmericas, Inc.	2,900	50,025
	PerkinElmer, Inc.	4,800	61,296
	Perrigo Co.	3,200	79,456
	Pfizer, Inc.	93,750	1,276,875
	PharMerica Corp. (b)	266	4,426
	Philip Morris International, Inc.	12,800	455,424
	Plains Exploration & Production Co. (b)	300	5,169
	Platinum Underwriters Holdings Ltd.	3,900	110,604
	Polycom, Inc. (b)	26,400	406,296
	Praxair, Inc.	1,100	74,019
	Precision Castparts Corp.	3,600	215,640
	The Procter & Gamble Co.	27,700	1,304,393
	The Progressive Corp.	10,600	142,464
	QUALCOMM, Inc.	10,700	416,337

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Quest Diagnostics, Inc.	300	$14,244
	Qwest Communications International Inc.	98,400	336,528
	Ralcorp Holdings, Inc. (b)	774	41,703
	Raytheon Co.	100	3,894
	RenaissanceRe Holdings Ltd.	3,800	187,872
	Reynolds American, Inc.	300	10,752
	Ross Stores, Inc.	500	17,940
	RusHydro (b)	17,601,300	387,229
	Ryder System, Inc.	200	5,662
	SAIC, Inc. (b)	900	16,803
	SUPERVALU, Inc.	3,172	45,296
	Safeway, Inc.	600	12,114
	Sara Lee Corp.	31,800	256,944
	Schering-Plough Corp.	28,500	671,175
	Schlumberger Ltd.	9,250	375,735
	Seagate Technology	500	3,005
	Smith International, Inc.	2,700	57,996
	The Southern Co.	2,500	76,550
	Spirit Aerosystems Holdings, Inc. Class A (b)	27,100	270,187
	Sprint Nextel Corp. (b)	44,550	159,044
	The St. Joe Co. (b)	15,700	262,818
	Stone Energy Corp. (b)	3,150	10,490
	Sun Microsystems, Inc. (b)	15,287	111,901
	Sunoco, Inc.	200	5,296
	Symantec Corp. (b)	900	13,446
	Synopsys, Inc. (b)	500	10,365
	Tellabs, Inc. (b)	5,100	23,358
	Thermo Fisher Scientific, Inc. (b)	5,200	185,484
	Time Warner Cable, Inc.	1,355	33,604
	Time Warner, Inc.	5,400	104,220
	The Travelers Cos., Inc.	14,822	602,366
	Tyco Electronics Ltd.	4,308	47,560
	U.S. Bancorp	27,700	404,697
	Unifi, Inc. (b)	30,500	19,520
	Union Pacific Corp.	19,200	789,312
	United Technologies Corp.	2,500	107,450
	UnitedHealth Group, Inc.	26,850	561,971
	Valero Energy Corp.	200	3,580
	Verizon Communications, Inc.	52,200	1,576,440
	Viacom, Inc. Class B (b)	22,227	386,305
	WABCO Holdings, Inc.	66	812
	Wal-Mart Stores, Inc.	2,900	151,090
	Waters Corp. (b)	4,950	182,903
	WellPoint, Inc. (b)	13,300	505,001
	Wells Fargo & Co.	16,000	227,840
	Western Digital Corp. (b)	500	9,670
	The Western Union Co.	1,000	12,570
	Windstream Corp.	6,671	53,768
	Wyeth	17,200	740,288
	XL Capital Ltd. Class A	54,218	296,030

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks		Shares	Value

	Xerox Corp.		52,900	$240,695
	Xilinx, Inc.		600	11,496

				63,956,566

	Total Common Stocks - 50.3%			117,673,585

	Investment Companies

United States - 3.1%	Consumer Staples Select Sector SPDR Fund		15,500	327,050
	Health Care Select Sector SPDR Fund		15,800	382,518
	iShares Dow Jones U.S. Telecommunications
	Sector Index Fund		12,900	205,884
	iShares Silver Trust (b)		53,800	688,640
	KBW Bank ETF		2,700	37,422
	SPDR Gold Trust (b)		54,200	4,893,176
	Telecom HOLDRs Trust		3,300	74,745
	Utilities Select Sector SPDR Fund		26,600	679,364
	Vanguard Telecommunication Services ETF		400	17,528

				7,306,327

Vietnam - 0.1%	Vietnam Enterprise Investments Ltd. - R
	Shares (b)		31,875	31,875
	Vinaland Ltd. (b)		285,500	91,017

				122,892

	Total Investment Companies - 3.2%			7,429,219

	Preferred Securities

	Capital Trusts		Par (000)

United States - 0.0%	Citigroup Capital XXI, 8.30%, 12/21/77 (e)	USD	225	108,337

	Total Capital Trusts - 0.0%			108,337

	Preferred Stocks		Shares

Japan - 0.2%	Mizuho Financial Group, Inc. Series 11X1, 2% (f)		67,000	372,279

United States - 0.4%	Bunge Ltd., 4.875% (f)		924	70,686
	El Paso Corp., 4.99% (b)(c)(f)		190	110,200
	El Paso Corp., 4.99% (b)(f)		457	265,060
	Freeport-McMoRan Copper & Gold, Inc., 5.50% (f)		450	411,998
	Mylan, Inc., 6.50% (f)		57	48,589
	XL Capital Ltd., 10.75% (f)		2,945	36,076

				942,609

	Total Preferred Stocks - 0.6%			1,314,888

	Total Preferred Securities - 0.6%			1,423,225

	Warrants (g)

Canada - 0.0%	Kinross Gold Corp. (expires 9/03/13)		6,330	29,973
	New Gold, Inc. (expires 4/03/12)		30,000	714

				30,687

United States - 0.0%	AboveNet, Inc. (expires 9/08/10)		387	8,514
	Mandra Forestry Finance Ltd.
	(expires 5/15/13)		475	-

				8,514

	Total Warrants - 0.0%			39,201

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Fixed Income Securities

	Corporate Bonds		Par (000)	Value

Brazil - 0.0%	Cosan Finance Ltd., 7%, 2/01/17 (c)	USD	100	$64,000

Canada - 0.2%	Rogers Wireless Communications, Inc.,
	7.625%, 12/15/11	CAD	100	84,508
	Sino-Forest Corp., 9.125%, 8/17/11	USD	30	26,700
	Sino-Forest Corp., 5%, 8/01/13 (c)(f)		606	403,747

				514,955

Chile - 0.4%	Empresa Electrica del Norte Grande SA, 7%,
	11/05/17 (h)		921	903,011

China - 0.9%	Brilliance China Finance Ltd., 0%, 6/07/11 (f)(i)		235	275,537
	Celestial Nutrifoods Ltd., 27.711%,
	6/12/11 (f)(i)	SGD	800	262,876
	Chaoda Modern Agriculture Holdings Ltd.,
	7.75%, 2/08/10	USD	175	143,500
	Chaoda Modern Agriculture Holdings Ltd.,
	13.460%, 5/08/11 (f)(i)	HKD	1,650	234,441
	China Petroleum & Chemical Corp., 5.431%
	4/24/14 (f)(i)	HKD	2,940	388,210
	GOME Electrical Appliances Holdings Ltd.,
	60.330%, 5/18/14 (f)(i)	CNY	5,100	455,250
	Pine Agritech Ltd., 25.097%, 7/27/12 (f)(i)		4,400	418,520

				2,178,334

Europe - 1.0%	European Investment Bank, 41.459%,
	9/21/10 (c)(i)	BRL	2,200	769,110
	European Investment Bank, 4.375%,
	4/15/13	EUR	850	1,195,436
	European Investment Bank Series 1158/0100,
	3.625%, 10/15/11		197	271,621

				2,236,167

France - 0.0%	Compagnie Generale des Etablissements
	Michelin Series ML, 0%, 1/01/17 (f)(i)		98	98,079

Germany - 0.7%	KfW - Kreditanstalt fuer Wiederaufbau,
	3.25%, 6/27/13 (f)		800	1,100,775
	Kreditanstalt fuer Wiederaufbau Series DPW,
	0.50%, 2/03/10 (f)		330	432,524

				1,533,299

Hong Kong - 0.4%	CITIC Resources Finance Ltd., 6.75%,
	5/15/14 (c)	USD	200	150,000
	FU JI Food and Catering Services Holdings
	Ltd., 20.411%, 10/18/10 (f)(i)	CNY	1,900	172,384
	Hongkong Land CB 2005 Ltd., 2.75%,
	12/21/12 (f)	USD	100	92,500
	Hutchison Whampoa International 03/33 Ltd.,
	5.45%, 11/24/10		250	259,070
	Hutchison Whampoa International 03/33 Ltd.,
	6.25%, 1/24/14		100	100,472
	Noble Group Ltd., 8.50%, 5/30/13 (c)		240	188,400

				962,826

India - 0.8%	Gujarat NRE Coke Ltd., 0%, 4/12/11 (f)(i)		200	110,000
	Housing Development Finance Corp., 0%,
	9/27/10 (f)(i)		200	222,000

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Corporate Bonds		Par (000)	Value

	Punj Lloyd Ltd., 12.004%, 4/08/11 (f)(i)	USD	200	$174,000
	Reliance Communications Ltd., 0%,
	5/10/11 (f)(i)		300	262,500
	Reliance Communications Ltd., 0%,
	3/01/12 (f)(i)		800	560,000
	Suzlon Energy Ltd., 23.418%, 6/12/12 (f)(i)		211	80,310
	Tata Motors Ltd., 1%, 4/27/11 (f)		270	194,400
	Tata Steel Ltd., 1%, 9/05/12 (f)		200	174,000

				1,777,210

Ireland - 0.2%	TransCapitalInvest Ltd. for OJSC AK
	Transneft, 6.103%, 6/27/12 (c)		100	88,000
	TransCapitalInvest Ltd. for OJSC AK
	Transneft, 5.67%, 3/05/14		100	79,000
	TransCapitalInvest Ltd. for OJSC AK
	Transneft, 8.70%, 8/07/18 (c)		100	87,000
	VIP Finance Ireland Ltd For OJSC Vimpel
	Communications, 8.375%, 4/30/13 (c)		200	145,000

				399,000

Japan - 0.5%	The Bank of Kyoto Ltd., 0%, 3/31/14 (f)(i)	JPY	10,000	93,997
	The Bank of Kyoto Ltd. Series 1, 1.90%,
	9/30/09 (f)		25,000	329,865
	The Mie Bank Ltd., 1%, 10/31/11 (f)		6,000	60,929
	NC International Ltd., 5.681%, 3/15/11 (f)(i)		20,000	184,638
	Nagoya Railroad Co. Ltd., 1.224%, 3/30/12 (f)(i)		2,000	19,599
	Suzuki Motor Corp. Series 9, 3.978%, 3/29/13 (f)(i)		45,000	395,271

				1,084,299

Kazakhstan - 0.3%	KazMunaiGaz Finance Sub BV, 9.125%,
	7/02/18 (c)	USD	900	661,500

Luxembourg - 0.8%	Acergy SA Series ACY, 2.25%, 10/11/13 (f)		100	74,250
	Evraz Group SA, 8.875%, 4/24/13 (c)		100	63,500
	Evraz Group SA, 8.25%, 11/10/15		100	61,062
	Evraz Group SA, 9.50%, 4/24/18 (c)		300	166,500
	Gaz Capital SA, 5.364%, 10/31/14	EUR	76	73,711
	Gaz Capital SA, 5.875%, 6/01/15		55	54,074
	Gaz Capital SA, 5.136%, 3/22/17		50	43,279
	Gaz Capital SA, 5.44%, 11/02/17		90	76,657
	Gaz Capital SA, 6.605%, 2/13/18		371	342,574
	Gaz Capital SA, 8.625%, 4/28/34	USD	100	89,000
	Gazprom International SA, 7.201%, 2/01/20		237	207,601
	Novorossiysk Port Capital SA, 7%, 5/17/12		100	71,353
	TNK-BP Finance SA, 6.125%, 3/20/12 (c)		100	83,000
	TNK-BP Finance SA, 7.50%, 7/18/16 (c)		100	72,500
	UBS Luxembourg SA for OJSC Vimpel
	Communications, 8.25%, 5/23/16		100	61,000
	VIP Finance Ireland Ltd. for OJSC Vimpel
	Communications, 9.125%, 4/30/18 (c)		750	461,250

				2,001,311

Malaysia - 1.2%	Berjaya Land Bhd, 8%, 8/15/11 (f)	MYR	780	221,232
	Cherating Capital Ltd., 2%, 7/05/12 (e)(f)	USD	200	196,500

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Corporate Bonds		Par (000)	Value

	Feringghi Capital Ltd., 0%, 12/22/09 (f)(i)	USD	300	$321,000
	IOI Resources, 8.159%, 1/15/13 (f)(i)		300	267,750
	Johor Corp., 1%, 7/31/09	MYR	825	269,305
	Johor Corp. Series P3, 1%, 7/31/12		1,741	444,145
	Rafflesia Capital Ltd., 1.25%,
	10/04/11 (e)(f)	USD	700	695,709
	YTL Power Finance Cayman Ltd., 0%,
	5/09/10 (f)(i)		400	446,014

				2,861,655

Netherlands - 0.2%	ASM International NV, 4.25%, 12/06/11 (c)(f)		100	69,750
	ASM International NV, 4.25%, 12/06/11 (f)		30	21,718
	Heidelberg International Finance B.V.,
	0.875%, 2/09/12 (f)	EUR	200	225,878
	Pargesa Netherlands NV, 1.75%, 6/15/14 (f)	CHF	275	190,553

				507,899

Norway - 0.1%	Subsea 7, Inc., 2.80%, 6/06/11 (f)	USD	300	221,250
	Subsea 7, Inc., 5.734%, 6/29/17 (f)(i)		100	84,576

				305,826

Singapore - 0.7%	CapitaLand Ltd., 2.10%, 11/15/16 (f)	SGD	750	393,210
	CapitaLand Ltd., 3.125%, 3/05/18 (f)		500	254,775
	CapitaLand Ltd., 2.95%, 6/20/22 (f)		1,250	516,846
	Keppel Land Ltd., 2.50%, 6/23/13 (f)		200	116,204
	Wilmar International Ltd., 15.049%,
	12/18/12 (f)(i)	USD	300	283,163

				1,564,198

South Korea - 0.5%	Korea Electric Power Corp., 1.902%,
	11/23/11 (f)(i)	JPY	20,000	195,663
	Korea Electric Power Corp., 5.125%, 4/23/34	USD	33	28,959
	LG Telecom Ltd., 8.25%, 7/15/09 (c)		350	342,684
	Zeus Cayman, 4.236%, 8/19/13 (f)(i)	JPY	60,000	536,445

				1,103,751

Sweden - 0.1%	Svensk Exportkredit AB, 10.50%, 9/29/15 (e)	TRY	504	234,253

Taiwan - 0.0%	Shin Kong Financial Holding Co. Ltd., 0%,
	6/17/09 (f)(i)	USD	20	19,216

United Arab Emirates - 0.8%	Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		1,940	983,347
	Nakheel Development Ltd., 3.173%, 12/14/09		830	748,037
	Nakheel Development 2 Ltd., 2.75%, 1/16/11		600	288,000

				2,019,384

United Kingdom - 0.2%	Shire Plc, 2.75%, 5/09/14 (f)		500	424,375

United States - 5.1%	The AES Corp., 8.375%, 3/01/11	GBP	84	90,395
	Addax Petroleum Corp., 3.75%, 5/31/12 (f)	USD	200	151,500
	Advanced Micro Devices, Inc., 5.75%,
	8/15/12 (f)		549	242,932
	Advanced Micro Devices, Inc., 7.75%,
	11/01/12		13	6,906
	Advanced Micro Devices, Inc., 6%, 5/01/15 (f)		2,707	1,011,741
	Archer-Daniels-Midland Co., 0.875%, 2/15/14 (f)		450	417,938
	Calpine Generating Co. LLC, 9.07%, 4/01/09 (b)(j)		490	-

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Cell Genesys, Inc., 3.125%, 11/01/11 (f)	USD	60	$24,225
Chesapeake Energy Corp., 2.75%, 11/15/35 (f)		129	97,395
Chesapeake Energy Corp., 2.50%, 5/15/37 (f)		657	431,978
China Milk Products Group Ltd., 0%,
1/05/12 (f)(i)		400	341,134
Crown Cork & Seal Co., Inc., 7.50%,
12/15/96		150	114,750
General Cable Corp., 1%, 10/15/12 (f)		112	79,380
General Electric Capital Corp., 0.604%,
1/15/10 (e)	JPY	119,000	1,134,101
Greenbrier Cos., Inc., 2.375%, 5/15/26 (f)	USD	152	57,190
Helix Energy Solutions Group, Inc., 3.25%,
12/15/25 (f)		43	20,156
Hologic, Inc., 2%, 12/15/37 (f)(k)		1,571	1,072,208
IOI Capital Bhd Series IOI, 0%, 12/18/11 (f)(i)		325	338,000
Intel Corp., 2.95%, 12/15/35 (f)		198	161,370
Mandra Forestry, 12%, 5/15/13 (c)(l)		475	190,000
McMoRan Exploration Co., 5.25%, 10/06/11 (c)(f)		125	90,781
McMoRan Exploration Co., 5.25%, 10/06/11 (f)		200	145,250
Medtronic, Inc., 1.50%, 4/15/11 (f)		149	140,246
Medtronic, Inc., 1.625%, 4/15/13 (f)		618	546,158
Mylan, Inc., 1.25%, 3/15/12 (f)		691	591,669
Nabi Biopharmaceuticals, 2.875%, 4/15/25 (f)		80	74,300
Nextel Communications, Inc., 5.25%,
1/15/10 (f)		125	120,469
Northwest Airlines, Inc. Series 1999-3-B,
9.485%, 10/01/16 (b)(j)		136	13,791
Paka Capital Ltd., 8.138%, 3/12/13 (f)(i)		100	90,000
Pemex Project Funding Master Trust, 5.50%,
2/24/25	EUR	570	492,248
Preferred Term Securities XXIV, Ltd., 5.965%,
3/22/37 (c)(f)	USD	150	3,900
Preferred Term Securities XXV, Ltd., 5.758%,
6/22/37 (f)		300	11,490
Preferred Term Securities XXVI, Ltd., 6.191%,
9/22/37 (f)		140	378
Preferred Term Securities XXVII, Ltd., 6.29%,
12/22/37 (f)		100	4,810
Ranbaxy Laboratories Ltd., 16.535%, 3/18/11 (f)(i)		200	189,869
SanDisk Corp., 1%, 5/15/13 (f)		1,033	619,800
SonoSite, Inc., 3.75%, 7/15/14 (f)		132	112,695
Suzlon Energy Ltd., 12.076%, 10/11/12 (f)(i)		300	114,000
TNK-BP Finance SA, 6.625%, 3/20/17 (c)		350	231,000
TNK-BP Finance SA, 7.875%, 3/13/18 (c)		200	140,000
Tenet Healthcare Corp., 9.25%, 2/01/15		200	154,000
Teva Pharmaceutical Finance LLC Series B,
0.25%, 2/01/24 (f)		193	252,830

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Corporate Bonds		Par (000)	Value

	Transocean, Inc., 1.50%, 12/15/37 (f)	USD	1,219	$1,045,293
	Transocean, Inc. Series A, 1.625%,
	12/15/37 (f)		680	624,750
	Transocean, Inc. Series C, 1.50%, 12/15/37 (f)		218	178,488
	Uno Restaurant Corp., 10%, 2/15/11 (c)		90	18,225

				11,989,739

	Total Corporate Bonds - 15.1%			35,444,287

	Asset-Backed Securities

United States - 0.0%	Latitude CLO Ltd. Series 2005-1I Class SUB, 0%,
	12/15/17 (i)		100	1,000

	Total Asset-Backed Securities - 0.0%			1,000

	Foreign Government Obligations

	Australian Government Bonds, 5.75%, 6/15/11	AUD	752	552,130
	Brazil Notas do Tesouro Nacional Series F, 10%,
	1/01/17	BRL	5,421	2,066,985
	Bundesrepublik Deutschland, 4%, 7/04/16	EUR	1,800	2,586,105
	Bundesrepublik Deutschland, 4.25%, 7/04/17		1,580	2,311,800
	Bundesrepublik Deutschland Series 08, 4.25%,
	7/04/18		900	1,324,298
	Bundesschatzanweisungen Series 1, 4.75%,
	6/11/10		1,258	1,744,540
	Caisse d’Amortissement de la Dette Sociale,
	3.25%, 4/25/13		300	404,394
	Caisse d’Amortissement de la Dette Sociale,
	4%, 10/25/14		375	519,016
	Canadian Government Bond, 4%, 9/01/10	CAD	395	327,467
	Canadian Government Bond, 4%, 6/01/16		275	243,857
	Japanese Government CPI Linked Bond Series 5,
	0.80%, 9/10/15	JPY	91,668	804,859
	Japanese Government CPI Linked Bond Series 6,
	0.80%, 12/10/15		77,979	681,988
	Japanese Government CPI Linked Bond Series 7,
	0.80%, 3/10/16		246,847	2,141,412
	Japanese Government CPI Linked Bond Series 16,
	1.40%, 6/10/18		60,960	531,418
	Japanese Government Two Year Bond Series 272,
	0.70%, 9/15/10		63,000	639,578
	Malaysia Government Bond, 3.756%, 4/28/11	MYR	2,215	621,831
	Malaysia Government Bond Series 3/06,
	3.869%, 4/13/10		1,800	503,370
	Netherlands Government Bond, 3.75%, 7/15/14	EUR	475	659,486
	New Zealand Government Bond Series 216,
	4.50%, 2/14/16	NZD	425	349,628
	Poland Government Bond, 3%, 8/24/16	PLN	2,250	566,333
	United Kingdom Gilt, 4.25%, 3/07/11	GBP	1,535	2,330,912

	Total Foreign Government
	Obligations - 9.4%			21,911,407

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Obligations		Par (000)	Value

	U.S. Treasury Inflation Indexed Bonds, 0.875%,
	4/15/10	USD	1,867	$1,857,254
	U.S. Treasury Inflation Indexed Bonds, 2.375%,
	4/15/11		6,331	6,494,871
	U.S. Treasury Inflation Indexed Bonds, 2%,
	4/15/12		67	68,498
	U.S. Treasury Inflation Indexed Bonds, 1.875%,
	7/15/15 (m)		546	556,756
	U.S. Treasury Inflation Indexed Bonds, 2%,
	1/15/16		6,839	7,055,197
	U.S. Treasury Inflation Indexed Bonds, 2.50%,
	7/15/16		1,989	2,126,106
	U.S. Treasury Inflation Indexed Bonds, 2.375%,
	1/15/27		1,099	1,147,969
	U.S. Treasury Notes, 4%, 6/15/09 (m)		1,400	1,410,937
	U.S. Treasury Notes, 4.875%, 6/30/09		1,200	1,213,734
	U.S. Treasury Notes, 4.625%, 7/31/09		1,446	1,466,899
	U.S. Treasury Notes, 2.125%, 1/31/10 (d)		900	911,567
	U.S. Treasury Notes, 2.875%, 6/30/10		1,870	1,922,156
	U.S. Treasury Notes, 4.875%, 5/31/11 (m)		1,850	2,011,298
	U.S. Treasury Notes, 1.75%, 1/31/14		648	652,406
	U.S. Treasury Notes, 2.625%, 2/29/16		970	994,781
	U.S. Treasury Notes, 2.75%, 2/15/19		2,155	2,166,788

	Total US Government Obligations - 13.7%			32,057,217

	Structured Notes

Taiwan - 0.1%	UBS AG (Total Return TWD Linked Notes), 0%,
	12/01/10 (c)(i)		208	208,190

	Total Structured Notes - 0.1%			208,190

	Total Fixed Income Securities - 38.3%			89,622,101

	Total Long-Term Investments
	(Cost - $258,118,497) - 92.4%			216,187,331

	Short-Term Securities

US Government Obligations - 7.5%	U.S. Treasury Bills, 0.10%, 4/02/09		1,000	999,998
	U.S. Treasury Bills, 0.13%, 4/09/09		5,545	5,544,873
	U.S. Treasury Bills, 0.30%, 4/30/09		400	399,903
	U.S. Treasury Bills, 0.06%, 5/07/09		2,595	2,594,488
	U.S. Treasury Bills, 0.30%, 5/21/09 (m)		6,300	6,298,671
	U.S. Treasury Bills, 0.24%, 5/28/09		100	99,972
	U.S. Treasury Bills, 0.29%, 6/04/09		150	149,925
	U.S. Treasury Bills, 0.21%, 6/11/09		400	399,837
	U.S. Treasury Bills, 0.20%, 7/02/09		1,000	999,507

	Total Short-Term Securities
	(Cost - $17,485,632) - 7.5%			17,487,174

	Options Purchased		Contracts

Exchange-Traded Call Options	Bed Bath & Beyond, Inc., expiring August 2009
	at USD 27.5		101	20,200
	Best Buy Co., Inc., expiring September 2009 at
	USD 40		103	50,470
	Carnival Corp., expiring July 2009 at USD 30		100	5,500
	General Motors Corp., expiring January 2010 at
	USD 50		87	261

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts	Value

	General Motors Corp., expiring January 2010 at
	USD 60	84	$168
	Home Depot, Inc., expiring August 2009 at
	USD 30	100	6,300
	Paccar, Inc., expiring August 2009 at USD 35	102	11,475
	S&P 500 Listed Option, expiring June 2009 at
	USD 80	88	476,520
	S&P 500 Listed Option, expiring June 2009 at
	USD 132.5	20	400
	S&P 500 Listed Option, expiring December 2009 at
	USD 100	10	25,100
	Staples, Inc., expiring September 2009 at
	USD 22.5	103	10,300

	Total Options Purchased
	(Cost - $550,108) - 0.2%		606,694

	Total Investments Before Structured Options,
	Investments Sold Short and Options Written
	(Cost - $276,154,237*) - 100.1%		234,281,199

	Structured Options

	Credit Suisse Euro Stoxx Index Link, expiring July 2009
	Broker Credit Suisse International (n)	12,505	(485,306)
	JPMorgan Euro Stoxx Index Link, expiring June
	2009 Broker JPMorgan Chase (o)	16,850	(646,016)

	Total Structured Options
	(Premiums Paid - $131,444) - (0.5)%		(1,131,322)

	Investments Sold Short	Shares

	Bed Bath & Beyond, Inc.	(16,300)	(403,425)
	Best Buy Co., Inc.	(17,800)	(675,688)
	Carnival Corp.	(29,300)	(632,880)
	D.R. Horton Inc.	(24,900)	(241,530)
	Home Depot, Inc.	(12,800)	(301,568)
	Kohl’s Corp.	(5,700)	(241,224)
	Lowe’s Cos., Inc.	(12,800)	(233,600)
	Masco Corp.	(14,500)	(101,210)
	Paccar Inc.	(22,100)	(569,296)
	Staples, Inc.	(13,500)	(244,485)

	Total Investments Sold Short
	(Proceeds - $3,754,229) - (1.6)%		(3,644,906)

	Options Written	Contracts

Exchange-Traded Call Options	Apple, Inc., expiring January 2010 at USD 85	43	(127,387)
	Avon Products, Inc., expiring January 2010 at
	USD 22.5	58	(11,600)
	Bunge Ltd., expiring April 2009 at USD 85	21	(105)
	Hewlett-Packard Co., expiring August 2009 at
	USD 35	135	(34,425)
	International Paper Co., expiring April 2009 at
	USD 15	47	(235)
	Microsoft Corp., expiring January 2010 at USD 15	107	(51,628)
	Microsoft Corp., expiring January 2010 at USD 17.5	135	(45,563)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Panera Bread Co. Class A, expiring August 2009 at
USD 55	27	$(20,655)
Polycom, Inc., expiring January 2010 at USD 20	66	(8,745)
S&P 500 Listed Option, expiring June 2009 at
USD 152.5	7	(210)
S&P 500 Listed Option, expiring June 2009 at
USD 88.5	44	(96,580)
S&P 500 Listed Option, expiring June 2009 at
USD 90	44	(81,400)
S&P 500 Listed Option, expiring December 2009 at
USD 125	10	(2,400)

Total Options Written
(Premiums Received - $462,912) - (0.2)%		(480,933)

Total Investments, Net of Structured Options,
Investments Sold Short and Options Written - 97.8%		229,024,038
Other Assets Less Liabilities - 2.2%		5,039,226

Net Assets - 100.0%		$234,063,264

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$279,222,085

Gross unrealized appreciation	$10,834,241
Gross unrealized depreciation	(56,906,448)

Net unrealized depreciation	$(46,072,207)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Convertible security.

(g)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(i)	Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the effective yield at the time of purchase.

(l)	Issued with warrants.

(m)	All or a portion of security has been pledged as collateral in connection with swaps.

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

(n)	CSFB DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,384.537 and (b) the equivalent of 2.37 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,562.67 and an upper call strike of 3,918.937. For each unit of the Structured Option, the Fund has sold or written 2.37 calls on the DJ Euro Stoxx Index at 3,918.937 and bought 2.37 calls on the DJ Euro Stoxx Index at 3,562.67. Because the Structured Option was constructed with an upper call strike limit of 110%, theoretically, the structure peaked at a 23.7% return in the event that the DJ Euro Stoxx Index rose above 3,918.937. At year-end, the DJ Euro Stoxx Index was at 2,071.13. At year-end, the value of this Structured Option was ($485,306) representing the price of the potential obligation of the Fund to the counterparty on the imbedded Put at expiration of $1,313.40 per unit. The option expires on July 13, 2009.

(o)	JP Morgan DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,365.46 and (b) 2.7 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,542.59 and an upper call strike of 3,826.00. For each unit of the Structured Option, the Fund has sold or written 2.7 calls on the DJ Euro Stoxx Index at 3,826.00 and bought 2.7 calls on the DJ Euro Stoxx Index at 3,542.59. Because the Structured Option was constructed with an upper call strike limit of 108%, theoretically, the structure peaked at a 29.1% return in the event that the DJ Euro Stoxx Index rose above 3,826.00. At year-end, the DJ Euro Stoxx Index was at 2,071.13. At year-end, the value of this Structured Option was ($646,016) representing the price of the potential obligation of the Fund to the counterparty on the imbedded Put at expiration of $1,294.33 per unit. The option expires on June 19, 2009.

•	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	-	$259

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Amount	Unrealized Appreciation

44	DJ Euro Stoxx 50	Eurex Deutschland	June 2009	$1,126,077	$39,002
22	Osaka Nikkei 225	Osaka	June 2009	$1,563,110	241,608
6	Russell 2008	New York	June 2009	$250,017	2,763
13	S&P 500 Index	Chicago	June 2009	$2,198,701	384,399
2	TOPIX Index	Tokyo	June 2009	$141,238	15,755

Total					$683,527

•	Financial futures contracts sold as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Amount	Unrealized Appreciation (Depreciation)

1	EuroDollar	Chicago	September 2009	$237,549	$(9,714)
1	FTSE 100 Index	LIFFE	June 2009	$54,119	(1,625)
2	Hang Seng Index	Hong Kong	April 2009	$178,253	3,350

Total					$(7,989)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	531,195	USD	466,667	Credit Suisse
				International	4/02/09	$(10)
EUR	278,449	JPY	36,421,129	Barclays Bank, Plc	4/02/09	2,002
EUR	34,400	JPY	4,501,240	JPMorgan Chase
				Bank, NA	4/02/09	230
EUR	3,095,555	USD	4,117,444	Credit Suisse
				International	4/02/09	(4,679)
EUR	519,000	USD	700,020	Morgan Stanley Capital
				Services Inc.	4/02/09	(10,488)
EUR	1,035,600	USD	1,377,244	UBS AG	4/02/09	(1,343)
GBP	1,338,203	USD	1,913,631	Brown Brothers
				Harriman & Co.	4/02/09	6,482
GBP	1,355,748	USD	1,936,022	Credit Suisse
				International	4/02/09	9,265
GBP	1,566,573	USD	2,237,850	JPMorgan Chase
				Bank, NA	4/02/09	9,938
JPY	35,633,119	EUR	278,449	Barclays Bank, Plc	4/02/09	(9,949)
JPY	4,395,316	EUR	34,400	JPMorgan Chase
				Bank, NA	4/02/09	(1,298)
JPY	16,212,300	USD	164,117	Credit Suisse
				International	4/02/09	(328)
JPY	286,661,347	USD	2,900,726	JPMorgan Chase
				Bank, NA	4/02/09	(4,656)
USD	448,645	CHF	531,195	Credit Suisse
				International	4/02/09	(18,030)
USD	4,008,310	EUR	3,095,555	Credit Suisse
				International	4/02/09	(104,377)
USD	269,647	EUR	202,894	Morgan Stanley Capital
				Services Inc.	4/02/09	80
USD	1,340,993	EUR	1,035,600	UBS AG	4/02/09	(34,882)
USD	409,546	EUR	316,106	Morgan Stanley Capital
				Services Inc.	4/02/09	(10,425)
USD	1,870,781	GBP	1,338,203	Brown Brothers
				Harriman & Co.	4/02/09	(49,331)
USD	1,896,691	GBP	1,355,748	Credit Suisse
				International	4/02/09	(48,595)
USD	2,190,195	GBP	1,566,573	JPMorgan Chase
				Bank, NA	4/02/09	(57,593)
USD	164,900	JPY	16,212,300	Credit Suisse
				International	4/02/09	1,114
USD	2,329,684	JPY	228,961,347	JPMorgan Chase
				Bank, NA	4/02/09	16,594

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	602,007	JPY	57,700,000	JPMorgan Chase
				Bank, NA	4/02/09	$19,078
USD	6,928	INR	349,041	Brown Brothers
				Harriman & Co.	4/02/09	48
BRL	2,302,640	USD	998,543	JPMorgan Chase
				Bank, NA	4/03/09	(6,606)
CLP	290,721,250	USD	499,521	Morgan Stanley Capital
				Services Inc.	4/03/09	(809)
KRW	902,633,000	USD	639,666	Morgan Stanley Capital
				Services Inc.	4/03/09	13,061
MXN	2,864,100	USD	201,777	UBS AG	4/03/09	232
MYR	340,164	USD	93,285	Brown Brothers
				Harriman & Co.	4/03/09	(33)
TWD	23,080,900	USD	676,066	Morgan Stanley Capital
				Services Inc.	4/03/09	4,631
USD	1,000,930	BRL	2,302,640	JPMorgan Chase
				Bank, NA	4/03/09	8,993
USD	498,887	CLP	290,721,250	Morgan Stanley Capital
				Services Inc.	4/03/09	175
USD	1,376,747	EUR	1,048,551	Barclays Bank, Plc	4/03/09	(16,321)
USD	417,093	EUR	317,694	HSBC Bank USA	4/03/09	(4,983)
USD	637,903	KRW	902,633,000	Morgan Stanley Capital
				Services Inc.	4/03/09	(14,824)
USD	1,199,934	MXN	16,969,220	Citibank, NA	4/03/09	3,070
USD	100,000	MXN	1,421,640	UBS AG	4/03/09	(270)
USD	65,845	TRY	113,320	Morgan Stanley Capital
				Services Inc.	4/03/09	(2,252)
USD	594,185	TRY	1,021,060	UBS AG	4/03/09	(19,405)
USD	674,683	TWD	23,080,900	Morgan Stanley Capital
				Services Inc.	4/03/09	(6,015)
USD	714,925	AUD	1,025,217	UBS AG	4/08/09	2,515
USD	297,511	DKK	1,642,500	Barclays Bank, Plc	4/08/09	4,664
USD	289,026	NOK	1,848,000	Credit Suisse
				International	4/08/09	14,203
EUR	803,000	CHF	1,223,045	UBS AG	4/09/09	(7,840)
EUR	525,569	HUF	158,129,125	Bank of NY	4/09/09	17,331
USD	675,500	CAD	830,547	UBS AG	4/09/09	16,737
USD	685,738	GBP	467,301	HSBC Bank USA	4/09/09	15,230
USD	1,382,298	GBP	942,294	JPMorgan Chase
				Bank, NA	4/09/09	30,243
USD	196,292	HUF	43,612,135	UBS AG	4/09/09	8,500
USD	1,104,077	JPY	108,420,400	HSBC Bank USA	4/09/09	8,640

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	299,102	JPY	29,386,800	Morgan Stanley Capital
				Services Inc.	4/09/09	$2,190
USD	531,695	NZD	941,054	Morgan Stanley Capital
				Services Inc.	4/09/09	(4,678)
USD	918,978	SGD	1,386,757	Morgan Stanley Capital
				Services Inc.	4/09/09	7,487
USD	406,694	TWD	13,730,000	Morgan Stanley Capital
				Services Inc.	4/09/09	1,667
EUR	202,894	USD	269,631	Morgan Stanley Capital
				Services Inc.	4/16/09	(83)
JPY	36,412,497	EUR	278,449	Barclays Bank, Plc	4/16/09	(1,987)
JPY	4,499,778	EUR	34,400	JPMorgan Chase
				Bank, NA	4/16/09	(232)
JPY	16,212,300	USD	164,927	Credit Suisse
				International	4/16/09	(1,106)
JPY	228,961,347	USD	2,330,054	JPMorgan Chase
				Bank, NA	4/16/09	(16,471)
USD	466,780	CHF	531,195	Credit Suisse
				International	4/16/09	(30)
USD	4,117,088	EUR	3,095,555	Credit Suisse
				International	4/16/09	4,596
USD	1,377,131	EUR	1,035,600	UBS AG	4/16/09	1,320
USD	1,913,631	GBP	1,338,203	Brown Brothers
				Harriman & Co.	4/16/09	(6,547)
USD	1,936,008	GBP	1,355,748	Credit Suisse
				International	4/16/09	(9,344)
USD	2,237,834	GBP	1,566,573	JPMorgan Chase
				Bank, NA	4/16/09	(10,029)
USD	994,231	BRL	2,302,640	JPMorgan Chase
				Bank, NA	4/17/09	5,688
USD	498,921	CLP	290,721,250	Morgan Stanley Capital
				Services Inc.	4/17/09	569
USD	639,712	KRW	902,633,000	Morgan Stanley Capital
				Services Inc.	4/17/09	(13,505)
USD	675,275	TWD	23,080,900	Morgan Stanley Capital
				Services Inc.	4/17/09	(5,843)
USD	19,935	MYR	72,418	Brown Brothers
				Harriman & Co.	4/30/09	83

Total						$(268,541)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

DaimlerChrysler NA		JPMorgan Chase
Holding Corp.	0.53%	Bank NA	June 2011	EUR	95	$5,969
Carnival Corp.	0.25%	JPMorgan Chase
		Bank NA	September 2011	USD	185	13,090
JC Penney Corp., Inc.	0.53%	JPMorgan Chase
		Bank NA	September 2011	USD	50	4,365
McDonald’s Corp.	0.16%	JPMorgan Chase
		Bank NA	September 2011	USD	50	370
Whirlpool Corp.	0.48%	JPMorgan Chase
		Bank NA	September 2011	USD	50	5,270
United Mexican States	3.65%	Citibank, NA	February 2014	USD	160	1,210
United Mexican States	3.85%	Citibank, NA	February 2014	USD	160	(72)
United Mexican States	4.90%	Citibank, NA	March 2014	USD	160	(7,216)
United Mexican States	4.88%	Deutsche Bank AG	March 2014	USD	160	(7,079)
United Mexican States	4.80%	Morgan Stanley
		Capital
		Services, Inc.	March 2014	USD	160	(6,623)
United Mexican States	3.87%	Credit Suisse
		International	April 2014	USD	60	-
Spain (Kingdom of)	0.50%	Morgan Stanley
		Capital
		Services, Inc.	September 2018	USD	800	42,410
Spain (Kingdom of)	0.495%	Morgan Stanley
		Capital
		Services, Inc.	September 2018	USD	310	16,557
Spain (Kingdom of)	0.49%	Morgan Stanley
		Capital
		Services, Inc.	September 2018	USD	310	16,679
Spain (Kingdom of)	0.83%	Deutsche Bank AG	December 2018	USD	320	8,776
Spain (Kingdom of)	0.845%	Deutsche Bank AG	December 2018	USD	960	25,166

Total						$118,872

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

•	Credit default swaps on traded-indexes issues - bought protection outstanding as of March 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Dow Jones CDX North America	3.75%	Morgan Stanley
High Yield Index Series 9-V2		Capital
		Services, Inc.	December 2012	USD	191	$28,827
Dow Jones CDX North America	1.55%	Morgan Stanley
Investment Grade Series 10		Capital
		Services, Inc.	June 2013	USD	300	19,024
Dow Jones CDX North America	1.50%	Morgan Stanley
Investment Grade Series 11		Capital
Volume 1		Services, Inc.	December 2013	USD	170	(734)
CMBX	0.35%	JPMorgan Chase
		Bank NA	February 2051	USD	160	(9,769)
CMBX	0.35%	Deutsche Bank AG	February 2051	USD	160	(8,433)
CMBX Index Series 4	0.35%	JPMorgan Chase
		Bank NA	February 2051	USD	140	13,986
CMBX North America	0.35%	Morgan Stanley
Series 4 AAA		Capital
		Services, Inc.	February 2051	USD	330	(23,552)
CMBX North American Index	0.30%	JPMorgan Chase
Series 4 AAA		Bank NA	February 2051	USD	168	(757)
CMBX North American Index	0.35%	JPMorgan Chase
Series 4		Bank NA	February 2051	USD	160	36,258
CMBX North American Index	0.35%	Morgan Stanley
Series 4 AAA		Capital
		Services, Inc.	February 2051	USD	390	84,674
CMBX North American Index	0.35%	Morgan Stanley
Series 4 AAA		Capital
		Services, Inc.	February 2051	USD	168	(2,357)
CMBX North American Index	0.35%	Deutsche Bank AG
Series 4 AAA			February 2051	USD	166	(14,446)
CMBX North American Index	0.35%	Morgan Stanley
Series 4 AAA		Capital
		Services, Inc.	February 2051	USD	166	(5,954)
CMBX North American Index	0.10%	Morgan Stanley
Series 1 AAA		Capital
		Services, Inc.	October 2052	USD	340	25,554

Total						$142,321

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

•	Currency Abbreviations:

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	MXN	Mexican New Peso
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuen	NZD	New Zealand Dollar
DKK	Danish Krone	PLN	Polish Zloty
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	US Dollar
HKD	Hong Kong Dollar	TRY	Turkish Lira
HUF	Hungary Forint	TWD	Taiwan Dollar
INR	Indonesian Rupiah

•	The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation	Investments in		Other Financial
Inputs	Securities		Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	$89,659,712	$(3,644,906)	$1,293,571	$(492,272)
Level 2	136,847,903	-	570,855	(592,189)
Level 3	7,166,890	-	13,986	(1,131,322)

Total	$233,674,505	$(3,644,906)	$1,878,412	$(2,215,783)

* Other financial instruments are options, swaps, futures, and foreign currency exchange contracts. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments*

	Assets	Assets	Liabilities

Balance, as of January 1, 2009	-	$8,031	-
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	$(2,169,624)	5,955	$(1,262,766)
Net purchases (sales)	93,148	-	-
Net transfers in/out of Level 3	9,243,366	-	131,444

Balance, as of March 31, 2009	$7,166,890	$13,986	$(1,131,322)

* Other financial instruments are options and swaps. Swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Obligations	Par (000)	Value

	U.S. Treasury Notes, 3.375%, 6/30/13	$100	$108,102
	U.S. Treasury Notes, 1.50%, 12/31/13	10,000	9,975,000
	U.S. Treasury Notes, 1.75%, 3/31/14	19,000	19,065,322
	U.S. Treasury Notes, 2.75%, 2/15/19	14,800	14,880,956

	Total US Government Obligations - 27.4%		44,029,380

	US Government Agency Mortgage-
	Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 4/15/24 - 4/15/39 (a)	48,331	49,466,041
	5.00%, 8/01/19 - 4/15/39 (a)	49,695	51,395,881
	5.087%, 11/01/35 (b)(c)	1,837	1,888,026
	5.212%, 9/01/38 (b)	1,877	1,932,958
	5.50%, 4/15/39 - 5/15/39 (a)(d)	2,100	2,179,155
	6.00%, 6/01/37 - 4/15/39 (a)	13,107	13,704,861
	6.50%, 4/15/39 (a)	5,500	5,792,188
	7.50%, 6/01/30 - 4/01/31	204	220,464
	Freddie Mac Mortgage Participation Certificates:
	4.50%, 3/01/39 - 4/01/39 (a)	5,965	6,095,093
	5.00%, 4/15/39 (a)	4,400	4,537,500
	5.321%, 11/01/38 (b)	32	33,201
	5.50%, 8/01/38 - 4/15/39 (a)	14,005	14,533,564
	5.731%, 2/01/37 (b)	1,977	2,051,795
	6.00%, 4/15/24 (a)	600	628,313
	6.253%, 2/01/37 (b)	1,374	1,428,851
	8.00%, 3/01/30 - 6/01/31	52	56,776
	Ginnie Mae MBS Certificates:
	4.50%, 4/15/39 - 5/15/39 (a)	13,800	14,091,090
	5.50%, 5/01/37 - 5/15/39 (a)	8,300	8,612,527
	6.00%, 5/21/38 - 5/15/39 (a)	2,900	3,019,750
	6.50%, 4/15/39 (a)	5,700	5,979,653

	Total US Government Agency Mortgage-
	Backed Securities - 116.7%		187,647,687

	Non-US Government Agency Mortgage-
	Backed Securities

Collateralized Mortgage Obligations - 2.3%	Countrywide Alternative Loan Trust Series
	2008-2R Class 3A1, 6%, 8/25/37	987	586,837
	Countrywide Alternative Loan Trust Series
	2008-2R Class 4A1, 6.25%, 8/25/37	2,074	1,308,051
	Residential Asset Securitization Trust Series
	2003-A8 Class A2, 0.872%, 10/25/18 (b)	1,733	1,415,690
	Residential Funding Mortgage Securities I
	Series 2007-S2 Class A3, 6%, 2/25/37	540	405,332

	Total Non-US Government Agency Mortgage-
	Backed Securities - 2.3%		3,715,910

	US Government Agency Mortgage-Backed
	Securities - Collateralized Mortgage
	Obligations

	Fannie Mae Trust Series 2005-85 Class SC,
	6.111%, 10/25/35 (e)	2,021	156,341

1

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Agency Mortgage-Backed
	Securities - Collateralized Mortgage	Par
	Obligations	(000)	Value

	Fannie Mae Trust Series 2006-M2 Class A2A,
	5.271%, 10/25/32 (b)	$1,725	$1,847,734
	Fannie Mae Trust Series 2007-32 Class SG,
	5.711%, 4/25/37 (e)	2,235	157,574
	Fannie Mae Trust Series 2009-3 Class SE,
	5.07%, 1/25/37 (e)	3,690	220,254
	Freddie Mac Multiclass Certificates Series
	2971 Class GD, 5%, 5/15/20	1,480	1,552,099
	Freddie Mac Multiclass Certificates Series
	3042 Class EA, 4.50%, 9/15/35	1,895	1,895,628
	Freddie Mac Multiclass Certificates Series
	3502 Class DL, 5.70%, 1/15/39 (e)	4,395	272,695
	Ginnie Mae Trust Series 2002-83 Class IO,
	1.574%, 10/16/42 (e)	20,071	425,046
	Ginnie Mae Trust Series 2003-17 Class IO,
	1.24%, 3/16/43 (e)	30,450	858,831
	Ginnie Mae Trust Series 2003-109 Class IO,
	1.098%, 11/16/43 (e)	18,699	591,528
	Ginnie Mae Trust Series 2004-9 Class IO,
	1.383%, 3/16/34 (e)	11,355	340,250
	Ginnie Mae Trust Series 2004-43 Class Z,
	4.50%, 6/16/44 (b)	2,158	1,689,004
	Ginnie Mae Trust Series 2004-45 Class Z,
	5.685%, 6/16/45 (b)	2,285	2,348,462
	Ginnie Mae Trust Series 2007-53 Class SE,
	6.03%, 9/20/37 (e)	1,338	87,387
	Ginnie Mae Trust Series 2007-59 Class SD, 6%,
	10/20/37 (e)	2,715	186,879
	Ginnie Mae Trust Series 2004-77 Class IO,
	1.065%, 9/16/44 (e)	65,586	2,033,887

	Total US Government Agency Mortgage-
	Backed Securities - Collateralized Mortgage
	Obligations - 9.1%		14,663,599

	Total Long-Term Investments
	(Cost - $248,450,663) - 155.5%		250,056,576

		Beneficial
		Interest
	Short-Term Securities	(000)

US Government Obligations - 5.0%	U.S. Treasury Bills, 0.17%, 5/14/09	8,100	8,098,404

		Shares

Money Market - 33.5%	BlackRock Liquidity Funds, TempFund,
	0.646% (f)(g)	53,830,264	53,830,264

	Total Short-Term Securities
	(Cost - $61,928,624) - 38.5%		61,928,668

2

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts (h)	Value

Over-the-Counter Call Swaptions	Pay a fixed rate of 3.55% and receive a
	floating rate based on 3-month LIBOR,
	expiring May 2009, Broker Citibank NA	10	$26,990

	Total Options Purchased
	(Cost - $217,000) - 0.0%		26,990

	Total Investments Before TBA Sale
	Commitments and Options Written
	(Cost - $310,596,287*) - 194.0%		312,012,234

		Par
	TBA Sale Commitments	(000)

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 4/15/24 - 4/15/39	$(41,000)	(41,938,875)
	5.00%, 8/01/19 - 4/15/39	(22,000)	(22,708,750)
	5.50%, 4/15/39 - 5/15/39	(2,000)	(2,075,624)
	6.00%, 6/01/37 - 4/15/39	(13,100)	(13,681,312)
	Freddie Mac Mortgage Participation Certificates:
	4.50%, 3/01/39 - 4/01/39	(5,800)	(5,919,625)
	5.50%, 8/01/38 - 4/15/39	(5,600)	(5,810,000)
	Ginnie Mae MBS Certificates:
	4.50%, 4/15/39 - 5/15/39	(6,900)	(7,057,403)
	6.50%, 4/15/39	(5,500)	(5,769,841)

	Total TBA Sale Commitments
	(Proceeds Received - $104,422,180) - (65.2)%		(104,961,430)

	Options Written	Contracts

Exchange Traded Option	10 Year US Treasury Bond, expiring May 2009 at
	USD 118.5	125	(23,437)

Over-the-Counter Call Swaptions	Pay a fixed rate of 4.8% and receive a floating rate
	based on 3-month LIBOR, expiring October 2009,
	Broker Deutsche Bank AG	21 (h)	(3,255,903)

Over-the-Counter Put Swaptions	Receive a fixed rate of 4.8% and pay a floating rate
	based on 3-month LIBOR, expiring October 2009,
	Broker Deutsche Bank AG	21 (h)	(32,508)

	Total Options Written
	(Premiums Received - $2,061,275) - (2.1)%		(3,311,848)

	Total Investments, Net of TBA Sale Commitments
	and Options Written - 126.7%		203,738,956
	Liabilities in Excess of Other Assets - (26.7)%		(42,914,453)

	Net Assets - 100.0%		$160,824,503

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$310,664,538

Gross unrealized appreciation	$3,270,314
Gross unrealized depreciation	(1,922,618)

Net unrealized appreciation	$1,347,696

3

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

(a)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

Bank of America NA	$2,524,365	$69,562
Barclays Capital Plc	$(13,686,377)	(7,213)
Citigroup NA	$9,521,778	51,660
Credit Suisse International	$11,168,877	33,564
Deutsche Bank AG	$7,020,561	70,564
Goldman Sachs Bank USA	$5,174,875	93,379
Greenwich Capital	$(2,682,875)	(24,187)
JPMorgan Chase Bank	$12,835,438	125,047
Morgan Stanley Capital
Services, Inc.	$(4,969,375)	51,391
UBS AG	$(9,712,688)	(121,264)

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	All or portion of security has been pledged as collateral in connection with swaps.

(e)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds,
TempFund	53,830,264	$14,843
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(37,224,398)	$58,400

(g)	Represents the current yield as of report date.

(h)	One contract represents a notional amount of $1,000,000.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

707	10-Year U.S.
	Treasury Bond	June 2009	$87,620,587	$102,647
2	Euro Dollar Futures	March 2010	$492,956	544
2	Euro Dollar Futures	June 2010	$492,156	569
2	Euro Dollar Futures	September 2010	$491,306	619
2	Euro Dollar Futures	December 2010	$490,206	694
1	Euro Dollar Futures	March 2012	$242,916	297

Total				$105,370

4

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

•	Financial futures contracts sold as of March 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

185	2-Year U.S.
	Treasury Bond	June 2009	$40,243,061	$(66,705)
414	5-Year U.S.
	Treasury Bond	June 2009	$48,989,099	(179,870)
13	Euro Dollar Futures	June 2009	$3,208,688	(5,562)
13	Euro Dollar Futures	September 2009	$3,206,711	(7,702)
2	Euro Dollar Futures	December 2009	$492,194	(1,581)
4	Euro Dollar Futures	March 2011	$974,228	(6,072)
5	Euro Dollar Futures	June 2011	$1,215,760	(7,178)
5	Euro Dollar Futures	September 2011	$1,213,759	(6,741)
5	Euro Dollar Futures	December 2011	$1,211,860	(5,953)

Total				$(287,364)

•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

	Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	2.336% (a)	3-month LIBOR	Citibank NA	March 2010	$9,600	$107,727
	3.268% (a)	3-month LIBOR	Citibank NA	June 2010	$19,200	462,122
	4.366% (a)	3-month LIBOR	Citibank NA	July 2013	$9,800	934,244
	3.653% (a)	3-month LIBOR	Deutsche Bank AG	September 2013	$3,500	231,335
	2.59% (a)	3-month LIBOR	Citibank NA	February 2014	$8,200	150,977
	2.327% (b)	3-month LIBOR	Deutsche Bank AG	March 2014	$20,800	(106,824)
	3.29% (a)	3-month LIBOR	Citibank NA	March 2019	$3,800	139,345
	3.076% (a)	3-month LIBOR	Goldman Sachs		$
			Bank USA	March 2019	$7,300	128,619
	3.067% (a)	3-month LIBOR	JPMorgan Chase		$
			Bank NA	March 2019	$8,800	151,061
	2.916% (a)	3-month LIBOR	Deutsche Bank AG	April 2019	$9,300	-

Total						$2,198,606

(a)	Trust pays floating interest rate and receives fixed rate.

(b)	Trust pays fixed interest rate and receives floating rate.

•	The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

5

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	$53,830,264	-	$105,370	$(310,801)
Level 2	258,154,980	$(104,961,430)	2,332,420	(3,395,235)
Level 3	-	-	-	-

Total	$311,985,244	$(104,961,430)	$2,437,790	$(3,706,036)

* Other financial instruments are swaps, futures and option contracts. Swaps and futures are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

6

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Aerospace & Defense - 0.6%	L-3 Communications Corp., 5.875%, 1/15/15	$220	$204,050

Airlines - 0.7%	Continental Airlines, Inc. Series 2001-1-C, 7.033%, 12/15/12	311	232,959
	UAL Corp., 4.50%, 6/30/21 (a)	55	17,897

			250,856

Auto Components - 1.3%	Allison Transmission, Inc., 11%, 11/01/15 (b)	235	111,625
	Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)	150	57,000
	The Goodyear Tire & Rubber Co., 6.318%, 12/01/09 (d)	40	38,200
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	125	102,500
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	122	101,260
	Lear Corp., 8.50%, 12/01/13	15	3,375
	Lear Corp., 8.75%, 12/01/16	35	7,175

			421,135

Automobiles - 0.2%	Ford Motor Co., 8.90%, 1/15/32	200	60,500

Beverages - 0.4%	Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (b)	145	144,580

Building Products - 1.0%	Building Materials Corp. of America, 7.75%, 8/01/14	50	34,375
	CPG International I, Inc., 10.50%, 7/01/13	250	117,500
	Momentive Performance Materials, Inc., 11.50%, 12/01/16	185	34,688
	Ply Gem Industries, Inc., 11.75%, 6/15/13	300	133,500

			320,063

Capital Markets - 0.4%	E*Trade Financial Corp., 12.50%, 11/30/17	25	11,375
	E*Trade Financial Corp., 12.50%, 11/30/17 (b)	287	130,528

			141,903

Chemicals - 1.3%	American Pacific Corp., 9%, 2/01/15	120	102,600
	CII Carbon LLC, 11.125%, 11/15/15 (b)	75	44,250
	Innophos, Inc., 8.875%, 8/15/14	235	192,700
	MacDermid, Inc., 9.50%, 4/15/17 (b)	180	62,100
	Terra Capital, Inc. Series B, 7%, 2/01/17	50	46,000

			447,650

Commercial Services &	ARAMARK Corp., 4.67%, 2/01/15 (d)	150	114,375
Supplies - 3.5%	ARAMARK Corp., 8.50%, 2/01/15	60	55,200
	Allied Waste North America, Inc., 6.125%, 2/15/14	90	84,600
	Allied Waste North America, Inc. Series B, 7.375%, 4/15/14	50	47,375
	Corrections Corp. of America, 7.50%, 5/01/11	250	250,625
	The Geo Group, Inc., 8.25%, 7/15/13	315	292,162
	Mobile Services Group, Inc., 9.75%, 8/01/14	120	89,100
	US Investigations Services, Inc., 10.50%,	100	76,250
	11/01/15 (b)
	Waste Management, Inc., 7.375%, 3/11/19	65	66,295
	West Corp., 11%, 10/15/16	155	103,075

			1,179,057

Construction	Nortek, Inc., 10%, 12/01/13	190	79,325
Materials - 0.4%	Texas Industries, Inc., 7.25%, 7/15/13	80	60,400

			139,725

Consumer Finance - 0.1%	Inmarsat Finance Plc, 7.625%, 6/30/12	20	19,425

1

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Containers &	Berry Plastics Corp., 5.881%, 2/15/15 (d)	$310	$224,750
Packaging - 4.3%	Berry Plastics Holding Corp., 8.875%, 9/15/14	80	44,800
	Graphic Packaging International Corp., 8.50%, 8/15/11	420	363,300
	Graphic Packaging International Corp., 9.50%, 8/15/13	20	14,300
	Impress Holdings BV, 4.256%, 9/15/13 (b)(d)	330	248,737
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13	300	301,500
	Packaging Dynamics Finance Corp., 10%,	200	84,500
	5/01/16 (b)
	Pregis Corp., 12.375%, 10/15/13	185	81,862
	Rock-Tenn Co., 5.625%, 3/15/13	80	70,400
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)(f)	50	6,000

			1,440,149

Diversified Financial	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	130	121,225
Services - 3.5%	Ford Motor Credit Co. LLC, 2.701%, 1/15/10 (d)	200	163,000
	Ford Motor Credit Co. LLC, 5.70%, 1/15/10	410	351,190
	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (d)	150	94,500
	GMAC LLC, 3.461%, 12/01/14 (b)(d)	131	65,500
	GMAC LLC, 6.75%, 12/01/14 (b)	30	17,434
	GMAC LLC, 8%, 11/01/31 (b)	190	91,420
	Leucadia National Corp., 8.125%, 9/15/15	250	197,812
	Southern Star Central Corp., 6.75%, 3/01/16 (b)	80	66,800

			1,168,881

Diversified	Broadview Networks Holdings, Inc., 11.375%,	165	95,700
Telecommunication	9/01/12
Services - 6.5%	Cincinnati Bell, Inc., 7.25%, 7/15/13	285	272,175
	Citizens Communications Co., 6.25%, 1/15/13	30	27,187
	Qwest Communications International, Inc., 7.50%, 2/15/14	385	333,025
	Qwest Communications International, Inc., 3.50%, 11/15/25 (a)	120	110,700
	Qwest Communications International, Inc. Series B,
	7.50%, 2/15/14	370	320,050
	Qwest Corp., 4.57%, 6/15/13 (d)	250	214,375
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)	440	435,600
	Windstream Corp., 8.125%, 8/01/13	50	49,250
	Windstream Corp., 8.625%, 8/01/16	330	324,225

			2,182,287

Electric Utilities - 2.0%	Entergy Texas, Inc., 7.125%, 2/01/19	75	73,321
	FPL Energy National Wind Portfolio, LLC, 6.125%, 3/25/19 (b)	179	157,490
	IPALCO Enterprises, Inc., 7.25%, 4/01/16 (b)	60	53,100
	NSG Holdings LLC, 7.75%, 12/15/25 (b)	255	201,450
	Tenaska Alabama Partners LP, 7%, 6/30/21 (b)	219	169,063

			654,424

Electrical Equipment - 0.0%	UCAR Finance, Inc., 10.25%, 2/15/12	16	14,480

Electronic Equipment,	Sanmina-SCI Corp., 8.125%, 3/01/16	55	19,250
Instruments &
Components - 0.1%

2

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Energy Equipment &	Compagnie Generale de Geophysique-Veritas,	$50	$39,500
Services - 1.0%	7.50%, 5/15/15
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	240	183,600
	North American Energy Partners, Inc., 8.75%, 12/01/11	60	43,800
	Transocean, Inc. Series A, 1.625%, 12/15/37 (a)	65	59,719

			326,619

Food & Staples	Rite Aid Corp., 7.50%, 3/01/17	165	84,975
Retailing - 0.2%

Food Products - 0.4%	Smithfield Foods, Inc., 7.75%, 7/01/17	55	34,100
	Tyson Foods, Inc., 10.50%, 3/01/14 (b)	110	112,200

			146,300

Health Care Equipment &	Biomet, Inc., 10%, 10/15/17	100	99,000
Supplies - 2.3%	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15	115	27,600
	DJO Finance LLC, 10.875%, 11/15/14	590	438,075
	DJO Finance LLC, 11.75%, 11/15/14	20	12,300
	Hologic, Inc., 2%, 12/15/37 (a)(g)	270	184,275

			761,250

Health Care Providers &	Community Health Systems, Inc. Series WI,	70	66,150
Services - 1.7%	8.875%, 7/15/15
	Tenet Healthcare Corp., 9%, 5/01/15 (b)	232	223,880
	Tenet Healthcare Corp., 10%, 5/01/18 (b)	212	205,110
	Viant Holdings, Inc., 10.125%, 7/15/17 (b)	147	72,030

			567,170

Hotels, Restaurants &	American Real Estate Partners LP, 7.125%,	470	373,650
Leisure - 2.1%	2/15/13
	CCM Merger, Inc., 8%, 8/01/13 (b)	85	34,850
	Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (b)	25	750
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)	90	64,800
	Greektown Holdings, LLC, 10.75%,	100	5,000
	12/01/13 (b)(e)(f)
	HRP Myrtle Beach Operations LLC, 0%,	250	2,500
	4/01/12 (b)(e)(f)
	Harrah’s Operating Co., Inc., 10%, 12/15/15 (b)	10	3,100
	Harrah’s Operating Co., Inc., 10.75%, 2/01/16	17	3,230
	Harrah’s Operating Co., Inc., 10.75%, 2/01/18 (c)	422	47,432
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (b)	119	35,700
	Scientific Games Corp., 0.75%, 12/01/24 (a)	30	27,375
	Snoqualmie Entertainment Authority, 5.384%, 2/01/14 (b)(d)	45	11,250
	Travelport LLC, 5.886%, 9/01/14 (d)	30	9,600
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)	15	38
	Virgin River Casino Corp., 9%, 1/15/12 (e)(f)	100	10,000
	Waterford Gaming LLC, 8.625%, 9/15/14 (b)	124	74,400

			703,675

Household Durables - 1.1%	Ashton Woods USA LLC, 5.50%, 6/30/12 (b)	234	84,240
	Centex Corp., 4.55%, 11/01/10	10	9,100
	Jarden Corp., 7.50%, 5/01/17	185	148,925
	KB Home, 6.375%, 8/15/11	120	108,000
	Stanley-Martin Communities LLC, 9.75%, 8/15/15	50	15,000

			365,265

3

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

IT Services - 1.2%	Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(b)	$220	$155,375
	First Data Corp., 9.875%, 9/24/15	210	122,850
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)	100	87,500

			365,725

Independent Power	The AES Corp., 8.75%, 5/15/13 (b)	200	197,000
Producers & Energy	Dynegy Holdings, Inc., 8.375%, 5/01/16	110	74,525
Traders - 3.7%	Dynegy Holdings, Inc., 7.75%, 6/01/19 (b)	90	58,500
	Energy Future Holdings Corp., 11.25%,	225	95,062
	11/01/17 (c)
	NRG Energy, Inc., 7.25%, 2/01/14	250	235,000
	NRG Energy, Inc., 7.375%, 2/01/16	535	497,550
	Texas Competitive Electric Holdings Co. LLC,
	11.25%, 11/01/16 (c)	205	76,875

			1,234,512

Industrial	Icahn Enterprises LP, 4%, 8/15/13 (a)(d)	50	25,805
Conglomerates - 1.0%	Ingersoll-Rand Global Holding Co. Ltd., 9.50% due 4/15/2014	130	129,990
	Sequa Corp., 11.75%, 12/01/15 (b)	250	37,500
	Sequa Corp., 13.50%, 12/01/15 (b)(c)	387	51,667
	Tyco International Finance SA, 8.50%, 1/15/19	95	98,058

			343,020

Insurance - 0.1%	USI Holdings Corp., 5.113%, 11/15/14 (b)(d)	60	28,200

Leisure Equipment &	True Temper Sports, Inc., 8.375%, 9/15/11	325	45,500
Products - 0.1%

Machinery - 0.6%	American Railcar Industries, Inc., 7.50%, 3/01/14	25	17,375
	ESCO Corp., 8.625%, 12/15/13 (b)	100	76,000
	Ingersoll-Rand Co. Ltd., 4.50%, 4/15/2012 (a)	15	15,000
	RBS Global, Inc., 8.875%, 9/01/16	45	33,750
	Titan International, Inc., 8%, 1/15/12	80	62,400

			204,525

Marine - 0.1%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	41	23,370

Media - 10.5%	Affinion Group, Inc., 10.125%, 10/15/13	205	155,800
	CCO Holdings LLC, 8.75%, 11/15/13	120	100,200
	CMP Susquehanna Corp., 9.875%, 5/15/14	250	9,375
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)	180	177,300
	Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (d)	310	310,000
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (e)(f)	75	67,500
	Charter Communications Holdings II, LLC Series B,
	10.25%, 9/15/10 (e)(f)	345	307,050
	Charter Communications Operating, LLC, 8.375%, 4/30/14 (b)	10	8,800
	Cox Communications, Inc., 8.375%, 3/01/39 (b)	240	225,180
	DIRECTV Holdings LLC, 8.375%, 3/15/13	140	141,575
	EchoStar DBS Corp., 6.375%, 10/01/11	40	38,600
	EchoStar DBS Corp., 7%, 10/01/13	265	245,788
	Harland Clarke Holdings Corp., 5.984%, 5/15/15 (d)	40	14,000
	Harland Clarke Holdings Corp., 9.50%, 5/15/15	50	22,062
	Intelsat Corp., 9.25%, 6/15/16 (b)	120	111,000

4

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Intelsat Subsidiary Holding Co. Ltd., 8.50%,	$70	$65,975
	1/15/13 (b)
	Intelsat Subsidiary Holding Co. Ltd., 8.875%,	60	55,650
	1/15/15 (b)
	Lamar Advertising Co. Series B, 2.875%,	70	64,138
	12/31/10 (a)
	Local Insight Regatta Hldgs, Inc., 11%, 12/01/17	150	34,875
	Mediacom Broadband LLC, 8.50%, 10/15/15	100	90,000
	NTL Cable Plc, 8.75%, 4/15/14	35	33,075
	Network Communications, Inc., 10.75%, 12/01/13	35	4,944
	Nielsen Finance LLC, 11.625%, 2/01/14 (b)	90	81,112
	Nielsen Finance LLC, 10%, 8/01/14	370	318,200
	Nielsen Finance LLC, 20.09%, 8/01/16 (h)	10	4,150
	ProtoStar I Ltd., 18%, 10/15/12 (a)(b)	163	89,893
	Rainbow National Services LLC, 10.375%,	60	61,200
	9/01/14 (b)
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	715	366,438
	Time Warner Cable, Inc., 7.50%, 4/01/14	200	203,918
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)	165	88,688

			3,496,486

Metals & Mining - 4.0%	Aleris International, Inc., 9%, 12/15/14 (e)(f)	130	78
	Aleris International, Inc., 10%, 12/15/16 (e)(f)	125	88
	BHP Billiton Finance USA Ltd., 6.50%, 4/01/19	200	202,628
	Barrick Gold Corp., 6.95%, 4/01/19	90	90,411
	Drummond Co., Inc., 7.375%, 2/15/16 (b)	100	65,000
	Evraz Group SA, 8.875%, 4/24/13 (b)	125	79,375
	Evraz Group SA, 9.50%, 4/24/18 (b)	100	55,500
	FMG Finance Property Ltd., 10.625%, 9/01/16 (b)	90	75,600
	Foundation PA Coal Co., 7.25%, 8/01/14	400	363,000
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (d)	100	82,250
	Novelis, Inc., 7.25%, 2/15/15	250	100,000
	Ryerson, Inc., 8.403%, 11/01/14	65	33,637
	Ryerson, Inc., 12%, 11/01/15	20	11,350
	Steel Dynamics, Inc., 7.375%, 11/01/12	145	113,100
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)	115	72,450

			1,344,467

Multiline Retail - 0.7%	Dollar General Corp., 10.625%, 7/15/15	230	229,425

Oil, Gas & Consumable	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)	320	233,600
Fuels - 13.4%	Atlas Pipeline Partners LP, 8.75%, 6/15/18	130	72,800
	Berry Petroleum Co., 8.25%, 11/01/16	135	74,250
	Chesapeake Energy Corp., 9.50%, 2/15/15	435	423,037
	Chesapeake Energy Corp., 6.375%, 6/15/15	60	50,550
	Chesapeake Energy Corp., 7.25%, 12/15/18	205	168,356
	Chesapeake Energy Corp., 2.25%, 12/15/38 (a)	125	64,375
	Cimarex Energy Co., 7.125%, 5/01/17	120	96,600
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	120	37,800
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	230	72,450
	Corral Finans AB, 6.131%, 4/15/10 (b)(c)	72	36,436

5

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Denbury Resources, Inc., 7.50%, 12/15/15	$70	$60,900
	Denbury Resources, Inc., 9.75%, 3/01/16	140	135,100
	EXCO Resources, Inc., 7.25%, 1/15/11	40	31,000
	El Paso Corp., 8.25%, 2/15/16	115	107,525
	Encore Acquisition Co., 6.25%, 4/15/14	250	195,000
	Forest Oil Corp., 8.50%, 2/15/14 (b)	285	264,337
	Forest Oil Corp., 7.25%, 6/15/19 (b)	315	248,850
	Hess Corp., 8.125%, 2/15/19	140	144,322
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11	140	133,700
	Marathon Oil Corp., 7.50%, 2/15/19	85	85,637
	Massey Energy Co., 3.25%, 8/01/15 (a)	285	174,563
	Newfield Exploration Co., 6.625%, 4/15/16	60	53,700
	Newfield Exploration Co., 7.125%, 5/15/18	35	30,975
	OPTI Canada, Inc., 7.875%, 12/15/14	100	43,750
	OPTI Canada, Inc., 8.25%, 12/15/14	360	161,100
	Peabody Energy Corp., 7.375%, 11/01/16	20	19,800
	PetroHawk Energy Corp., 10.50%, 8/01/14 (b)	120	119,400
	PetroHawk Energy Corp., 7.875%, 6/01/15 (b)	120	105,600
	Range Resources Corp., 6.375%, 3/15/15	250	221,875
	Roseton-Danskammer 2001 Series B, 7.67%, 11/08/16	150	113,625
	Sabine Pass LNG LP, 7.50%, 11/30/16	85	56,950
	SandRidge Energy, Inc., 8.625%, 4/01/15 (c)	105	68,250
	SandRidge Energy, Inc., 8%, 6/01/18 (b)	175	128,625
	Southwestern Energy Co., 7.50%, 2/01/18 (b)	25	24,125
	Stone Energy Corp., 6.75%, 12/15/14	250	98,750
	Swift Energy Co., 7.125%, 6/01/17	150	87,000
	Tennessee Gas Pipeline Co., 8%, 2/01/16 (b)	105	105,000
	Whiting Petroleum Corp., 7.25%, 5/01/12	50	41,125
	Williams Cos., Inc., 8.75%, 1/15/20 (b)	105	104,475

			4,495,313

Paper & Forest	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)	118	30,818
Products - 2.1%	Boise Cascade LLC, 7.125%, 10/15/14	150	61,500
	Bowater, Inc., 9%, 8/01/09	180	45,000
	Georgia-Pacific Corp., 8.125%, 5/15/11	65	64,594
	NewPage Corp., 10%, 5/01/12	620	215,450
	Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11	160	73,200
	Verso Paper Holdings LLC Series B, 4.92%, 8/01/14 (d)	175	50,750
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14	365	136,875
	Verso Paper Holdings LLC Series B, 11.375%, 8/01/16	110	25,850

			704,037

Pharmaceuticals - 0.6%	Angiotech Pharmaceuticals, Inc., 5.011%,	300	195,000
	12/01/13 (d)

Real Estate Investment	HCP, Inc., 5.65%, 12/15/13	70	52,691
Trusts (REITs) - 0.2%

6

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Real Estate Management &	Forest City Enterprises, Inc., 7.625%, 6/01/15	$150	$64,500
Development - 0.3%	Realogy Corp., 10.50%, 4/15/14	85	23,800
	Realogy Corp., 12.375%, 4/15/15	80	13,600

			101,900

Road & Rail - 0.3%	CSX Corp., 7.375%, 2/01/19	105	97,277

Semiconductors &	Spansion, Inc., 4.386%, 6/01/13 (b)(e)(f)	135	30,375
Semiconductor	Teradynce, Inc., 4.50%, 3/15/2014 (a)	5	5,000
Equipment - 0.1%

Software - 0.0%	BMS Holdings, Inc., 9.224%, 2/15/12 (b)(c)(d)	97	12,968

Specialty Retail - 1.3%	Asbury Automotive Group, Inc., 7.625%, 3/15/17	50	23,500
	General Nutrition Centers, Inc., 6.404%, 3/15/14 (d)	140	87,500
	General Nutrition Centers, Inc., 10.75%, 3/15/15	235	169,200
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(i)	80	41,500
	Michaels Stores, Inc., 10%, 11/01/14	40	18,850
	United Auto Group, Inc., 7.75%, 12/15/16	200	100,000

			440,550

Textiles, Apparel & Luxury	Levi Strauss & Co., 8.875%, 4/01/16	150	116,250
Goods - 0.6%	Quiksilver, Inc., 6.875%, 4/15/15	225	85,500

			201,750

Thrifts & Mortgage	Residential Capital Corp., 8.375%, 6/30/10	550	253,000
Finance - 0.8%

Tobacco - 0.8%	Altria Group, Inc., 10.20%, 2/06/39	115	117,477
	Vector Group Ltd., 11%, 8/15/15	200	160,000

			277,477

Wireless	American Tower Corp., 5%, 2/15/10 (a)	75	75,000
Telecommunication	Centennial Communications Corp., 6.958%,	100	100,000
Services - 7.7%	1/01/13 (d)
	Cricket Communications, Inc., 9.375%, 11/01/14	190	180,975
	Cricket Communications, Inc., 10%, 7/15/15 (b)	125	120,312
	Crown Castle International Corp., 9%, 1/15/15	65	65,162
	Digicel Group Ltd., 8.875%, 1/15/15 (b)	100	64,500
	Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)	208	126,360
	FiberTower Corp., 9%, 11/15/12 (a)(b)	120	38,250
	iPCS, Inc., 3.295%, 5/01/13 (d)	285	213,750
	Leap Wireless International, Inc., 4.50%,	50	37,125
	7/15/14 (a)(b)
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	420	407,400
	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (b)	120	115,800
	NII Holdings, Inc., 2.75%, 8/15/25 (a)	60	54,675
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)	250	233,750
	Sprint Capital Corp., 7.625%, 1/30/11	490	453,250
	Sprint Capital Corp., 6.875%, 11/15/28	80	48,800
	Sprint Nextel Corp., 1.632%, 6/28/10 (d)	100	92,544
	Verizon Wireless Capital LLC, 5.55%, 2/01/14 (b)	160	160,134

			2,587,787

	Total Corporate Bonds - 85.3%		28,534,024

7

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Non US-Government Agency Mortgage-Backed Securities	Par (000)	Value

Commercial	Crown Castle Towers LLC Series 2005-1A Class
Mortgage-Backed	AFL, 0.831%, 6/15/35 (d)	$345	$313,950
Securities - 1.8%	Crown Castle Towers LLC Series 2005-1A Class
	AFX, 4.643%, 6/15/35	95	90,725
	Global Signal Trust Series 2006-1 Class A2, 5.45%,
	2/15/36	215	201,025

	Total Non US-Government Agency Mortgage-Backed Securities - 1.8%		605,700

	Floating Rate Loan Interests

Auto Components - 0.4%	Allison Transmission, Inc. Term Loan, 3.22%,
	8/07/14	99	65,168
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15	249	56,346
	Delphi Corp. Initial Tranche Term Loan C, 10.50%, 6/30/09	45	6,321
	Delphi Corp. Subsequent Tranche Term Loan C, 10.50%, 6/30/09	5	644

			128,479

Chemicals - 0.5%	PQ Corp. (fka Niagara Acquisition, Inc.) Loan
	(Second Lien), 7.68%, 7/30/15	250	87,500
	Solutia, Inc. Loan, 8.50%, 2/28/14	100	64,623

			152,123

Health Care Providers &	CHS/Community Health Systems, Inc. Delayed
Services - 1.1%	Draw Term Loan, 2.678%, 7/25/14	4	3,140
	CHS/Community Health Systems, Inc. Funded Term Loan,
	2.678%-3.506%, 7/25/14	71	61,540
	HCA, Inc. Tranche A-1 Term Loan, 2.72%, 11/17/12	364	313,683

			378,363

Hotels, Restaurants &	Travelport LLC (fka Travelport, Inc.) Loan, 8.018%,	399	75,723
Leisure - 0.2%	3/27/12

Independent Power	Calpine Generating Co., LLC Second Priority Term
Producers & Energy	Loan, 4.095%, 3/29/14	50	38,057
Traders - 1.9%	Dynegy Holdings, Inc. Term L/C Facility Term Loan,
	2.02%, 4/02/13	72	62,248
	Dynegy Holdings, Inc. Tranche B Term Loan, 2.02%, 4/02/13	3	2,707
	NRG Energy, Inc. Credit-Linked Deposit, 1.12%, 2/01/13	16	14,751
	NRG Energy, Inc. Term Loan, 2.72%, 2/01/13	31	27,642
	Texas Competitive Electric Holdings Co., LLC
	(TXU) Initial Tranche B-2 Term Loan,
	4.018%-4.033%, 10/10/14	246	161,948
	Texas Competitive Electric Holdings Co., LLC
	(TXU) Initial Tranche B-3 Term Loan,
	4.018%-4.033%, 10/10/14	493	323,027

			630,380

Machinery - 0.4%	Navistar International Corp. Revolving
	Credit-Linked Deposit, 3.723%-3.768%, 1/19/12	47	36,283
	Navistar International Corp. Term Advance, 3.768%, 1/19/12	128	99,779

			136,062

Media - 0.9%	HMH Publishing Co. Ltd. (fka Education Media)
	Mezzanine, 10.756%, 11/14/14	533	159,889
	HMH Publishing Co. Ltd. (fka Education Media)
	Tranche A Term Loan, 8.256%, 6/12/14	219	134,712

			294,601

8

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests	Par (000)	Value

Paper & Forest	Georgia-Pacific LLC Term B Loan, 2.518%-3.293%,	$155	$136,666
Products - 0.4%	12/20/12

Transportation	SBA Telecommunications Term Loan, 2.206%,	225	200,250
Infrastructure - 0.6%	11/01/10

	Total Floating Rate Loan Interests - 6.4%		2,132,647

	Common Stocks	Shares

Capital Markets - 0.0%	E*Trade Financial Corp. (f)	13,069	16,728

Electrical Equipment - 0.0%	Medis Technologies Ltd. (f)	14,935	6,571

Household Durables - 0.0%	Ashton Woods Class B Membership Units (f)	0	0

Oil, Gas & Consumable	EXCO Resources, Inc. (f)	1,960	19,600
Fuels - 0.1%

Paper & Forest	Ainsworth Lumber Co. Ltd. (f)	13,964	8,528
Products - 0.1%	Ainsworth Lumber Co. Ltd. (b)(f)	15,671	9,591

			18,119

	Total Common Stocks - 0.2%		61,018

	Preferred Securities

	Capital Trusts	Par (000)

Diversified Financial	Citigroup, Inc. Series E, 8.40% (d)(e)(j)	$310	175,193
Services - 0.5%

	Total Capital Trusts - 0.5%		175,193

	Preferred Stocks	Shares

Diversified	PTV, Inc. Series A, 10%	8	1
Telecommunication
Services - 0.0%

	Total Preferred Stocks - 0.0%		1

	Total Preferred Securities - 0.5%		175,194

	Total Long-Term Investments (Cost - $44,230,057) - 94.2%		31,508,583

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund,
	0.646% (k)(l)	1,761,432	1,761,432

	Total Short-Term Securities (Cost - $1,761,432) - 5.3%		1,761,432

	Total Investments (Cost - $45,991,489*) - 99.5%		33,270,015
	Other Assets Less Liabilities - 0.5%		159,648

	Net Assets - 100.0%		$33,429,663

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$46,132,770

Gross unrealized appreciation	$251,912
Gross unrealized depreciation	(13,114,667)

Net unrealized depreciation	$(12,862,755)

(a)	Convertible security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

9

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown the effective yields as of report date.

(i)	Represents a step bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	1,761,432	$457
BlackRock Liquidity Series, LLC Cash Sweep Series	(3,296,460)	$5,478

(l)	Represents the current yield as of report date.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

10

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

•	The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statement as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	$1,812,860
Level 2	30,269,404
Level 3	1,187,751

Total	$33,270,015

The following is a reconciliation of investments for unobservable inputs
(Level 3) used in determining fair value:

Investments in
Securities

Balance, as of January 1, 2009	$612,539
Accrued discount/premiums	5,203
Realized gain (loss)	255
Change in unrealized appreciation (depreciation)	(271,991)
Net purchases (sales)	3,205
Net transfer in/out of Level 3	838,540

Balance, as of March 31, 2009	$1,187,751

11

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 3.6%	General Dynamics Corp.	40,000	$1,663,600
	Northrop Grumman Corp.	37,000	1,614,680
	Raytheon Co.	43,000	1,674,420

			4,952,700

Beverages - 1.3%	The Coca-Cola Co.	11,000	483,450
	Hansen Natural Corp. (a)	33,000	1,188,000
	PepsiCo, Inc.	3,000	154,440

			1,825,890

Biotechnology - 3.0%	Amgen, Inc. (a)	47,000	2,327,440
	Biogen Idec, Inc. (a)	34,000	1,782,280

			4,109,720

Chemicals - 1.0%	The Dow Chemical Co.	161,000	1,357,230

Commercial Services & Supplies -	Avery Dennison Corp.	29,000	647,860
1.5%	Pitney Bowes, Inc.	62,000	1,447,700

			2,095,560

Communications Equipment - 1.4%	Cisco Systems, Inc. (a)	21,000	352,170
	JDS Uniphase Corp. (a)	396,000	1,287,000
	Tellabs, Inc. (a)	53,000	242,740

			1,881,910

Computers & Peripherals - 5.3%	Apple, Inc. (a)	2,000	210,240
	EMC Corp. (a)	159,000	1,812,600
	Hewlett-Packard Co.	1,000	32,060
	International Business Machines Corp.	39,000	3,778,710
	Western Digital Corp. (a)	76,000	1,469,840

			7,303,450

Diversified Financial Services - 0.3%	JPMorgan Chase & Co.	14,000	372,120

Diversified Telecommunication	AT&T Inc.	54,000	1,360,800
Services - 4.2%	Embarq Corp.	40,000	1,514,000
	Verizon Communications, Inc.	97,000	2,929,400

			5,804,200

Electronic Equipment, Instruments	Dolby Laboratories, Inc. Class A (a)	41,000	1,398,510
& Components - 1.0%

Energy Equipment & Services - 2.9%	ENSCO International, Inc.	50,000	1,320,000
	Nabors Industries Ltd. (a)	134,000	1,338,660
	Noble Corp.	57,000	1,373,130

			4,031,790

Food & Staples Retailing - 2.1%	SYSCO Corp.	70,000	1,596,000
	Safeway, Inc.	28,000	565,320
	Wal-Mart Stores, Inc.	13,000	677,300

			2,838,620

Food Products - 1.2%	Archer-Daniels-Midland Co.	61,000	1,694,580

Health Care Providers & Services -	Aetna, Inc.	67,000	1,630,110
10.9%	AmerisourceBergen Corp.	43,000	1,404,380
	Coventry Health Care, Inc. (a)	58,000	750,520
	Express Scripts, Inc. (a)	32,000	1,477,440
	Humana, Inc. (a)	38,000	991,040
	Laboratory Corp. of America Holdings (a)	15,000	877,350

1

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	McKesson Corp.	43,000	$1,506,720
	Medco Health Solutions, Inc. (a)	32,000	1,322,880
	Quest Diagnostics, Inc.	30,000	1,424,400
	UnitedHealth Group, Inc.	90,000	1,883,700
	WellPoint, Inc. (a)	48,000	1,822,560

			15,091,100

Hotels, Restaurants & Leisure - 1.0%	McDonald’s Corp.	25,000	1,364,250

Household Durables - 4.1%	D.R. Horton, Inc.	136,000	1,319,200
	Lennar Corp. Class A	5,000	37,550
	MDC Holdings, Inc.	47,000	1,463,580
	Pulte Homes, Inc.	131,000	1,431,830
	Toll Brothers, Inc. (a)	75,000	1,362,000

			5,614,160

Household Products - 0.8%	The Procter & Gamble Co.	24,000	1,130,160

IT Services - 2.3%	Accenture Ltd. Class A	62,000	1,704,380
	Alliance Data Systems Corp. (a)	40,000	1,478,000

			3,182,380

Independent Power Producers &	The AES Corp. (a)	197,000	1,144,570
Energy Traders - 0.8%

Industrial Conglomerates - 0.4%	General Electric Co.	56,000	566,160

Insurance - 3.2%	Chubb Corp.	42,000	1,777,440
	The Travelers Cos., Inc.	47,000	1,910,080
	UnumProvident Corp.	51,000	637,500

			4,325,020

Internet Software & Services - 0.8%	VeriSign, Inc. (a)	62,000	1,169,940

Metals & Mining - 0.9%	United States Steel Corp. (b)	60,000	1,267,800

Multi-Utilities - 0.8%	CMS Energy Corp.	93,000	1,101,120

Multiline Retail - 1.1%	Family Dollar Stores, Inc.	44,000	1,468,280

Oil, Gas & Consumable Fuels - 18.1%	Anadarko Petroleum Corp.	43,000	1,672,270
	Chevron Corp.	57,000	3,832,680
	ConocoPhillips	64,000	2,506,240
	Exxon Mobil Corp.	108,000	7,354,800
	Marathon Oil Corp.	64,000	1,682,560
	Murphy Oil Corp.	31,000	1,387,870
	Occidental Petroleum Corp.	39,000	2,170,350
	Sunoco, Inc.	54,000	1,429,920
	Tesoro Corp.	106,000	1,427,820
	Valero Energy Corp.	86,000	1,539,400

			25,003,910

Pharmaceuticals - 11.1%	Abbott Laboratories	37,000	1,764,900
	Bristol-Myers Squibb Co.	100,000	2,192,000
	Eli Lilly & Co.	59,000	1,971,190
	Johnson & Johnson	77,000	4,050,200
	Merck & Co., Inc.	87,000	2,327,250
	Pfizer, Inc.	218,000	2,969,160

			15,274,700

Road & Rail - 1.9%	Norfolk Southern Corp.	26,000	877,500

2

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Union Pacific Corp.	41,000	$1,685,510

			2,563,010

Semiconductors & Semiconductor	Integrated Device Technology, Inc. (a)	165,000	750,750
Equipment - 2.2%	Intel Corp.	12,000	180,600
	National Semiconductor Corp.	115,000	1,181,050
	Novellus Systems, Inc. (a)	29,000	482,270
	Silicon Laboratories, Inc. (a)	18,000	475,200

			3,069,870

Software - 6.4%	Amdocs Ltd. (a)	45,000	833,400
	BMC Software, Inc. (a)	45,000	1,485,000
	CA, Inc.	90,000	1,584,900
	Compuware Corp. (a)	130,000	856,700
	McAfee, Inc. (a)	45,000	1,507,500
	Microsoft Corp.	69,000	1,267,530
	Synopsys, Inc. (a)	62,000	1,285,260

			8,820,290

Specialty Retail - 3.7%	AutoZone, Inc. (a)	9,000	1,463,580
	The Gap, Inc.	116,000	1,506,840
	Limited Brands, Inc.	76,000	661,200
	Ross Stores, Inc.	42,000	1,506,960

			5,138,580

Textiles, Apparel & Luxury Goods -	Polo Ralph Lauren Corp.	23,000	971,750
0.7%

	Total Long-Term Investments
	(Cost - $162,217,565) - 100.0%		137,933,330

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Money Market
	Series, 1.17% (c)(d)(e)	1,320	1,320,000

	Total Short-Term Securities (Cost - $1,320,000) - 1.0%		1,320,000

	Total Investments (Cost - $163,537,565*) - 101.0%		139,253,330
	Liabilities in Excess of Other Assets - (1.0)%		(1,335,020)

	Net Assets - 100.0%		$137,918,310

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$169,714,729

Gross unrealized appreciation	$4,836,147
Gross unrealized depreciation	(35,297,546)

Net unrealized depreciation	$(30,461,399)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security was purchased with the cash proceeds from securities loans.

(d)	Represents the current yield as of report date.

3

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

(e)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	$1,320,000	$463

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	$137,933,330
Level 2	1,320,000
Level 3	-

Total	$139,253,330

4

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Certificates of Deposit - 3.0%

Bank of America, NA, 2.45%, 5/19/09	$3,000	$3,000,000
Chase Bank USA, NA, 0.52%, 7/15/09	2,000	2,000,000
State Street Bank & Trust Co., 0.94%, 5/12/09	2,000	2,000,000
U.S. Bank, NA, 0.50%, 4/23/09	2,000	2,000,000

Total Certificates of Deposit		9,000,000

Certificates of Deposit - Yankee (a) - 17.9%

BNP Paribas, NY, 0.63%, 4/17/09	1,500	1,500,000
BNP Paribas, NY, 1.01%, 5/19/09	2,000	2,000,000
BNP Paribas, NY, 0.87%, 6/02/09	1,500	1,500,000
BNP Paribas, NY, 2.29%, 6/08/09	3,100	3,100,000
BNP Paribas, NY, 0.87%, 6/12/09	2,000	2,000,000
BNP Paribas, NY, 1.17%, 7/08/09	2,000	2,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.81%, 4/29/09	2,500	2,500,019
Banco Bilbao Vizcaya Argentaria SA, NY, 0.87%, 5/13/09	3,000	3,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.97%, 7/01/09	3,150	3,150,079
Barclays Bank Plc, NY, 0.95%, 4/14/09	2,500	2,500,000
Barclays Bank Plc, NY, 0.93%, 4/23/09	2,000	2,000,000
DnB NOR Bank ASA, NY, 0.87%, 6/09/09	1,500	1,500,000
Mizuho Corporate Bank, NY, 0.50%, 4/17/09	2,000	2,000,000
Rabobank Nederland NV, NY, 0.75%, 6/09/09	2,000	2,000,000
Rabobank Nederland NV, NY, 0.85%, 8/03/09	2,500	2,500,000
Royal Bank of Scotland Group Plc, NY, 1.32%, 6/30/09	2,200	2,200,000
SanPaolo IMI SpA, NY, 0.90%, 5/13/09	2,000	2,000,000
Societe Generale, NY, 0.97%, 6/05/09	2,000	2,000,036
Societe Generale, NY, 1.60%, 6/17/09	2,000	2,000,000
Societe Generale, NY, 1.05%, 7/13/09	2,500	2,500,000
Svenska Handelsbanken, NY, 0.79%, 5/04/09	1,800	1,800,000
Svenska Handelsbanken, NY, 0.96%, 6/04/09	2,000	2,000,035
Svenska Handelsbanken, NY, 1%, 6/11/09	1,700	1,700,000
Toronto-Dominion Bank, NY, 2.50%, 6/09/09	1,150	1,150,000
Toronto-Dominion Bank, NY, 2.42%, 6/11/09	1,900	1,900,000
UBS AG, Stamford, 1.20%, 4/21/09	1,500	1,500,124

Total Certificates of Deposit - Yankee		54,000,293

Commercial Paper (b) - 46.2%

APRECO, LLC, 0.90%, 4/24/09	2,500	2,498,563
Atlantis One Funding Corp., 0.55%, 4/08/09	2,500	2,499,733
Atlantis One Funding Corp., 0.75%, 5/05/09	2,500	2,498,229
Atlantis One Funding Corp., 0.65%, 6/25/09	2,500	2,496,163
Barton Capital, LLC, 0.45%, 4/09/09	3,000	2,999,700
Barton Capital, LLC, 0.40% - 0.45%, 4/13/09	4,000	3,999,433
CAFCO, LLC, 0.42%, 4/13/09	1,600	1,599,776
CAFCO, LLC, 0.78%, 4/22/09	2,000	1,999,090
CAFCO, LLC, 0.80%, 4/23/09	1,800	1,799,120
CBA (Delaware) Finance, Inc., 0.70%, 4/08/09	2,000	1,999,728

1

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Commercial Paper

CHARTA, LLC, 0.92%, 6/22/09	$1,800	$1,796,228
CRC Funding, LLC, 0.80%, 4/24/09	2,500	2,498,722
CRC Funding, LLC, 0.90%, 5/15/09	3,000	2,996,700
Cancara Asset Securitisation LLC, 0.60%, 4/08/09	2,500	2,499,708
Chariot Funding LLC, 0.45%, 4/07/09	2,500	2,499,813
Ciesco, LLC, 0.78%, 4/22/09	2,000	1,999,090
Ciesco, LLC, 0.98%, 5/14/09	2,000	1,997,659
Clipper Receivables Co. LLC, 1.10%, 4/01/09	2,000	2,000,000
Danske Corp. (GTD), 0.60% - 0.82%, 4/14/09	4,600	4,598,868
Danske Corp. (GTD), 1.03%, 6/05/09	2,000	1,996,281
DnB NOR Bank ASA, 0.92%, 5/18/09	3,000	2,996,397
DnB NOR Bank ASA, 1%, 5/22/09	3,000	2,995,750
DnB NOR Bank ASA, 0.87%, 6/03/09	2,000	1,996,955
Enterprise Funding, LLC, 0.59%, 4/07/09	3,000	2,999,705
Enterprise Funding, LLC, 0.70%, 5/12/09	3,500	3,497,210
Erasmus Capital Corp., 0.75%, 5/12/09	2,000	1,998,292
Erasmus Capital Corp., 0.70%, 5/21/09	2,000	1,998,056
Gemini Securitization Corp. LLC, 0.60%, 4/07/09	1,500	1,499,850
Gemini Securitization Corp. LLC, 0.55%, 4/22/09	2,000	1,999,358
Govco LLC, 0.60%, 4/20/09	2,500	2,499,208
Govco LLC, 0.85%, 5/07/09	3,000	2,997,450
ING U.S. Funding LLC, 1.32%, 4/02/09	2,000	1,999,927
ING U.S. Funding LLC, 0.92%, 5/18/09	2,100	2,097,478
JPMorgan Chase Funding Inc., 0.60%, 5/07/09	1,000	999,400
Jupiter Securitization Co. LLC, 0.50%, 5/04/09	1,500	1,499,313
Jupiter Securitization Co. LLC, 0.52%, 5/06/09	1,500	1,499,242
Kitty Hawk Funding Corp., 0.65%, 4/27/09	1,500	1,499,296
Lloyds TSB Bank Plc, 1.32%, 4/01/09	2,000	2,000,000
Manhattan Asset Funding Co. LLC, 1.40%, 4/02/09	2,500	2,499,903
Mont Blanc Capital Corp., 0.57%, 4/03/09	2,000	1,999,937
Nieuw Amsterdam Receivables Corp., 0.80%, 4/06/09	2,500	2,499,722
Nieuw Amsterdam Receivables Corp., 1.10%, 6/04/09	2,000	1,996,089
Ranger Funding Co. LLC, 0.70%, 5/08/09	4,000	3,997,122
Santander Central Hispano Finance Inc., 1.65%, 8/03/09	2,000	1,988,633
Societe Generale North America, Inc., 0.62%, 4/14/09	2,000	1,999,552
Societe Generale North America, Inc., 1.02%, 5/12/09	1,305	1,303,484
Societe Generale North America, Inc., 1.39%, 7/07/09	2,000	1,992,509
Solitaire Funding LLC, 0.60%, 4/15/09	2,500	2,499,417
Solitaire Funding LLC, 0.55%, 4/27/09	3,000	2,998,808
Surrey Funding Corp., 0.57%, 4/20/09	2,000	1,999,398
Surrey Funding Corp., 0.60%, 5/06/09	2,000	1,998,833
Tempo Finance Corp., 0.70%, 5/05/09	3,000	2,998,017
Tempo Finance Corp., 0.70%, 5/22/09	2,100	2,097,918
Toyota Motor Credit Corp., 1.15%, 4/15/09	4,000	3,998,211
UBS Finance (Delaware), LLC, 1.30%, 4/30/09	5,000	4,994,764

2

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

Commercial Paper

UBS Finance (Delaware), LLC, 1.11%, 5/22/09	$2,000	$1,996,855
Victory Receivables Corp., 0.75%, 5/05/09	2,500	2,498,229
Victory Receivables Corp., 0.75%, 6/08/09	2,903	2,898,887

Total Commercial Paper		139,601,779

Corporate Notes (c) - 5.1%

Bank of Montreal, Chicago, 1.008%, 10/05/09 (d)	2,600	2,600,000
HSBC USA Inc., 1.56%, 10/15/09	485	485,000
ING Bank, NV, 1.569%, 8/24/09 (d)	1,550	1,550,000
ING USA Global Funding VI, 1.751%, 9/18/09	760	760,000
Lloyds Banking Group Plc, 1.541%, 8/07/09 (d)	2,100	2,100,000
Nordea Bank AB, 1.509%, 10/23/09 (d)	1,950	1,950,000
Rabobank Nederland NV, 0.561%, 7/07/09 (d)	3,100	3,100,000
U.S. Bank, NA, 1.349%, 8/24/09	550	547,009
Wachovia Bank, NA, 1.825%, 8/04/09	1,750	1,750,000
Wells Fargo & Co., 1.397%, 9/23/09	550	546,948

Total Corporate Notes		15,388,957

Funding Agreements (c)(e) - 3.0%

Jackson National Life Insurance Co., 0.997%, 5/01/09	9,000	9,000,000

Total Funding Agreements		9,000,000

U.S. Government Agency & Instrumentality Obligations - 18.1%

Fannie Mae Discount Notes, 2%, 5/14/09 (b)	1,300	1,296,894
Fannie Mae Discount Notes, 1.30%, 6/22/09 (b)	2,000	1,994,078
Fannie Mae Discount Notes, 0.60%, 9/08/09 (b)	2,000	1,994,667
Fannie Mae Discount Notes, 0.62%, 9/25/09 (b)	2,000	1,993,903
Fannie Mae Variable Rate Notes, 1.184%, 8/05/10 (c)	1,645	1,644,194
Federal Home Loan Bank Discount Notes, 0.56%, 8/05/09 (b)	2,400	2,395,296
Federal Home Loan Bank Discount Notes, 0.59%, 8/12/09 (b)	1,400	1,396,948
Federal Home Loan Bank Discount Notes, 0.58%, 8/17/09 (b)	3,500	3,492,218
Federal Home Loan Bank Discount Notes, 0.60%, 8/21/09 (b)	1,000	997,633
Federal Home Loan Bank Discount Notes, 0.595%, 9/09/09 (b)	2,000	1,994,678
Federal Home Loan Bank Variable Rate Notes, 0.482%, 8/13/09 (c)	1,700	1,700,000
Federal Home Loan Bank Variable Rate Notes, 0.461%, 8/14/09 (c)	2,525	2,524,907
Federal Home Loan Bank Variable Rate Notes, 0.72%, 2/05/10 (c)	1,740	1,740,000
Federal Home Loan Bank Variable Rate Notes, 0.805%, 2/26/10 (c)	1,795	1,795,000
Federal Home Loan Bank Variable Rate Notes, 1.248%, 7/09/10 (c)	3,280	3,279,163
Freddie Mac Discount Notes, 0.52%, 7/20/09 (b)	2,000	1,996,822
Freddie Mac Discount Notes, 0.59%, 8/24/09 (b)	4,000	3,990,494
Freddie Mac Discount Notes, 0.60%, 9/01/09 (b)	2,000	1,994,900
Freddie Mac Discount Notes, 0.62%, 9/14/09 (b)	2,000	1,994,282
Freddie Mac Discount Notes, 0.61%, 9/15/09 (b)	5,000	4,985,851
Freddie Mac Variable Rate Notes, 0.453%, 9/28/09 (c)	2,755	2,754,663
Freddie Mac Variable Rate Notes, 1.06%, 7/14/10 (c)	2,000	1,999,103
Freddie Mac Variable Rate Notes, 1.229%, 8/24/10 (c)	1,430	1,430,086
Freddie Mac Variable Rate Notes, 1.244%, 9/03/10 (c)	3,145	3,144,102

Total U.S. Government Agency & Instrumentality Obligations		54,529,882

3

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

U.S. Government Obligations (f) - 5.5%

U.S. Treasury Bills, 0.30%, 5/15/09	$2,400	$2,399,121
U.S. Treasury Bills, 0.325%, 5/21/09	1,700	1,699,233
U.S. Treasury Bills, 0.30%, 5/28/09	1,800	1,799,145
U.S. Treasury Bills, 0.33%, 6/04/09	3,500	3,497,947
U.S. Treasury Bills, 0.395%, 7/02/09	1,000	998,991
U.S. Treasury Bills, 0.39%, 8/06/09	1,900	1,897,386
U.S. Treasury Bills, 0.445%, 8/13/09	3,500	3,494,203
U.S. Treasury Bills, 0.49%, 8/27/09	1,000	997,984

Total U.S. Government Obligations		16,784,010

Repurchase Agreements - 2.2%

Deutsche Bank Securities, Inc., purchased on 3/31/09 to yield 0.19% to 4/01/09, repurchase
price $6,583,035, collateralized by Fannie Mae, 4.75% due 3/05/12	6,583	6,583,000

Total Repurchase Agreements		6,583,000

Total Investments (Cost - $304,887,921*) - 101.0%		304,887,921
Liabilities in Excess of Other Assets - (1.0)%		(3,108,108)

Net Assets - 100.0%		$301,779,813

*	Cost for federal income tax purposes.

(a)	Issuer is a branch of foreign domiciled bank.

(b)	The interest rates shown reflect discount rates paid at the time of purchase.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owned can be recovered through demand.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted security as to resale, representing 3.0% of net assets were as follows:

	Acquisition
Issue	Date	Cost	Value

Jackson National Life Insurance Co., 0.997%,
5/01/09	5/01/08	$9,000,000	$9,000,000

(f)	US Treasury Bills are traded on a discount basis. Rates shown are the range of discount rates at the time of purchase.

•	The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

4

BlackRock Series Fund, Inc. - BlackRock Money Market Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation	Investments in
	Inputs	Securities

		Assets

Level 1		-
Level 2		$304,887,921
Level 3		-

Total		$304,887,921

5

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

ACE Securities Corp. Series 2003-OP1 Class A2,
0.882%, 12/25/33 (a)	USD	23	$9,000
ACE Securities Corp. Series 2005-ASP1 Class
M1, 1.202%, 9/25/35 (a)		450	45,000
American Express Issuance Trust Series 2008-2
Class A, 4.02%, 1/18/11		865	859,708
Bear Stearns Asset Backed Securities Trust
Series 2005-4 Class A, 0.852%, 1/25/36 (a)		86	76,027
Bear Stearns Asset Backed Securities Trust Series
2005 HE10 Class A2, 0.812%, 11/25/35 (a)		195	186,719
Bear Stearns Asset Backed Securities Trust Series
2005-SD1 Class 1A2, 0.822%, 7/25/27 (a)		303	250,948
Bear Stearns Asset Backed Securities Trust Series
2006 HE8 Class 1A1, 0.592%, 10/25/36 (a)		171	158,956
Chase Issuance Trust Series 2007-A17 Class A,
5.12%, 10/15/14		700	704,354
Chase Issuance Trust Series 2008-A9 Class A9,
4.26%, 5/15/13		250	249,096
Countrywide Asset Backed Certificates Series
2003-2 Class M1, 1.571%, 6/26/33 (a)		84	14,452
Countrywide Asset Backed Certificates Series
2003-BC3 Class A2, 1.142%, 9/25/33 (a)		37	20,495
Countrywide Asset Backed Certificates Series
2004-5 Class A, 0.972%, 10/25/34 (a)		77	39,724
Countrywide Asset Backed Certificates Series
2004-13 Class AF4, 4.583%, 1/25/33 (a)		529	380,070
Daimler Chrysler Auto Trust Series 2006-B
Class A3, 5.33%, 8/08/10		155	155,730
Daimler Chrysler Auto Trust Series 2006-D
Class A3, 4.98%, 2/08/11		426	427,546
First Franklin Mortgage Loan Asset Backed
Certificates Series 2005-FF10 Class A6, 0.872%,
11/25/35 (a)		389	222,905
Ford Credit Auto Owner Trust Series 2006-C
Class A3, 5.16%, 11/15/10		792	795,613
Honda Auto Receivables Owner Trust Series
2006-3 Class A3, 5.12%, 10/15/10		316	318,529
Irwin Home Equity Corp. Series 2005-C Class
1A1, 0.782%, 4/25/30 (a)		69	62,964
JPMorgan Mortgage Acquisition Corp. Series
2006-HE3 Class A2, 0.542%, 11/25/36 (a)		125	115,057
Lehman XS Trust Series 2005-5N Class 3A2,
0.882%, 11/25/35 (a)		372	97,256
Long Beach Mortgage Loan Trust Series 2006-
11 Class 2A1, 0.582%, 12/25/36 (a)		198	162,356
Morgan Stanley ABS Capital I Series 2005-HE1
Class A2MZ, 0.822%, 12/25/34 (a)		35	18,876
New Century Home Equity Loan Trust Series
2005-2 Class A2MZ, 0.782%, 6/25/35 (a)		103	78,423

1

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Option One Mortgage Loan Trust Series 2003-4
Class A2, 0.842%, 7/25/33 (a)	USD	116	$52,286
Park Place Securities, Inc. Series 2005-WCH1
Class A1B, 0.822%, 1/25/35 (a)		33	31,667
Park Place Securities, Inc. Series 2005-WCH1
Class A3D, 0.862%, 1/25/35 (a)		29	26,642
RAAC Series 2005-SP2 Class 2A, 0.822%,
6/25/44 (a)		433	211,027
Residential Asset Mortgage Products, Inc. Series
2005-RS3 Class AI2, 0.692%, 3/25/35 (a)		46	43,770
Residential Asset Securities Corp. Series 2003-
KS5 Class AIIB, 1.102%, 7/25/33 (a)		47	23,556
SLM Student Loan Trust Series 2002-1 Class A2,
1.269%, 4/25/17 (a)		373	362,294
SLM Student Loan Trust Series 2005-4 Class A2,
1.239%, 4/26/21		250	241,627
SLM Student Loan Trust Series 2008-5 Class A2,
2.259%, 10/25/16 (a)		920	899,697
SLM Student Loan Trust Series 2008-5 Class A3,
2.459%, 1/25/18 (a)		230	224,639
SLM Student Loan Trust Series 2008-5 Class A4,
2.859%, 7/25/23 (a)		630	595,466
Structured Asset Securities Corp. Series 2004-
23XS Class 2A1, 0.822%, 1/25/35 (a)		144	66,599
Structured Asset Securities Corp. Series 2006-
BC3 Class A2, 0.572%, 10/25/36 (a)		290	253,435
USAA Auto Owner Trust Series 2006-4 Class A3,
5.01%, 6/15/11		384	387,800
USAA Auto Owner Trust Series 2006-4 Class A4,
4.98%, 10/15/12		775	789,745

Total Asset-Backed Securities - 10.4%			9,660,054

US Government & Agency Obligations

Fannie Mae, 2.875%, 10/12/10		1,165	1,197,268
Fannie Mae, 1.75%, 3/23/11		1,380	1,388,880
Fannie Mae, 2%, 1/09/12		1,120	1,131,290
Fannie Mae, 2.875%, 12/11/13		1,000	1,022,231
Fannie Mae, 2.75%, 2/05/14		975	989,316
Fannie Mae, 2.75%, 3/13/14		1,800	1,821,487
Federal Home Loan Bank of Chicago, 5.625%,		550	536,931
6/13/16
Federal Home Loan Banks, 5.375%, 5/15/19 (b)		1,230	1,350,194
Freddie Mac, 5.875%, 3/21/11		745	782,269
Freddie Mac, 2.125%, 3/23/12		750	755,683
Freddie Mac, 5.75%, 6/27/16		560	583,720
U.S. Treasury Bonds, 8.125%, 8/15/19		1,400	2,030,000
U.S. Treasury Notes, 2.75%, 2/15/19		2,915	2,930,945
U.S. Treasury Notes, 4.50%, 5/15/38		170	198,475

Total US Government & Agency
Obligations - 18.0%			16,718,689

2

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

US Government Agency Mortgage- Backed Securities		Par (000)	Value

Fannie Mae Guaranteed Pass-Through
Certificates:
4.00%, 4/01/24 (c)	USD	1,200	$1,219,874
4.50%, 12/01/18 - 4/15/39 (c)		6,917	7,096,963
4.852%, 8/01/38 (a)		680	694,059
5.00%, 4/15/24 - 4/15/39 (c)		17,711	18,291,391
5.50%, 7/01/22 - 5/15/39 (c)		4,000	4,161,311
5.57%, 4/01/37 (a)		523	541,385
6.00%, 2/01/17 - 4/15/39 (c)		2,783	2,910,132
6.50%, 8/01/32 - 5/15/39 (c)		847	892,802
7.00%, 2/01/16		48	50,654
Freddie Mac Mortgage Participation
Certificates:
4.50%, 10/01/34 - 4/01/39 (c)		1,879	1,920,466
5.00%, 4/15/39 (c)		1,400	1,443,750
5.05%, 4/01/38 (a)		604	620,237
5.50%, 2/01/35 - 4/15/39 (c)		4,441	4,607,832
5.867%, 4/01/37 (a)		413	429,882
6.00%, 6/01/35		280	293,320
7.00%, 1/01/32 - 9/01/32		141	152,045
Ginnie Mae MBS Certificates:
4.50%, 4/15/39 - 5/15/39 (c)		5,400	5,513,905
5.00%, 4/21/39 (c)		1,000	1,034,375
5.50%, 5/20/36 - 5/15/39 (c)		566	588,020
6.00%, 5/21/38 - 5/15/39 (c)		2,700	2,809,688
6.50%, 6/15/31 - 1/15/35		581	612,188
7.00%, 12/15/30 - 11/15/33		531	568,366

Total US Government Agency Mortgage-Backed
Securities - 60.6%			56,452,645

US Government Agency Mortgage-Backed
Securities Collateralized Mortgage Obligations

Fannie Mae Trust Series 360 Class 2, 5%,
8/01/35 (d)		811	92,160
Fannie Mae Trust Series 378 Class 4, 5%,
7/01/36 (d)		1,085	116,485
Fannie Mae Trust Series 387 Class 5, 5%,
3/25/38 (d)		232	30,402
Fannie Mae Trust Series 2004-25 Class PA,
5.50%, 10/25/30		331	338,749
Fannie Mae Trust Series 2007-30 Class WI,
6.371%, 4/25/37 (d)		1,841	146,451
Fannie Mae Trust Series 2008-2 Class SA,
5.881%, 2/25/38 (d)		940	79,003
Freddie Mac Multiclass Certificates Series
3020 Class MA, 5.50%, 4/15/27		525	537,203
Freddie Mac Multiclass Certificates Series
3067 Class PG, 5.50%, 6/15/25		312	317,933
Freddie Mac Multiclass Certificates Series
3068 Class VA, 5.50%, 10/15/16		309	322,961

3

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations		Par (000)	Value

	Freddie Mac Multiclass Certificates Series
	3087 Class VA, 5.50%, 3/15/15	USD	851	$882,467
	Freddie Mac Multiclass Certificates Series
	3137 Class XP, 6%, 4/15/36		499	527,642
	Freddie Mac Multiclass Certificates Series
	3171 Class ST, 6.152%, 6/15/36 (d)		1,552	129,205
	Freddie Mac Multiclass Certificates Series
	3218 Class SA, 6.237%, 9/15/36 (d)		737	57,634
	Freddie Mac Multiclass Certificates Series
	3501 Class SC, 5.444%, 1/15/39 (d)		528	36,126
	Freddie Mac Multiclass Certificates Series
	3501 Class SJ, 6.044%, 1/15/39 (d)		528	40,208
	Ginnie Mae Trust Series 2007-59 Class SC,
	6.03%, 7/20/37 (d)		1,204	78,059
	Ginnie Mae Trust Series 2007-67 Class SI,
	6.04%, 11/20/37 (d)		727	45,361
	Ginnie Mae Trust Series 2007-72 Class US,
	6.08%, 11/20/37 (d)		1,914	110,945

	Total US Government Agency Mortgage-Backed
	Securities - Collateralized Mortgage
	Obligations - 4.2%			3,888,994

	Non-US Government Agency Mortgage-
	Backed Securities

Collateralized Mortgage	Bear Stearns Adjustable Rate Mortgage Trust Series
Obligations - 10.6%	2005-4 Class 3A1, 5.37%, 8/25/35 (a)		3,001	1,939,824
	Bear Stearns Adjustable Rate Mortgage Trust Series
	2006-2 Class 2A1, 5.65%, 7/25/36 (a)		969	494,575
	Citigroup Mortgage Loan Trust, Inc. Series
	2005-4 Class A, 5.343%, 8/25/35 (a)(e)		734	599,091
	Citimortgage Alternative Loan Trust Series
	2007-A8 Class A1, 6%, 10/25/37		728	338,202
	Countrywide Alternative Loan Trust Series
	2006-01A0 Class 1A1, 2.593%, 8/25/46 (a)		1	399
	Countrywide Alternative Loan Trust Series
	2006-OC10 Class 2A1, 0.612%, 11/25/36 (a)		209	183,200
	Countrywide Home Loan Mortgage Pass-Through Trust
	Series 2006-0A5 Class 2A1, 0.722%, 4/25/46 (a)		147	52,420
	Countrywide Home Loan Mortgage Pass-Through Trust
	Series 2006-0A5 Class 3A1, 0.722%, 4/25/46 (a)		285	114,095
	Countrywide Home Loan Mortgage Pass-Through Trust
	Series 2007-16 Class A1, 6.503%, 10/25/37		411	227,386
	Countrywide Home Loan Mortgage Pass-Through Trust
	Series 2007-J3 Class A10, 6%, 7/25/37		553	253,205
	Credit Suisse Mortgage Capital Certificates
	Series 2006-8 Class 3A1, 6%, 10/25/21		202	114,481
	First Horizon Asset Securities, Inc. Series 2005-
	AR3 Class 3A1, 5.504%, 8/25/35 (a)		168	120,678

4

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-US Government Agency Mortgage-Backed Securities		Par (000)	Value

	GSR Mortgage Loan Trust Series 2005-AR4
	Class 6A1, 5.25%, 7/25/35 (a)	USD	1,108	$711,266
	Impac Secured Assets CMN Owner Trust Series
	2004-3 Class 1A4, 1.322%, 11/25/34 (a)		81	37,651
	Impac Secured Assets CMN Owner Trust Series
	2004-3 Class M1, 1.422%, 11/25/34 (a)		500	72,249
	JPMorgan Mortgage Trust Series 2006-S2 Class
	2A2, 5.875%, 7/25/36		68	49,309
	JPMorgan Mortgage Trust Series 2007-S1 Class
	1A2, 5.50%, 3/25/22		69	51,543
	Luminent Mortgage Trust Series 2006-7 Class
	1A1, 0.702%, 12/25/36 (a)		622	200,045
	Residential Accredit Loans, Inc. Series 2006-
	Q02 Class A1, 0.742%, 2/25/46 (a)		217	90,528
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-3 Class 2A1, 5.733%, 4/25/37 (a)		793	404,425
	Structured Asset Securities Corp. Series 2005-
	GEL2 Class A, 0.802%, 4/25/35 (a)		49	41,018
	Structured Asset Securities Corp. Series 2005-
	OPT1 Class A4M, 0.872%, 11/25/35 (a)		153	98,370
	WaMu Mortgage Pass-Through Certificates Series
	2006-AR18 Class 1A1, 5.307%, 1/25/37 (a)		500	241,617
	WaMu Mortgage Pass-Through Certificates Series
	2007-HY3 Class 1A1, 5.618%, 3/25/37 (a)		2,100	1,025,884
	WaMu Mortgage Pass-Through Certificates Series
	2007-0A4 Class 1A, 2.403%, 5/25/47 (a)		177	66,884
	WaMu Mortgage Pass-Through Certificates Series
	2007-0A5 Class 1A, 2.383%, 6/25/47 (a)		156	54,736
	Wells Fargo Mortgage Backed Securities Trust
	Series 2005-AR15 Class 2A1, 5.114%,
	9/25/35 (a)		1,076	826,581
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR2 Class 2A5, 5.077%, 3/25/36 (a)		1,035	592,672
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR3 Class A4, 5.705%, 3/25/36 (a)		943	524,627
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR12 Class 2A1, 6.096%, 9/25/36 (a)		229	143,996
	Wells Fargo Mortgage Backed Securities Trust Series
	2006-AR17 Class A1, 5.327%, 10/25/36 (a)		398	220,027

				9,890,984

Commercial Mortgage-Backed	Bank of America Commercial Mortgage, Inc.
Securities - 17.3%	Series 2001-1 Class B, 6.674%, 4/15/36		840	837,367
	Bank of America Commercial Mortgage, Inc.
	Series 2003-2 Class A3, 4.873%, 3/11/41 (a)		755	678,953
	Bear Stearns Commercial Mortgage Securities Series
	1998-C1 Class A2, 6.44%, 6/16/30		22	21,700
	Bear Stearns Commercial Mortgage Securities Series
	2005-PWR8 Class A4, 4.674%, 6/11/41		750	590,200

5

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-US Government Agency Mortgage-Backed Securities		Par (000)	Value

Bear Stearns Commercial Mortgage Securities
Series 2006-PW11 Class A4, 5.456%,
3/11/39 (a)	USD	825	$683,858
CS First Boston Mortgage Securities Corp.
Series 2002-CP5 Class A1, 4.106%, 12/15/35		271	262,393
Chase Commercial Mortgage Securities Corp.
Series 1999-2 Class A2, 7.198%, 1/15/32		611	614,188
Citigroup Commercial Mortgage Trust Series
2006-C5 Class A4, 5.431%, 10/15/49		100	69,216
Citigroup Commercial Mortgage Trust Series
2007-C6 Class AM, 5.70%, 12/10/49 (a)		275	112,516
Citigroup Commercial Mortgage Trust Series
2008-C7 Class A4, 6.096%, 12/10/49 (a)		430	318,782
Citigroup/Deutsche Bank Commercial Mortgage
Trust Series 2007-CD5 Class A4, 5.886%,
11/15/44 (a)		275	196,848
Commercial Mortgage Pass-Through
Certificates Series 2004-LB3A Class A3, 5.09%,
7/10/37 (a)		325	294,745
First Union National Bank Commercial Mortgage
Series 1999-C4 Class E, 7.942%, 12/15/31 (a)(e)		745	718,302
GMAC Commercial Mortgage Securities, Inc.
Series 2000-C3 Class A2, 6.957%, 9/15/35		804	815,776
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1 Class B, 6.67%, 4/15/34 (a)		690	658,275
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3 Class A3, 4.646%, 4/10/40		850	762,610
GS Mortgage Securities Corp. II Series 2006-
GG6 Class A2, 5.506%, 4/10/38 (a)		700	638,105
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A4, 4.755%, 6/10/36		900	859,087
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5 Class AJ, 5.301%,
4/10/37 (a)		225	89,099
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4, 5.915%, 7/10/38 (a)		1,390	1,008,635
JPMorgan Chase Commercial Mortgage Securities
Corp. Series 2001-CIB2 Class A3, 6.429%, 4/15/35		735	729,792
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2007-LD1 Class A2,
5.804%, 6/15/49 (a)		275	219,497
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2007-LD12 Class A2,
5.827%, 2/15/51		225	189,660
LB-UBS Commercial Mortgage Trust Series 2000-
C3 Class A2, 7.95%, 5/15/25 (a)		680	688,699
LB-UBS Commercial Mortgage Trust Series 2005-
C3 Class A5, 4.739%, 7/15/30		600	461,418

6

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-US Government Agency Mortgage-Backed Securities		Par (000)	Value

	LB-UBS Commercial Mortgage Trust Series 2006-
	C1 Class A4, 5.156%, 2/15/31	USD	635	$484,344
	LB-UBS Commercial Mortgage Trust Series 2007-
	C2 Class A3, 5.43%, 2/15/40		500	333,649
	LB-UBS Commercial Mortgage Trust Series 2007-
	C7 Class A2, 5.588%, 9/15/45		745	592,331
	Morgan Stanley Capital I Series 2006-IQ12 Class
	A4, 5.332%, 12/15/43		300	220,150
	Morgan Stanley Capital I Series 2007-HQ12
	Class A2, 5.632%, 4/12/49 (a)		100	83,184
	Wachovia Bank Commercial Mortgage Trust Series
	2005-C20 Class A6A, 5.11%, 7/15/42 (a)		680	537,333
	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21 Class A3, 5.210%, 10/15/44 (a)		310	286,518
	Wachovia Bank Commercial Mortgage Trust Series
	2006-C26 Class A3, 6.011%, 6/15/45 (a)		645	485,096
	Wachovia Bank Commercial Mortgage Trust Series
	2006-C28 Class AJ, 5.632%, 10/15/48 (a)		80	20,728
	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29 Class AJ, 5.368%, 11/15/48 (a)		80	19,769
	Wachovia Bank Commercial Mortgage Trust Series
	2007-C33 Class A4, 5.903%, 2/15/51 (a)		850	521,539

				16,104,362

	Total Non-US Government Agency Mortgage-
	Backed Securities - 27.9%			25,995,346

Industry	Corporate Bonds

Aerospace & Defense - 0.1%	Honeywell International, Inc., 5.70%, 3/15/36		55	53,378
	L-3 Communications Corp., 5.875%, 1/15/15		30	27,825
	L-3 Communications Corp. Series B, 6.375%,
	10/15/15		7	6,598

				87,801

Air Freight & Logistics - 0.6%	United Parcel Service, Inc., 3.875%, 4/01/14		600	601,468
	United Parcel Service, Inc., 6.20%, 1/15/38		15	15,262

				616,730

Airlines - 0.2%	American Airlines, Inc. Series 2003-1, 3.857%,
	1/09/12		84	73,866
	Continental Airlines, Inc. Series 2002-1,
	6.563%, 8/15/13		140	118,300

				192,166

Capital Markets - 1.9%	The Bear Stearns Cos., Inc., 1.489%, 7/19/10 (a)		145	142,878
	The Bear Stearns Cos., Inc., 6.95%, 8/10/12		95	96,745
	Goldman Sachs Capital II, 5.793% (a)(f)		175	72,860
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13		550	513,587
	Lehman Brothers Holdings, Inc., 5.625%,
	1/24/13 (g)(h)		270	32,400
	Lehman Brothers Holdings, Inc., 6.50%,
	7/19/17 (g)(h)		150	15
	Lehman Brothers Holdings, Inc., 6.75%,
	12/28/17 (g)(h)		325	33

7

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Lehman Brothers Holdings, Inc. Series MTN,
	7%, 9/27/27 (g)(h)	USD	165	$21,038
	Morgan Stanley, 1.399%, 1/09/12 (a)		200	160,516
	Morgan Stanley Series F, 5.55%, 4/27/17		460	409,328
	UBS AG, 5.75%, 4/25/18		400	334,582

				1,783,982

Chemicals - 0.1%	Huntsman International LLC, 7.875%, 11/15/14		90	36,900
	Huntsman International LLC, 7.375%, 1/01/15		45	18,450
	PolyOne Corp., 8.875%, 5/01/12		75	32,625

				87,975

Commercial Banks - 1.8%	Corporacion Andina de Fomento, 6.875%, 3/15/12		220	216,760
	Eksportfinans A/S, 5.50%, 5/25/16		300	321,145
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		875	884,565
	Royal Bank of Scotland Group Plc, 6.99% (a)(e)(f)		145	63,800
	Wachovia Bank NA, 6.60%, 1/15/38		305	241,211

				1,727,481

Computers & Peripherals - 0.4%	International Business Machines Corp., 5.70%,
	9/14/17		325	336,658

Consumer Finance - 0.2%	SLM Corp., 1.299%, 7/27/09 (a)		125	120,434
	SLM Corp., 5.40%, 10/25/11		180	111,600

				232,034

Diversified Financial	Bank of America Corp., 4.875%, 9/15/12		225	203,069
Services - 5.7%	Bank of America Corp., 6%, 9/01/17		60	51,070
	Bank of America Corp., 5.75%, 12/01/17		180	151,161
	Citigroup, Inc., 5.625%, 8/27/12		430	313,182
	General Electric Capital Corp., 1.80%, 3/11/11		1,500	1,503,991
	General Electric Capital Corp., 6.15%, 8/07/37		305	225,553
	General Electric Capital Corp., 6.375%,
	11/15/67 (a)		275	133,535
	General Electric Capital Corp. Series A, 5%,
	12/01/10 (b)		1,375	1,364,446
	JPMorgan Chase & Co, 1.65%, 2/23/11		950	953,982
	JPMorgan Chase Bank NA, 6%, 7/05/17		450	430,491

				5,330,480

Diversified Telecommunication	AT&T, Inc., 6.50%, 9/01/37		475	428,650
Services - 1.4%	AT&T, Inc., 6.55%, 2/15/39		100	90,698
	GTE Corp., 6.84%, 4/15/18		270	267,382
	Qwest Communications International, Inc.,
	7.50%, 2/15/14		60	51,900
	Qwest Communications International, Inc.
	Series B, 7.50%, 2/15/14		25	21,625
	Verizon Communications, Inc., 8.75%,
	11/01/18		400	457,672

				1,317,927

Electric Utilities - 0.5%	Florida Power & Light Co., 5.95%, 2/01/38		225	227,466
	Florida Power Corp., 6.40%, 6/15/38		75	78,357
	Sierra Pacific Power Co., 6%, 5/15/16		190	178,603

				484,426

8

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Energy Equipment &	Halliburton Co., 6.15%, 9/15/19	USD	40	$40,645
Services - 0.1%	Halliburton Co., 7.45%, 9/15/39		60	60,067

				100,712

Food Products - 0.4%	Kraft Foods, Inc., 6.50%, 8/11/17		330	339,814

Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		20	15,900
Leisure - 0.2%	Harrah’s Operating Co., Inc., 10%, 12/15/18 (e)		51	15,300
	Wendy’s International, Inc., 6.25%, 11/15/11		190	172,900

				204,100

Household Durables - 1.2%	Centex Corp., 4.55%, 11/01/10		140	127,400
	Centex Corp., 5.125%, 10/01/13		170	134,300
	DR Horton, Inc., 6.875%, 5/01/13		275	231,000
	DR Horton, Inc., 5.625%, 9/15/14		80	62,800
	KB Home, 6.375%, 8/15/11		240	216,000
	Lennar Corp. Series B, 5.60%, 5/31/15		130	92,625
	Pulte Homes, Inc., 5.20%, 2/15/15		95	75,169
	Ryland Group, Inc., 5.375%, 5/15/12		85	73,950
	Toll Brothers Finance Corp., 4.95%, 3/15/14		80	67,906

				1,081,150

IT Services - 0.3%	First Data Corp., 9.875%, 9/24/15		200	117,000
	Sabre Holdings Corp., 6.35%, 3/15/16		360	136,800

				253,800

Independent Power Producers &	TXU Corp., 5.55%, 11/15/14		355	132,091
Energy Traders - 0.3%	Texas Competitive Electric Holdings Co LLC
	Series B, 10.25%, 11/01/15		220	110,000

				242,091

Insurance - 0.9%	American International Group, Inc., 6.25%, 5/01/36		195	68,427
	Hartford Life Global Funding Trusts, 1.50%,
	6/16/14		550	347,648
	Metropolitan Life Global Funding I, 5.125%,
	4/10/13 (e)		425	388,149

				804,224

Internet & Catalog Retail - 0.3%	Expedia, Inc., 7.456%, 8/15/18		300	252,000

Media - 3.2%	Cablevision Systems Corp. Series B, 8.334%,
	4/01/09 (a)		155	155,000
	Comcast Cable Communications Holdings,
	Inc., 8.375%, 3/15/13		600	641,657
	Comcast Corp., 6.50%, 1/15/17		255	252,428
	Comcast Corp., 6.45%, 3/15/37		225	196,571
	Cox Communications, Inc., 7.125%, 10/01/12		135	134,390
	Cox Communications, Inc., 8.375%,
	3/01/39 (e)		200	187,650
	News America, Inc., 6.40%, 12/15/35		200	148,168
	News America, Inc., 6.75%, 1/09/38		120	121,082
	Time Warner Cable, Inc., 6.20%, 7/01/13		225	219,035
	Time Warner Cable, Inc., 5.85%, 5/01/17		275	246,536
	Time Warner Cos., Inc., 9.125%, 1/15/13		405	425,465
	Viacom, Inc., 5.75%, 4/30/11		275	267,894

				2,995,876

9

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Multi-Utilities - 0.1%	Xcel Energy, Inc., 6.50%, 7/01/36	USD	90	$79,885

Multiline Retail - 0.3%	Macys Retail Holdings, Inc., 5.35%, 3/15/12		130	102,044
	Target Corp., 6%, 1/15/18		150	150,653

				252,697

Oil, Gas & Consumable	Anadarko Petroleum Corp., 5.95%, 9/15/16		285	245,465
Fuels - 2.3%	BP Capital Markets Plc, 3.125%, 3/10/12		400	401,647
	Canadian Natural Resources, Ltd., 6.25%, 3/15/38		125	96,281
	ConocoPhillips, 6.50%, 2/01/39		75	73,161
	Devon Financing Corp. ULC, 7.875%, 9/30/31		100	102,180
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		190	181,450
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		250	215,988
	Motiva Enterprises LLC, 5.20%, 9/15/12 (e)		135	139,791
	Sabine Pass LNG LP, 7.50%, 11/30/16		135	90,450
	Shell International Finance B.V., 4%, 3/21/14		450	456,314
	Tennessee Gas Pipeline Co., 7%, 10/15/28		35	29,773
	XTO Energy, Inc., 6.75%, 8/01/37		175	159,270

				2,191,770

Pharmaceuticals - 2.3%	Abbott Laboratories, 5.125%, 4/01/19		215	216,232
	Eli Lilly & Co., 3.55%, 3/06/12		190	194,118
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		250	260,100
	Novartis Securities Investment Ltd., 5.125%,
	2/10/19		255	258,907
	Pfizer, Inc., 5.35%, 3/15/15		600	633,028
	Roche Holdings, Inc., 3.249%, 2/25/11 (a)(e)		95	94,831
	Roche Holdings, Inc., 5%, 3/01/14 (e)		400	409,411
	Wyeth, 6%, 2/15/36		90	83,987

				2,150,614

Road & Rail - 0.1%	The Hertz Corp., 8.875%, 1/01/14		85	51,531

Software - 0.2%	Oracle Corp., 5.75%, 4/15/18		180	187,851

Trading Companies &	United Rentals North America, Inc., 6.50%, 2/15/12		260	208,000
Distributors - 0.2%

Wireless Telecommunication	Vodafone Group Plc, 6.15%, 2/27/37		100	94,288
Services - 0.1%

	Total Corporate Bonds - 25.4%			23,688,063

	Foreign Government Obligations

	Bundesrepublik Deutschland Series 05, 4%,
	1/04/37	EUR	275	369,586
	Bundesrepublik Deutschland Series 07, 4.25%,
	7/04/39		150	212,822
	Mexico Government International Bond,
	6.375%, 1/16/13	USD	130	137,150

	Total Foreign Government Obligations - 0.8%			719,558

	Preferred Securities

	Capital Trusts

Capital Markets - 0.2%	Credit Suisse Guernsey Ltd., 5.86% (a)(f)		430	159,357
	Lehman Brothers Holdings Capital Trust VII,
	5.857% (a)(f)(g)(h)		55	6

				159,363

10

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Capital Trusts		Par (000)	Value

Commercial Banks - 0.4%	BAC Capital Trust VI, 5.625%, 3/08/35	USD	150	$63,768
	Barclays Bank Plc, 7.434% (a)(e)(f)		125	51,929
	Barclays Bank Plc, 8.55% (a)(e)(f)		290	104,400
	Wells Fargo & Co. Series K, 7.98% (a)(f)		285	133,950

				354,047

Diversified Financial	Bank of America Corp. Series K, 8% (a)(f)		85	34,042
Services - 0.7%	JPMorgan Chase & Co., 7.90% (a)(f)		625	401,650
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37		380	251,663

				687,355

Insurance - 0.5%	American International Group, Inc., 8.175%,
	5/15/58 (a)(e)		105	8,946
	Chubb Corp., 6.375%, 3/29/67 (a)		200	114,162
	Lincoln National Corp., 7%, 5/17/66 (a)		130	27,300
	MetLife, Inc., 6.40%, 12/15/66		250	105,000
	Progressive Corp., 6.70%, 6/15/37 (a)		190	85,469
	Reinsurance Group of America, 6.75%,
	12/15/65 (a)		135	52,712
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		145	76,946

				470,535

	Total Preferred Securities - 1.8%			1,671,300

	Total Long-Term Investments
	(Cost - $154,483,932) - 149.1%			138,794,649

	Short-Term Securities		Beneficial Interest (000)

U.S. Government Obligations - 3.5%	Federal Home Loan Bank, 0.11%, 5/04/09		3,300	3,299,667

	Total Short-Term Securities
	(Cost - $3,299,667) - 3.5%			3,299,667

	Options Purchased		Contracts (i)

Over-the-Counter Call Swaptions	Receive a fixed rate of 5.705% and pay a floating
	rate based on 3-month LIBOR, expiring May 2012,
	Broker Deutsche Bank AG		2	340,845
	Pay a fixed rate of 4.705% and receive a floating rate
	based on the 3-month LIBOR, expiring November
	2013, Broker JPMorgan Chase Bank		1	97,395

				438,240

Over-the-Counter-Put Swaptions	Pay a fixed rate of 4.705% and receive a floating rate
	based on the 3-month LIBOR, expiring November
	2013, Broker JPMorgan Chase Bank		1	29,518
	Pay a fixed rate of 5.705% and receive a
	floating rate based on 3-month LIBOR, expiring
	May 2012, Broker Deutsche Bank AG		2	26,642

				56,160

	Total Options Purchased
	(Cost - $274,385) - 0.5%			494,400

	Total Investments Before TBA Sale
	Commitments and Options Written
	(Cost - $158,057,984*) - 153.1%			142,588,716

11

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	TBA Sale Commitments		Par (000)	Value

	Fannie Mae Guaranteed Pass-Through
	Certificates:
	4.50%, 12/01/18 - 4/15/39	USD	(4,100)	$(4,189,688)
	5.00%, 4/15/24 - 4/15/39		(11,200)	(11,565,000)
	5.50%, 7/01/22 - 5/15/39		(1,700)	(1,764,280)
	6.00%, 2/01/17 - 4/15/39		(2,400)	(2,506,500)
	6.50%, 8/01/32 - 5/15/39		(800)	(842,500)
	Freddie Mac Mortgage Participation
	Certificates:
	4.50%, 10/01/34 - 4/01/39		(1,800)	(1,837,125)
	5.00%, 4/15/39		(1,400)	(1,443,750)
	5.50%, 2/01/35 - 4/15/39		(2,400)	(2,490,000)
	6.00%, 6/01/35		(200)	(209,062)
	Ginnie Mae MBS Certificates,
	4.50%, 4/15/39 - 5/15/39		(2,700)	(2,761,593)

	Total TBA Sale Commitments
	(Proceeds Received - $29,296,758) - (31.8)%			(29,609,498)

	Options Written		Contracts (i)

Over-the-Counter Call	Pay a fixed rate of 5.025% and receive a floating rate
Swaptions	based on 3-month LIBOR, expiring November 2010,
	Broker UBS AG		5	(753,400)
	Pay a fixed rate of 5.40% and receive a floating rate
	based on 3-month USD LIBOR, expiring December
	2010, Broker UBS AG		1	(267,290)
	Pay a fixed rate of 5.56% and receive a floating rate
	based on 3-month LIBOR, expiring October 2012,
	Broker UBS AG		7	(1,378,685)
	Pay a fixed rate of 3.18% and receive a floating rate
	based on 3-month LIBOR, expiring January 2010,
	Broker Citibank NA		2	(77,380)

				(2,476,755)

Put Equity Options Written	Receive a fixed rate of 3.18% and pay a floating rate
	based on 3-month LIBOR, expiring January 2010,
	Broker Citibank NA		2	(63,076)
	Receive a fixed rate of 5.025% and pay a floating rate
	based on 3-month LIBOR, expiring November 2010,
	Broker UBS AG		5	(49,695)
	Receive a fixed rate of 5.40% and pay a floating rate
	based on 3-month LIBOR, expiring December 2010,
	Broker UBS AG		1	(10,754)
	Receive a fixed rate of 5.56% and pay a floating rate
	based on 3-month LIBOR, expiring October 2012,
	Broker UBS AG		7	(36,118)

				(159,643)

	Total Options Written
	(Premiums Received - $1,344,900) - (2.8)%			(2,636,398)

	Total Investments, Net of TBA Sale Commitments
	and Options Written - 118.5%			110,342,820
	Liabilities in Excess of Other Assets - (18.5)%			(17,221,565)

	Net Assets - 100.0%			$93,121,255

12

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$158,190,034

Gross unrealized appreciation	$1,712,657
Gross unrealized depreciation	(17,313,975)

Net unrealized depreciation	$(15,601,318)

(a)	Variable rate security. Rate shown is as of report date.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

Bank of America N.A.	$1,636,030	$13,225
Barclays Capital Plc	$217,157	$9,813
Citigroup NA	$6,470,883	$19,081
Credit Suisse International	$(7,454,687)	$(118,434)
Deutsche Bank AG	$7,066,907	$77,942
Goldman Sachs Bank USA	$(1,328,438)	$(11,504)
JP Morgan Chase Bank	$9,069,187	$71,920
Morgan Stanley Capital Services, Inc.	$311,344	$3,542

(d)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	One contract represents a notional amount of $1,000,000.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Appreciation

	45	30-Year U.S. Treasury Bond	June 2009	$5,667,494	$169,147

•	Financial futures contracts sold as of March 31, 2009 were as follows:

			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Depreciation

	14	5-Year U.S.
		Treasury Bond	June 2009	$1,651,532	$(11,187)
	22	Euro Dollar Futures	June 2009	$5,371,438	(68,062)
	8	Euro Dollar Futures	September 2009	$1,972,826	(5,274)
	7	Euro Dollar Futures	December 2009	$1,723,429	(4,784)
	5	Euro Dollar Futures	March 2010	$1,229,127	(4,623)
	5	Euro Dollar Futures	June 2010	$1,226,244	(5,569)
	5	Euro Dollar Futures	September 2010	$1,223,344	(6,469)

13

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Depreciation

	5	Euro Dollar Futures	December 2010	$1,220,219	$(7,031)
	1	Euro Dollar Futures	March 2011	$243,542	(1,533)
	1	Euro Dollar Futures	June 2011	$243,042	(1,546)
	1	Euro Dollar Futures	September 2011	$242,619	(1,481)
	1	Euro Dollar Futures	December 2011	$242,232	(1,331)

	Total				$(118,890)

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

	Currency					Settlement	Unrealized
	Purchased		Currency Sold		Counterparty	Date	Depreciation

	USD	812,097	EUR	631,000	Citibank NA	5/20/09	$(26,256)

•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

5.273% (a)	3-month
	LIBOR	Citibank NA	October 2009	USD	2,900	$66,790
1.755% (b)	3-month
	LIBOR	Deutsche Bank AG	March 2011	USD	1,800	(12,891)
4.867% (b)	3-month
	LIBOR	UBS AG	October 2012	USD	2,900	299,763
4.667% (b)	3-month
	LIBOR	Deutsche Bank AG	October 2012	USD	3,300	319,488
5.023% (b)	3-month
	LIBOR	Deutsche Bank AG	October 2012	USD	3,900	423,462
3.38% (a)	3-month
	LIBOR	Deutsche Bank AG	March 2013	USD	4,300	229,569
2.531% (b)	3-month
	LIBOR	Citibank NA	March 2014	USD	1,800	(26,867)
2.24% (a)	3-month
	LIBOR	Deutsche Bank AG	March 2014	USD	1,300	1,541
2.628% (b)	3-month
	LIBOR	Deutsche Bank AG	March 2014	USD	2,600	(50,793)
2.81% (a)	3-month
	LIBOR	Citibank NA	February 2016	USD	1,000	16,106
3.173% (a)	3-month	Morgan Stanley
	LIBOR	Capital
		Services, Inc.	February 2019	USD	3,300	88,140
3.24% (b)	3-month
	LIBOR	Deutsche Bank AG	March 2019	USD	500	(16,004)
3.223% (a)	3-month	Morgan Stanley
	LIBOR	Capital
		Services, Inc.	March 2019	USD	800	24,892

14

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

				Notional		Unrealized
	Floating			Amount		Appreciation
Fixed Rate	Rate	Counterparty	Expiration	(000)		(Depreciation)

3.063% (a)	3-month	Credit Suisse
	LIBOR	International	March 2019	USD	1,100	$18,191
5.411% (a)	3-month	JPMorgan Chase
	LIBOR	Bank NA	August 2022	USD	570	146,656

Total						$1,528,043

	(a)	Trust pays floating interest rate and receives fixed rate.

	(b)	Trust pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Centrex Corp.	6.92%	JPMorgan Chase
		Bank NA	December 2010	USD	140	$(5,250)
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	295	4,634
Limited Brands, Inc.	1.065%	UBS AG	December 2010	USD	295	20,187
Knight, Inc.	1.8%	Credit Suisse
		International	January 2011	USD	190	(803)
Sara Lee. Corp.	0.604%	JPMorgan Chase
		Bank NA	March 2011	USD	295	(150)
Viacom, Inc.	2.4%	Deutsche Bank AG	June 2011	USD	275	2,473
Computer Sciences Corp.	0.88%	Morgan Stanley
		Capital
		Services, Inc.	June 2011	USD	290	(1,233)
KB Home	4.9%	JPMorgan Chase
		Bank NA	September 2011	USD	240	-
United Rentals, Inc.	5.0%	JPMorgan Chase
		Bank NA	March 2012	USD	260	893
Ryland Group, Inc.	4.51%	JPMorgan Chase
		Bank NA	June 2012	USD	85	(3,248)
Polyone Corp.	5.0%	Morgan Stanley
		Capital
		Services, Inc.	June 2012	USD	75	(540)
Macy’s, Inc.	7.5%	Morgan Stanley
		Capital
		Services, Inc.	June 2012	USD	130	-
D R Horton, Inc.	5.04%	JPMorgan Chase
		Bank NA	June 2013	USD	275	(9,534)
Expedia, Inc.	5.0%	Citibank NA	September 2013	USD	50	(364)
Expedia, Inc.	5.0%	Citibank NA	September 2013	USD	150	(1,091)

15

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Expedia, Inc.	5.18%	Goldman Sachs
		Bank USA	September 2013	USD	100	$(1,389)
Wendy’s International, Inc.	2.9%	JPMorgan Chase
		Bank NA	September 2013	USD	190	(3,688)
Eastman Chemical Co.	0.68%	Morgan Stanley
		Capital
		Services, Inc.	September 2013	USD	285	8,491
Centex Corp.	4.00%	JPMorgan Chase
		Bank NA	December 2013	USD	170	(1,417)
Hertz Corp.	5.0%	Goldman Sachs
		Bank USA	March 2014	USD	45	(5,917)
Hertz Corp.	5.0%	Goldman Sachs
		Bank USA	March 2014	USD	40	(2,460)
Toll Brothers Finance Corp.	2.0%	JPMorgan Chase
		Bank NA	March 2014	USD	130	(864)
DR Horton, Inc.	5.07%	JPMorgan Chase
		Bank NA	September 2014	USD	80	(4,438)
Huntsman	5.0%	Goldman Sachs
International LLC		Bank USA	December 2014	USD	90	(1,689)
Energy Future	5.0%	Morgan Stanley
Holdings Corp.		Capital
		Services, Inc.	December 2014	USD	335	(15,182)
Pulte-homes, Inc.	3.0%	JPMorgan Chase
		Bank NA	March 2015	USD	95	(2,782)
Huntsman		Goldman Sachs
International LLC	5.0%	Bank USA	March 2015	USD	45	3,220
Lennar Corp.	5.86%	JPMorgan Chase
		Bank NA	June 2015	USD	130	(5,872)
First Data Corp.	5.0%	Goldman Sachs
		Bank USA.	December 2015	USD	45	(1,312)
First Data Corp.	5.0%	JPMorgan Chase
		Bank NA	December 2015	USD	85	(2,904)
First Data Corp.	5.0%	Credit Suisse
		International	December 2015	USD	70	(2,392)
Sabre Holdings Corp.	5.0%	JPMorgan Chase
		Bank NA	March 2016	USD	180	(9,925)
Sabre Holdings Corp.	5.0%	JPMorgan Chase
		Bank NA	March 2016	USD	180	(10,825)

Total						$(55,371)

16

BlackRock Series Fund, Inc. - BlackRock Total Return Portfolio

Schedule of Investments March 31, 2009 (Unaudited)

•	Currency Abbreviations:

EUR	Euro
USD	US Dollar

•	The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active quoted prices for identical or similar assets in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation	Investments in		Other Financial
Inputs	Securities		Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	-	-	$169,147	$(118,890)
Level 2	$141,687,022	$(29,609,498)	2,168,896	(2,864,478)
Level 3	407,294	-	-	-

Total	$142,094,316	$(29,609,498)	$2,338,043	$(2,983,368)

* Other financial instruments are swaps, futures, foreign currency exchange contracts and options. Swaps, futures and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities

Balance, as of January 1, 2009	-
Accrued discounts/premiums	$(2)
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(415,420)
Net purchases (sales)	-
Net transfers in Level 3	822,716

Balance, as of March 31, 2009	$407,294

17

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Series Fund, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

Date: May 20, 2009

BlackRock Series Fund, Inc.

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: May 20, 2009